united states

securities and exchange commission

washington, d.c. 20549

form n-csr

certified shareholder report of registered management

investment companies

Investment Company Act file number:	811-23373

Exchange Place Advisors Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Stacy H. Louizos, Esq.

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

(212) 885-5147

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2024

Item 1. Reports to Stockholders.

(a)

North Square Core Plus Bond Fund

Class I (STTIX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Square Core Plus Bond Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred during the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.08%

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

	North Square Core Plus Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index	HFRX Absolute Return Index
Nov-2014	$1,000,000	$1,000,000	$1,000,000
Nov-2015	$1,002,695	$1,009,702	$1,026,234
Nov-2016	$1,061,978	$1,031,630	$1,023,014
Nov-2017	$1,114,936	$1,064,786	$1,056,813
Nov-2018	$1,077,415	$1,050,494	$1,064,867
Nov-2019	$1,077,503	$1,163,856	$1,093,682
Nov-2020	$1,143,531	$1,248,630	$1,116,068
Nov-2021	$1,200,703	$1,234,230	$1,143,488
Nov-2022	$1,096,644	$1,075,757	$1,158,479
Nov-2023	$1,055,787	$1,088,449	$1,190,972
Nov-2024	$1,150,900	$1,163,281	$1,255,550

Fund Statistics

  Net Assets$18,171,455
  Number of Portfolio Holdings211
  Advisory Fee (net of waivers)$16,478
  Portfolio Turnover242%

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Square Core Plus Bond Fund - Class I	9.01%	1.33%	1.42%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.52%
HFRX Absolute Return Index	5.42%	2.80%	2.30%

The performance results shown above in the line chart and the average annual total returns table for periods prior to September 23, 2024 represent the performance of the Trilogy Alternative Return Fund (the "Predecessor Fund") which converted into the Fund and is attributable to the Fund moving forward. The fund's performance has not been restated to reflect any differences paid by the Predecessor Fund and those paid by the fund.

Effective September 27, 2024, the Fund made changes to its principal investment strategies. Accordingly, the performance shown for periods prior to September 27, 2024, is based on the Fund's prior principal investment strategies and may not be representative of the Fund's performance under its current principal investment strategies. In connection with changes to the Fund’s investment objectives and principal investment strategies, the Fund’s primary benchmark index changed from the HFRX Absolute Return Index to the Bloomberg U.S. Aggregate Bond Index. The Adviser believes this benchmark index more closely aligns with the investment objectives and principal investment strategies of the Fund. Investors cannot invest directly in an index or benchmark.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-0.2%
Real Estate	0.2%
Supranational	0.6%
Health Care	1.4%
Technology	1.5%
Materials	1.6%
Purchased Options	1.6%
Consumer Staples	2.4%
Communications	3.2%
Short-Term Investments	3.2%
Consumer Discretionary	3.4%
Industrials	4.5%
Utilities	4.6%
Energy	5.5%
Asset Backed Securities	9.4%
U.S. Government & Agencies	11.1%
Financials	15.0%
Mortgage Backed Securities	31.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	3.2%
United States Treasury Note/Bond	2.4%
Federal National Mortgage Association	2.3%
Federal Home Loan Banks	1.6%
E-mini S&P 500 Index	1.6%
Freddie Mac Pool	1.4%
United States Treasury Note/Bond	1.3%
United States Treasury Note/Bond	1.3%
United States Treasury Note/Bond	1.3%
Federal Home Loan Banks	1.3%

Material Fund Changes

This is a summary of certain changes to the Fund since September 27, 2024. For more complete information you may review the Fund’s prospectus, which is available upon request at 1-855-551-5521 or on the Fund's website at https://northsquareinvest.com/fund-reports-holdings/

On September 27, 2024, the Fund changed its name from the North Square Trilogy Alternative Return Fund to the North Square Core Plus Bond Fund. In conjunction with the change of the Fund's name, the Fund changed: its investment objective to seek high current income and long-term capital appreciation; its principal investment strategies and principal risks to reflect the Fund's principal investments in fixed income investments; and its sub-advisers to CSM Advisors, LLC and Red Cedar Investment Management, LLC. For more information on these changes, please review Fund's Prospectus dated September 27, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Core Plus Bond Fund - Class I (STTIX)

Semi-Annual Shareholder Report - November 30, 2024

TSR-SAR 113024-STTIX

North Square Dynamic Small Cap Fund

Class A (ORSAX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Square Dynamic Small Cap Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.24%

How has the Fund performed over the last 10 years?

Total Return Based on $10,000 Investment

	North Square Dynamic Small Cap Fund - Class A	Russell 2000® Total Return Index	Russell 3000® Total Return Index
Nov-2014	$9,413	$10,000	$10,000
Nov-2015	$10,325	$10,351	$10,258
Nov-2016	$10,990	$11,601	$11,111
Nov-2017	$13,323	$13,728	$13,585
Nov-2018	$13,635	$13,807	$14,336
Nov-2019	$14,934	$14,844	$16,557
Nov-2020	$16,740	$16,862	$19,706
Nov-2021	$21,690	$20,576	$24,897
Nov-2022	$19,363	$17,898	$22,207
Nov-2023	$20,983	$17,439	$25,007
Nov-2024	$29,379	$23,793	$33,631

Fund Statistics

  Net Assets$425,278,772
  Number of Portfolio Holdings243
  Advisory Fee (net of waivers)$1,255,188
  Portfolio Turnover87%

Average Annual Total Returns

	1 Year	5 Years	10 years
North Square Dynamic Small Cap Fund - Class A
Without Load	40.01%	14.49%	12.05%
With Load	31.99%	13.15%	11.38%
Russell 2000® Total Return Index	36.43%	9.90%	9.05%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

The performance results shown above in the line chart and the average annual total returns table for periods prior to May 10, 2019 represent the performance of the Oak Ridge Multi Strategy Fund (the "Predecessor Fund") which converted into the Fund and is attributable to the Fund moving forward. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Exchange-Traded Funds	0.6%
Short-Term Investments	0.9%
Utilities	1.3%
Communications	2.6%
Materials	4.6%
Real Estate	5.0%
Energy	5.1%
Consumer Staples	6.8%
Consumer Discretionary	13.5%
Technology	13.7%
Health Care	14.4%
Financials	14.4%
Industrials	17.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Itron, Inc.	1.5%
BellRing Brands, Inc.	1.5%
Axos Financial, Inc.	1.5%
Mueller Industries, Inc.	1.5%
Louisiana-Pacific Corp.	1.5%
Frontdoor, Inc.	1.4%
Atkore, Inc.	1.4%
Coca-Cola Consolidated, Inc.	1.3%
Affiliated Managers Group, Inc.	1.2%
RingCentral, Inc., Class A	1.2%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Dynamic Small Cap Fund - Class A (ORSAX)

Semi-Annual Shareholder Report - November 30, 2024

TSR-SAR 113024-ORSAX

North Square Dynamic Small Cap Fund

Class I  (ORSIX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Square Dynamic Small Cap Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.99%

How has the Fund performed over the last 10 years?

Total Return Based on $1,000,000 Investment

	North Square Dynamic Small Cap Fund - Class I	Russell 2000® Return Index	Russell 3000® Total Return Index
Nov-2014	$999,997	$1,000,000	$1,000,000
Nov-2015	$1,097,628	$1,035,071	$1,025,831
Nov-2016	$1,171,153	$1,160,075	$1,111,055
Nov-2017	$1,423,364	$1,372,801	$1,358,510
Nov-2018	$1,460,367	$1,380,676	$1,433,590
Nov-2019	$1,603,461	$1,484,422	$1,655,661
Nov-2020	$1,801,897	$1,686,212	$1,970,628
Nov-2021	$2,340,506	$2,057,601	$2,489,677
Nov-2022	$2,094,715	$1,789,835	$2,220,728
Nov-2023	$2,274,157	$1,743,926	$2,500,731
Nov-2024	$3,192,562	$2,379,299	$3,363,117

Fund Statistics

  Net Assets$425,278,772
  Number of Portfolio Holdings243
  Advisory Fee (net of waivers)$1,255,188
  Portfolio Turnover87%

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Square Dynamic Small Cap Fund - Class I	40.38%	14.77%	12.30%
Russell 2000® Return Index	36.43%	9.90%	9.05%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

The performance results shown above in the line chart and the average annual total returns table for periods prior to May 10, 2019 represent the performance of the Oak Ridge Multi Strategy Fund (the "Predecessor Fund") which converted into the Fund and is attributable to the Fund moving forward. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Exchange-Traded Funds	0.6%
Short-Term Investments	0.9%
Utilities	1.3%
Communications	2.6%
Materials	4.6%
Real Estate	5.0%
Energy	5.1%
Consumer Staples	6.8%
Consumer Discretionary	13.5%
Technology	13.7%
Health Care	14.4%
Financials	14.4%
Industrials	17.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Itron, Inc.	1.5%
BellRing Brands, Inc.	1.5%
Axos Financial, Inc.	1.5%
Mueller Industries, Inc.	1.5%
Louisiana-Pacific Corp.	1.5%
Frontdoor, Inc.	1.4%
Atkore, Inc.	1.4%
Coca-Cola Consolidated, Inc.	1.3%
Affiliated Managers Group, Inc.	1.2%
RingCentral, Inc., Class A	1.2%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Dynamic Small Cap Fund - Class I (ORSIX)

Semi-Annual Shareholder Report - November 30, 2024

TSR-SAR 113024-ORSIX

North Square Kennedy MicroCap Fund

Class I  (NKMCX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Square Kennedy MicroCap Fund (the "Fund") for the period of June 10, 2024, to November 30, 2024.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	1.47%

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

	North Square Kennedy MicroCap Fund - Class I	Russell 3000® Total Return Index	Russell Microcap® Index
06/10/24	$100,000	$100,000	$100,001
11/30/24	$127,300	$114,487	$121,781

Fund Statistics

  Net Assets$12,463,230
  Number of Portfolio Holdings122
  Advisory Fee (net of waivers)$0
  Portfolio Turnover46%

Average Annual Total Returns

Since Inception (June 10, 2024)
North Square Kennedy MicroCap Fund - Class I	27.30%
Russell 3000® Total Return Index	14.49%
Russell Microcap® Index	21.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Communications	2.9%
Real Estate	3.1%
Consumer Staples	3.7%
Materials	3.9%
Consumer Discretionary	4.7%
Energy	5.0%
Short-Term Investments	5.3%
Industrials	9.9%
Technology	10.9%
Health Care	23.6%
Financials	27.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	5.3%
Southern States Bancshares, Inc.	2.8%
Northeast Bank	2.4%
Universal Technical Institute, Inc.	2.3%
Third Coast Bancshares, Inc.	2.0%
Riley Exploration Permian, Inc.	2.0%
Oportun Financial Corp.	1.7%
SunOpta, Inc.	1.5%
Capital Bancorp, Inc.	1.5%
Powerfleet, Inc.	1.5%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Kennedy MicroCap Fund - Class I (NKMCX)

Semi-Annual Shareholder Report - November 30, 2024

TSR-SAR 113024-NKMCX

North Square Multi Strategy Fund

Class A  (ORILX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Square Multi Strategy Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.96%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	North Square Multi Strategy Fund - Class A	Russell 3000® Total Return Index
Nov-2014	$9,426	$10,000
Nov-2015	$9,937	$10,258
Nov-2016	$9,720	$11,111
Nov-2017	$12,122	$13,585
Nov-2018	$12,420	$14,336
Nov-2019	$13,814	$16,557
Nov-2020	$15,775	$19,706
Nov-2021	$19,270	$24,897
Nov-2022	$17,427	$22,207
Nov-2023	$18,658	$25,007
Nov-2024	$23,191	$33,631

Fund Statistics

  Net Assets$42,323,927
  Number of Portfolio Holdings12
  Advisory Fee (net of waivers)$38,045
  Portfolio Turnover5%

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Square Multi Strategy Fund - Class A
Without Load	24.30%	10.92%	9.42%
With Load	17.15%	9.62%	8.78%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

The performance results shown above in the line chart and the average annual total returns table for periods prior to May 10, 2019 represent the performance of the Oak Ridge Multi Strategy Fund (the "Predecessor Fund") which converted into the Fund and is attributable to the Fund moving forward. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

Effective July 18, 2017, the Predecessor Fund made certain changes to its principal investment strategies. Accordingly, the Predecessor Fund's performance for the periods prior to July 18, 2017, is based on the Predecessor Fund's prior principal investment strategies and may not be representative of the Predecessor Fund's performance with its amended investment strategies, which are substantially identical to that of the Fund.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Short-Term Investments	1.3%
Fixed Income	23.3%
Equity	75.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	17.5%
North Square Altrinsic International Equity Fund, Class I	13.6%
North Square Preferred and Income Securities Fund, Class I	12.3%
North Square McKee Bond Fund, Class I	11.0%
Vanguard® Dividend Appreciation ETF	10.6%
Vanguard® Value ETF	7.5%
North Square Advisory Research Small Value Fund, Class I	6.8%
Invesco® S&P 500® GARP ETF	6.3%
Vanguard® Growth ETF	5.7%
iShares® Core S&P 500® ETF	5.0%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Multi Strategy Fund - Class A (ORILX)

Semi-Annual Shareholder Report - November 30, 2024

TSR-SAR 113024-ORILX

North Square Multi Strategy Fund

Class I (PORYX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Square Multi Strategy Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.70%

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

	North Square Multi Strategy Fund - Class I	Russell 3000® Total Return Index
Nov-2014	$1,000,000	$1,000,000
Nov-2015	$1,054,774	$1,025,831
Nov-2016	$1,032,161	$1,111,055
Nov-2017	$1,287,437	$1,358,510
Nov-2018	$1,323,116	$1,433,590
Nov-2019	$1,480,415	$1,655,661
Nov-2020	$1,703,050	$1,970,628
Nov-2021	$2,089,161	$2,489,677
Nov-2022	$1,894,977	$2,220,728
Nov-2023	$2,032,715	$2,500,731
Nov-2024	$2,533,552	$3,363,117

Fund Statistics

  Net Assets$42,323,927
  Number of Portfolio Holdings12
  Advisory Fee (net of waivers)$38,045
  Portfolio Turnover5%

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Square Multi Strategy Fund - Class I	24.64%	11.34%	9.74%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

The performance results shown above in the line chart and the average annual total returns table for periods prior to May 10, 2019 represent the performance of the Oak Ridge Multi Strategy Fund (the "Predecessor Fund") which converted into the Fund and is attributable to the Fund moving forward. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

Effective July 18, 2017, the Predecessor Fund made certain changes to its principal investment strategies. Accordingly, the Predecessor Fund's performance for the periods prior to July 18, 2017, is based on the Predecessor Fund's prior principal investment strategies and may not be representative of the Predecessor Fund's performance with its amended investment strategies, which are substantially identical to that of the Fund.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Short-Term Investments	1.3%
Fixed Income	23.3%
Equity	75.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	17.5%
North Square Altrinsic International Equity Fund, Class I	13.6%
North Square Preferred and Income Securities Fund, Class I	12.3%
North Square McKee Bond Fund, Class I	11.0%
Vanguard® Dividend Appreciation ETF	10.6%
Vanguard® Value ETF	7.5%
North Square Advisory Research Small Value Fund, Class I	6.8%
Invesco® S&P 500® GARP ETF	6.3%
Vanguard® Growth ETF	5.7%
iShares® Core S&P 500® ETF	5.0%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Multi Strategy Fund - Class I (PORYX)

Semi-Annual Shareholder Report - November 30, 2024

TSR-SAR 113024-PORYX

North Square Preferred and Income Securities Fund

Class I  (ORDNX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Square Preferred and Income Securities Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.96%

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

	North Square Preferred and Income Securities Fund - Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofAML Fixed Rate Preferred Securities Index
Nov-2014	$1,000,000	$1,000,000	$1,000,000
Nov-2015	$1,004,700	$1,009,702	$1,067,866
Nov-2016	$1,058,114	$1,031,630	$1,096,103
Nov-2017	$1,297,133	$1,064,786	$1,214,181
Nov-2018	$1,410,680	$1,050,494	$1,173,065
Nov-2019	$1,645,827	$1,163,856	$1,347,576
Nov-2020	$1,848,972	$1,248,630	$1,438,222
Nov-2021	$2,299,148	$1,234,230	$1,466,708
Nov-2022	$2,089,309	$1,075,757	$1,302,512
Nov-2023	$2,304,377	$1,088,449	$1,370,005
Nov-2024	$2,783,339	$1,163,281	$1,534,987

Fund Statistics

  Net Assets$253,815,416
  Number of Portfolio Holdings78
  Advisory Fee (net of waivers)$796,379
  Portfolio Turnover44%

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Square Preferred and Income Securities Fund - Class I	20.78%	11.08%	10.78%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.52%
ICE BofAML Fixed Rate Preferred Securities Index	12.04%	2.64%	4.38%

The Fund adopted the historical performance of the Oak Ridge Dividend Growth Fund (the “Predecessor Fund”), which was reorganized into the Fund on May 10, 2019. Fund performance results above for the period prior to that date represent the performance of the Predecessor Fund. Effective January 11, 2022, the Fund made changes to its investment objective and principal investment strategies. Accordingly, the performance prior to January 11, 2022, is based on the Fund's prior investment objective and principal investment strategies and may not be representative of the Fund's performance under its current principal investment strategies.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Agency	0.4%
Industrials	2.7%
Communications	3.0%
Consumer Discretionary	3.0%
Short-Term Investments	3.9%
Energy	11.9%
Utilities	28.5%
Financials	45.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vistra Corp., 8.875%, 12/31/49	3.3%
Energy Transfer LP, 6.625%, Perpetual	3.2%
KeyCorp, 5.000%, Perpetual	2.9%
AltaGas Ltd., 7.200%, 10/15/54	2.8%
Stanley Black & Decker, Inc., 4.000%, 03/15/60	2.7%
Deutsche Bank AG, 4.789%, 12/31/49	2.7%
Algonquin Power & Utilities Corp., 4.750%, 01/18/82	2.6%
South Bow Canadian Infrastructure Holdings Ltd., 7.500%, 03/1/55	2.6%
Ally Financial, Inc., 4.700%, Perpetual	2.5%
CenterPoint Energy, Inc., 6.850%, 02/15/55	2.4%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Preferred and Income Securities Fund - Class I (ORDNX)

Semi-Annual Shareholder Report - November 30, 2024

TSR-SAR 113024-ORDNX

North Square Spectrum Alpha Fund

Class A  (ORIGX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Square Spectrum Alpha Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.30%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	North Square Spectrum Alpha Fund - Class A	Russell 2000® Total Return Index	Russell 3000® Total Return Index
Nov-2014	$9,425	$10,000	$10,000
Nov-2015	$9,270	$10,351	$10,258
Nov-2016	$9,292	$11,601	$11,111
Nov-2017	$10,601	$13,728	$13,585
Nov-2018	$11,641	$13,807	$14,336
Nov-2019	$12,443	$14,844	$16,557
Nov-2020	$15,219	$16,862	$19,706
Nov-2021	$17,579	$20,576	$24,897
Nov-2022	$13,783	$17,898	$22,207
Nov-2023	$14,594	$17,439	$25,007
Nov-2024	$20,282	$23,793	$33,631

Fund Statistics

  Net Assets (In Millions)$86,997
  Number of Holdings5
  Advisory Fee$80,976
  Portfolio turnover14%

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Square Spectrum Alpha Fund - Class A
Without Load	38.98%	10.27%	7.97%
With Load	31.04%	8.97%	7.33%
Russell 2000® Total Return Index	36.43%	9.90%	9.05%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

The performance results shown above in the line chart and the average annual total returns table for periods prior to May 10, 2019 represent the performance of the Oak Ridge Small Cap Growth Fund (the "Predecessor Fund") which converted into the Fund and is attributable to the Fund moving forward. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

Effective January 11, 2022, the Fund made certain changes to its principal investment strategies. Accordingly, the Fund's performance for the periods prior to January 11, 2022, is based on the prior principal investment strategies and may not be representative of the Fund's performance under its current principal investment strategies.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.4%
Exchange-Traded Funds	1.3%
Mutual Funds	11.6%
Open End Funds	86.9%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	60.9%
North Square Advisory Research Small Value Fund, Class I	26.0%
North Square Kennedy MicroCap Fund, Class I	11.6%
iShares® Russell 2000 ETF	1.3%
First American Treasury Obligations Fund, Class X	0.4%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Spectrum Alpha Fund - Class A (ORIGX)

Semi-Annual Shareholder Report - November 30, 2024

TSR-SAR 113024-ORIGX

North Square Spectrum Alpha Fund

Class I (ORIYX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Square Spectrum Alpha Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	1.05%

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

	North Square Spectrum Alpha Fund - Class I	Russell 2000® Total Return Index	Russell 3000® Total Return Index
Nov-2014	$1,000,000	$1,000,000	$1,000,000
Nov-2015	$986,688	$1,035,071	$1,025,831
Nov-2016	$992,843	$1,160,075	$1,111,055
Nov-2017	$1,136,410	$1,372,801	$1,358,510
Nov-2018	$1,250,959	$1,380,676	$1,433,590
Nov-2019	$1,340,446	$1,484,422	$1,655,661
Nov-2020	$1,643,005	$1,686,212	$1,970,628
Nov-2021	$1,903,196	$2,057,601	$2,489,677
Nov-2022	$1,496,070	$1,789,835	$2,220,728
Nov-2023	$1,587,878	$1,743,926	$2,500,731
Nov-2024	$2,211,350	$2,379,299	$3,363,117

Fund Statistics

  Net Assets (In Millions)$86,997
  Number of Holdings5
  Advisory Fee$80,976
  Portfolio turnover14%

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Square Spectrum Alpha Fund - Class I	39.26%	10.53%	8.26%
Russell 2000® Total Return Index	36.43%	9.90%	9.05%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

The performance results shown above in the line chart and the average annual total returns table for periods prior to May 10, 2019 represent the performance of the Oak Ridge Small Cap Growth Fund (the "Predecessor Fund") which converted into the Fund and is attributable to the Fund moving forward. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

Effective January 11, 2022, the Fund made certain changes to its principal investment strategies. Accordingly, the Fund's performance for the periods prior to January 11, 2022, is based on the prior principal investment strategies and may not be representative of the Fund's performance under its current principal investment strategies.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.4%
Exchange-Traded Funds	1.3%
Mutual Funds	11.6%
Open End Funds	86.9%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	60.9%
North Square Advisory Research Small Value Fund, Class I	26.0%
North Square Kennedy MicroCap Fund, Class I	11.6%
iShares® Russell 2000 ETF	1.3%
First American Treasury Obligations Fund, Class X	0.4%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Spectrum Alpha Fund - Class I (ORIYX)

Semi-Annual Shareholder Report - November 30, 2024

TSR-SAR 113024-ORIYX

North Square Tactical Defensive Fund

Class A (ETFRX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Square Tactical Defensive Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.95%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	North Square Tactical Defensive Fund - Class A	Morningstar Moderate Target Risk Index	Russell 3000® Total Return Index
Sep-2006	$9,428	$10,000	$10,000
Nov-2006	$10,027	$10,572	$10,688
Nov-2007	$10,890	$11,594	$11,441
Nov-2008	$8,158	$8,701	$6,996
Nov-2009	$9,296	$10,842	$8,896
Nov-2010	$10,333	$11,805	$10,020
Nov-2011	$9,861	$12,315	$10,721
Nov-2012	$10,661	$13,704	$12,431
Nov-2013	$12,292	$15,690	$16,373
Nov-2014	$13,147	$16,765	$18,915
Nov-2015	$11,971	$16,551	$19,404
Nov-2016	$12,682	$17,491	$21,016
Nov-2017	$14,896	$20,099	$25,697
Nov-2018	$14,768	$20,063	$27,117
Nov-2019	$15,826	$22,559	$31,317
Nov-2020	$16,264	$25,215	$37,275
Nov-2021	$18,836	$27,853	$47,093
Nov-2022	$18,039	$24,935	$42,006
Nov-2023	$17,949	$26,321	$47,302
Nov-2024	$20,757	$30,835	$63,614

Fund Statistics

  Net Assets$57,564,623
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$334,622
  Portfolio Turnover93%

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Square Tactical Defensive Fund - Class A
Without Load	15.64%	5.57%	4.67%
With Load	9.03%	4.33%	4.05%
Morningstar Moderate Target Risk Index	17.15%	6.45%	6.28%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

The performance results shown above in the line chart and the average annual total returns table for periods prior to June 11, 2021 represent the performance of the Stadion Tactical Defensive Fund (the "Predecessor Fund") which converted into the Fund and is attributable to the Fund moving forward. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

The Morningstar Moderate Target Risk Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Short-Term Investments	1.7%
Equity	98.4%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR® Portfolio S&P 500® ETF	27.2%
SPDR® Dow Jones Industrial Average ETF Trust	23.8%
iShares® Core S&P 500® ETF	23.7%
SPDR® Portfolio Developed World ex-US ETF	14.9%
SPDR® Portfolio Emerging Markets ETF	5.4%
SPDR® Portfolio S&P 600® Small Cap ETF	3.4%

Material Fund Changes

This report describes changes to the Fund that occurred during the reporting period.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Tactical Defensive Fund - Class A (ETFRX)

Semi-Annual Shareholder Report - November 30, 2024

TSR-SAR 113024-ETFRX

North Square Tactical Defensive Fund

Class C (ETFZX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Square Tactical Defensive Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.35%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	North Square Tactical Defensive Fund - Class C	Morningstar Moderate Target Risk Index	Russell 3000® Total Return Index
Oct-2009	$10,000	$10,000	$10,000
Nov-2009	$10,103	$10,350	$10,582
Nov-2010	$11,149	$11,270	$11,918
Nov-2011	$10,564	$11,756	$12,751
Nov-2012	$11,327	$13,082	$14,785
Nov-2013	$12,943	$14,978	$19,474
Nov-2014	$13,747	$16,004	$22,498
Nov-2015	$12,418	$15,800	$23,079
Nov-2016	$13,064	$16,697	$24,997
Nov-2017	$15,215	$19,187	$30,564
Nov-2018	$14,977	$19,153	$32,253
Nov-2019	$15,928	$21,535	$37,250
Nov-2020	$16,246	$24,071	$44,336
Nov-2021	$18,674	$26,590	$56,013
Nov-2022	$17,742	$23,804	$49,963
Nov-2023	$17,534	$25,127	$56,262
Nov-2024	$20,109	$29,436	$75,664

Fund Statistics

  Net Assets$57,564,623
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$334,622
  Portfolio Turnover93%

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Square Tactical Defensive Fund - Class C
Without Load	14.69%	4.77%	3.88%
With Load	13.69%	4.77%	3.88%
Morningstar Moderate Target Risk Index	17.15%	6.45%	6.28%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

The performance results shown above in the line chart and the average annual total returns table for periods prior to June 11, 2021 represent the performance of the Stadion Tactical Defensive Fund (the "Predecessor Fund") which converted into the Fund and is attributable to the Fund moving forward. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

The Morningstar Moderate Target Risk Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Short-Term Investments	1.7%
Equity	98.4%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR® Portfolio S&P 500® ETF	27.2%
SPDR® Dow Jones Industrial Average ETF Trust	23.8%
iShares® Core S&P 500® ETF	23.7%
SPDR® Portfolio Developed World ex-US ETF	14.9%
SPDR® Portfolio Emerging Markets ETF	5.4%
SPDR® Portfolio S&P 600® Small Cap ETF	3.4%

Material Fund Changes

This report describes changes to the Fund that occurred during the reporting period.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Tactical Defensive Fund - Class C (ETFZX)

Semi-Annual Shareholder Report - November 30, 2024

TSR-SAR 113024-ETFZX

North Square Tactical Defensive Fund

Class I (ETFWX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Square Tactical Defensive Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	1.70%

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

	North Square Tactical Defensive Fund - Class I	Morningstar Moderate Target Risk Index	Russell 3000® Total Return Index
Nov-2014	$1,000,000	$1,000,000	$1,000,000
Nov-2015	$912,221	$987,210	$1,025,831
Nov-2016	$969,874	$1,043,307	$1,111,055
Nov-2017	$1,140,566	$1,198,892	$1,358,510
Nov-2018	$1,134,276	$1,196,711	$1,433,590
Nov-2019	$1,216,651	$1,345,588	$1,655,661
Nov-2020	$1,253,032	$1,504,027	$1,970,628
Nov-2021	$1,454,397	$1,661,405	$2,489,677
Nov-2022	$1,396,019	$1,487,340	$2,220,728
Nov-2023	$1,392,634	$1,570,001	$2,500,731
Nov-2024	$1,613,459	$1,839,240	$3,363,117

Fund Statistics

  Net Assets$57,564,623
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$334,622
  Portfolio Turnover93%

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Square Tactical Defensive Fund - Class I	15.86%	5.81%	4.90%
Morningstar Moderate Target Risk Index	17.15%	6.45%	6.28%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

The performance results shown above in the line chart and the average annual total returns table for periods prior to June 11, 2021 represent the performance of the Stadion Tactical Defensive Fund (the "Predecessor Fund") which converted into the Fund and is attributable to the Fund moving forward. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

The Morningstar Moderate Target Risk Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Short-Term Investments	1.7%
Equity	98.4%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR® Portfolio S&P 500® ETF	27.2%
SPDR® Dow Jones Industrial Average ETF Trust	23.8%
iShares® Core S&P 500® ETF	23.7%
SPDR® Portfolio Developed World ex-US ETF	14.9%
SPDR® Portfolio Emerging Markets ETF	5.4%
SPDR® Portfolio S&P 600® Small Cap ETF	3.4%

Material Fund Changes

This report describes changes to the Fund that occurred during the reporting period.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Tactical Defensive Fund - Class I (ETFWX)

Semi-Annual Shareholder Report - November 30, 2024

TSR-SAR 113024-ETFWX

North Square Tactical Growth Fund

Class A  (ETFAX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Square Tactical Growth Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.55%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	North Square Tactical Growth Fund - Class A	Morningstar Moderately Aggressive Target Risk Index	Russell 3000® Total Return Index
Apr-2013	$9,422	$10,000	$10,000
Nov-2013	$10,296	$11,131	$11,780
Nov-2014	$11,548	$11,992	$13,609
Nov-2015	$11,378	$11,786	$13,960
Nov-2016	$11,938	$12,537	$15,120
Nov-2017	$13,476	$14,959	$18,488
Nov-2018	$13,725	$14,944	$19,510
Nov-2019	$14,553	$16,918	$22,532
Nov-2020	$16,490	$18,986	$26,818
Nov-2021	$18,863	$21,700	$33,882
Nov-2022	$17,220	$19,549	$30,222
Nov-2023	$18,257	$20,932	$34,032
Nov-2024	$22,725	$25,300	$45,768

Fund Statistics

  Net Assets$557,556,772
  Number of Portfolio Holdings11
  Advisory Fee (net of waivers)$2,745,825
  Portfolio Turnover13%

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Square Tactical Growth Fund - Class A
Without Load	24.47%	9.32%	7.00%
With Load	17.31%	8.04%	6.37%
Morningstar Moderately Aggressive Target Risk Index	20.87%	8.38%	7.75%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

The performance results shown above in the line chart and the average annual total returns table for periods prior to June 11, 2021 represent the performance of the Stadion Tactical Growth Fund (the "Predecessor Fund") which converted into the Fund and is attributable to the Fund moving forward. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

The Morningstar Moderately Target Risk Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Fixed Income	4.8%
Short-Term Investments	8.0%
Exchange-Traded Funds	29.4%
Equity	57.9%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust, Series 1	15.4%
Vanguard Growth ETF	15.2%
SPDR® S&P 500® ETF Trust	14.0%
Vanguard Value ETF	11.6%
iShares® Russell 2000 ETF	9.5%
Financial Select Sector SPDR® Fund	6.3%
iShares® Russell 3000 ETF	5.8%
iShares® Core High Dividend ETF	5.0%
iShares® 3-7 Year Treasury Bond ETF	4.8%
iShares® MSCI Eurozone ETF	4.6%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Tactical Growth Fund - Class A (ETFAX)

Semi-Annual Shareholder Report - November 30, 2024

TSR-SAR 113024-ETFAX

North Square Tactical Growth Fund

Class C (ETFCX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Square Tactical Growth Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$61	1.15%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	North Square Tactical Growth Fund - Class C	Morningstar Moderately Aggressive Target Risk Index	Russell 3000® Total Return Index
Apr-2013	$10,000	$10,000	$10,000
Nov-2013	$10,871	$11,131	$11,780
Nov-2014	$12,103	$11,992	$13,609
Nov-2015	$11,840	$11,786	$13,960
Nov-2016	$12,321	$12,537	$15,120
Nov-2017	$13,802	$14,959	$18,488
Nov-2018	$13,957	$14,944	$19,510
Nov-2019	$14,688	$16,918	$22,532
Nov-2020	$16,515	$18,986	$26,818
Nov-2021	$18,753	$21,700	$33,882
Nov-2022	$16,985	$19,549	$30,222
Nov-2023	$17,871	$20,932	$34,032
Nov-2024	$22,090	$25,300	$45,768

Fund Statistics

  Net Assets$557,556,772
  Number of Portfolio Holdings11
  Advisory Fee (net of waivers)$2,745,825
  Portfolio Turnover13%

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Square Tactical Growth Fund - Class C
Without Load	23.61%	8.50%	6.20%
With Load	22.61%	8.50%	6.20%
Morningstar Moderately Aggressive Target Risk Index	20.87%	8.38%	7.75%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

The performance results shown above in the line chart and the average annual total returns table for periods prior to June 11, 2021 represent the performance of the Stadion Tactical Growth Fund (the "Predecessor Fund") which converted into the Fund and is attributable to the Fund moving forward. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

The Morningstar Moderately Target Risk Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Fixed Income	4.8%
Short-Term Investments	8.0%
Exchange-Traded Funds	29.4%
Equity	57.9%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust, Series 1	15.4%
Vanguard Growth ETF	15.2%
SPDR® S&P 500® ETF Trust	14.0%
Vanguard Value ETF	11.6%
iShares® Russell 2000 ETF	9.5%
Financial Select Sector SPDR® Fund	6.3%
iShares® Russell 3000 ETF	5.8%
iShares® Core High Dividend ETF	5.0%
iShares® 3-7 Year Treasury Bond ETF	4.8%
iShares® MSCI Eurozone ETF	4.6%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Tactical Growth Fund - Class C (ETFCX)

Semi-Annual Shareholder Report - November 30, 2024

TSR-SAR 113024-ETFCX

North Square Tactical Growth Fund

Class I  (ETFOX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about North Square Tactical Growth Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	1.30%

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

	North Square Tactical Growth Fund - Class I	Morningstar Moderately Aggressive Target Risk Index	Russell 3000® Total Return Index
Nov-2014	$1,000,000	$1,000,000	$1,000,000
Nov-2015	$988,362	$982,789	$1,025,831
Nov-2016	$1,038,767	$1,045,453	$1,111,055
Nov-2017	$1,175,949	$1,247,466	$1,358,510
Nov-2018	$1,200,387	$1,246,166	$1,433,590
Nov-2019	$1,275,163	$1,410,823	$1,655,661
Nov-2020	$1,449,724	$1,583,202	$1,970,628
Nov-2021	$1,661,532	$1,809,560	$2,489,677
Nov-2022	$1,520,706	$1,630,182	$2,220,728
Nov-2023	$1,616,391	$1,745,521	$2,500,731
Nov-2024	$2,017,631	$2,109,761	$3,363,117

Fund Statistics

  Net Assets$557,556,772
  Number of Portfolio Holdings11
  Advisory Fee (net of waivers)$2,745,825
  Portfolio Turnover13%

Average Annual Total Returns

	1 Year	5 Years	10 Years
North Square Tactical Growth Fund - Class I	24.82%	9.61%	7.27%
Morningstar Moderately Aggressive Target Risk Index	20.87%	8.38%	7.75%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

The performance results shown above in the line chart and the average annual total returns table for periods prior to June 11, 2021 represent the performance of the Stadion Tactical Growth Fund (the "Predecessor Fund") which converted into the Fund and is attributable to the Fund moving forward. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

The Morningstar Moderately Target Risk Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Fixed Income	4.8%
Short-Term Investments	8.0%
Exchange-Traded Funds	29.4%
Equity	57.9%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust, Series 1	15.4%
Vanguard Growth ETF	15.2%
SPDR® S&P 500® ETF Trust	14.0%
Vanguard Value ETF	11.6%
iShares® Russell 2000 ETF	9.5%
Financial Select Sector SPDR® Fund	6.3%
iShares® Russell 3000 ETF	5.8%
iShares® Core High Dividend ETF	5.0%
iShares® 3-7 Year Treasury Bond ETF	4.8%
iShares® MSCI Eurozone ETF	4.6%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Tactical Growth Fund - Class I (ETFOX)

Semi-Annual Shareholder Report - November 30, 2024

TSR-SAR 113024-ETFOX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

SEMI-ANNUAL FINANCIAL STATEMENTS

NORTH SQUARE SPECTRUM ALPHA FUND

NORTH SQUARE DYNAMIC SMALL CAP FUND

NORTH SQUARE MULTI STRATEGY FUND

NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND

NORTH SQUARE TACTICAL GROWTH FUND

NORTH SQUARE TACTICAL DEFENSIVE FUND

NORTH SQUARE CORE PLUS BOND FUND

NORTH SQUARE KENNEDY MICROCAP FUND

NOVEMBER 30, 2024

North Square Investments | www.northsquareinvest.com

North Square Funds

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	34
Statements of Operations	37
Statements of Changes in Net Assets	39
Financial Highlights	46
Notes to Financial Statements	61
Supplemental Information	80

This report and the financial statements contained herein are provided for the general information of the shareholders of the North Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.northsquareinvest.com

North Square Spectrum Alpha Fund

Schedule of Investments (Unaudited)

November 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 1.3%
4,600	iShares® Russell 2000 ETF	$1,112,602
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,021,339)	1,112,602

	MUTUAL FUNDS — 98.5%
1,576,800	North Square Advisory Research Small Value Fund, Class I(b)	22,642,848
3,059,062	North Square Dynamic Small Cap Fund, Class I(a)(c)	52,952,366
795,232	North Square Kennedy MicroCap Fund, Class I(a)	10,123,300
	TOTAL MUTUAL FUNDS (Cost $65,287,546)	85,718,514

	SHORT-TERM INVESTMENTS — 0.4%
343,424	First American Treasury Obligations Fund, Class X, 4.55%(d)	343,424
	TOTAL SHORT-TERM INVESTMENTS (Cost $343,424)	343,424
	TOTAL INVESTMENTS — 100.2% (Cost $66,652,309)	$87,174,540
	Liabilities in Excess of Other Assets— (0.2)%	(177,441)
	NET ASSETS — 100.0%	$86,997,099

(a)	Affiliated Company. See Note 11.

(b)

Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of November 30, 2024, the percentage of net assets invested in North Square Advisory Research Small Value Fund, Class I was 26.0 % of the Fund.

(c)

Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of November 30, 2024, the percentage of net assets invested in North Square Dynamic Small Cap Fund, Class I was 60.9% of the Fund.

(d)	Rate disclosed is the seven day effective yield as of November 30, 2024.

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

Schedule of Investments (Unaudited)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.9%
	COMMUNICATIONS — 2.6%
	INTERNET MEDIA & SERVICES — 0.8%
208,180	Eventbrite, Inc., Class A(a)	$732,794
25,890	MediaAlpha, Inc.(a)	326,991
60,960	Yelp, Inc.(a)	2,329,891
		3,389,676
	PUBLISHING & BROADCASTING — 0.1%
59,430	Gray Television, Inc.	253,766

	TELECOMMUNICATIONS — 1.7%
12,870	IDT Corp., Class B(a)	664,607
41,280	Iridium Communications, Inc.(a)	1,226,842
130,790	Telephone and Data Systems, Inc.	4,470,401
18,370	United States Cellular Corp.(a)	1,165,760
		7,527,610
	TOTAL COMMUNICATIONS	11,171,052

	CONSUMER DISCRETIONARY — 13.5%
	AUTOMOTIVE — 0.8%
147,193	American Axle & Manufacturing Holdings, Inc.(a)	972,946
204,160	Dana, Inc.	2,041,599
3,270	Dorman Products, Inc.(a)	457,735
		3,472,280
	CONSUMER SERVICES — 2.1%
21,410	Adtalem Global Education, Inc.(a)	1,957,088
51,390	Coursera, Inc.(a)	408,551
19,800	Grand Canyon Education, Inc.(a)	3,258,882
10,040	Stride, Inc.(a)	1,072,975
62,790	Upbound Group, Inc.	2,159,348
		8,856,844
	E-COMMERCE DISCRETIONARY — 1.1%
56,380	Chewy, Inc.(a)	1,883,656
80,970	Revolve Group, Inc.(a)	2,921,397
		4,805,053
	HOME CONSTRUCTION — 3.5%
31,520	Century Communities, Inc.	2,848,147
21,126	Forestar Group, Inc.(a)	630,611
34,105	Griffon Corp.	2,875,052
34,211	Interface, Inc.	908,302
25,500	M/I Homes, Inc.(a)	4,208,264
4,430	Taylor Morrison Home Corp.(a)	327,244
73,030	TRI Pointe Homes, Inc.(a)	3,178,996
		14,976,616

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Shares		Fair Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	LEISURE FACILITIES & SERVICES — 3.3%
124,720	Life Time Group Holdings, Inc.(a)	$3,026,954
59,350	OneSpaWorld Holdings Ltd.	1,127,057
254,040	Rush Street Interactive, Inc.(a)	3,663,257
21,340	St. Joe Company (The)	1,090,047
90,140	Travel + Leisure Co.(a)	5,036,122
		13,943,437
	RETAIL - DISCRETIONARY — 2.6%
4,850	Abercrombie & Fitch Co., Class A(a)	725,997
146,850	Aspen Aerogels, Inc.(a)	2,173,380
36,620	Beacon Roofing Supply, Inc.(a)	4,138,791
9,915	BlueLinx Holdings, Inc.(a)	1,246,316
1,470	Freshpet, Inc.(a)	224,984
29,390	MarineMax, Inc.(a)	1,008,665
58,290	Mister Car Wash Inc.(a)	466,320
18,302	Rush Enterprises, Inc., Class A	1,133,809
		11,118,262
	WHOLESALE - DISCRETIONARY — 0.1%
4,671	Eplus, Inc.(a)	377,697
	TOTAL CONSUMER DISCRETIONARY	57,550,189

	CONSUMER STAPLES — 6.8%
	BEVERAGES — 1.6%
4,200	Coca-Cola Consolidated, Inc.	5,478,018
23,240	National Beverage Corp.	1,147,824
		6,625,842
	FOOD — 2.5%
81,420	BellRing Brands, Inc.(a)	6,388,213
26,010	Cal-Maine Foods, Inc.	2,538,836
51,380	Vital Farms, Inc.(a)	1,705,816
		10,632,865
	HOUSEHOLD PRODUCTS — 1.6%
132,210	Honest Co., Inc. (The)(a)	1,096,021
10,940	Inter Parfums, Inc.	1,506,000
44,560	Spectrum Brands Holdings, Inc.	4,097,292
		6,699,313
	RETAIL - CONSUMER STAPLES — 0.5%
21,811	PriceSmart, Inc.	1,957,320
2,430	Sprouts Farmers Market, Inc.(a)	375,386
		2,332,706
	TOBACCO & CANNABIS — 0.2%
15,510	Turning Point Brands, Inc.	960,069

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Shares		Fair Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
	WHOLESALE - CONSUMER STAPLES — 0.4%
35,620	Chefs’ Warehouse, Inc. (The)(a)	$1,592,570
	TOTAL CONSUMER STAPLES	28,843,365

	ENERGY — 5.1%
	OIL & GAS PRODUCERS — 2.0%
22,840	Civitas Resources, Inc.	1,184,939
46,923	NextDecade Corp.(a)	339,723
115,880	Par Pacific Holdings, Inc.(a)	2,019,788
103,310	Plains GP Holdings LP, Class A(a)	2,068,267
86,156	Sitio Royalties Corp., Class A	2,041,897
16,270	SM Energy Co.	735,241
		8,389,855
	OIL & GAS SERVICES & EQUIPMENT — 2.7%
51,870	Ameresco, Inc., Class A(a)	1,461,178
169,050	Archrock, Inc.	4,331,060
82,757	Expro Group Holdings N.V.(a)	1,149,495
100,860	Helix Energy Solutions Group, Inc.(a)	1,078,193
100,160	Oceaneering International, Inc.(a)	3,002,797
35,580	Solaris Oilfield Infrastructure, Inc., Class A(a)	877,047
		11,899,770
	RENEWABLE ENERGY — 0.4%
22,160	American Superconductor Corp.(a)	754,770
72,500	Green Plains, Inc.(a)	783,000
		1,537,770
	TOTAL ENERGY	21,827,395

	FINANCIALS — 14.4%
	ASSET MANAGEMENT — 2.4%
28,130	Affiliated Managers Group, Inc.	5,275,500
84,370	Federated Hermes, Inc., Class B	3,606,818
19,050	Patria Investments Ltd.(a)	227,838
3,796	Virtus Investment Partners, Inc.	937,498
		10,047,654
	BANKING — 9.2%
34,080	Ameris Bancorp	2,395,142
75,920	Axos Financial, Inc.(a)	6,289,971
206,960	Banc of California, Inc.	3,565,921
86,150	Bank OZK	4,304,916
115,379	BankUnited, Inc.	4,853,995
15,785	Customers Bancorp, Inc.(a)	891,063

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Shares		Fair Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
	BANKING (Continued)
153,900	First BanCorp	$3,182,652
36,300	First Foundation, Inc.(a)	288,585
7,300	Hancock Whitney Corp.	433,474
22,408	Hanmi Financial Corp.	592,692
6,110	Heartland Financial USA, Inc.(a)	412,853
26,280	Independent Bank Corp.	1,902,409
17,870	International Bancshares Corp.	1,306,833
24,920	Live Oak Bancshares, Inc.	1,181,208
18,529	Meta Financial Group, Inc.	1,554,213
27,510	OFG Bancorp	1,249,504
50,500	Pacific Premier Bancorp, Inc.	1,434,200
4,150	ServisFirst Bancshares, Inc.	397,487
35,470	Synovus Financial Corp.	2,024,273
9,400	Western Alliance Bancorp	879,934
		39,141,325
	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
40,750	Perella Weinberg Partners	1,046,053

	INSURANCE — 0.8%
39,740	Brighthouse Financial, Inc.(a)	2,077,209
21,400	NMI Holdings, Inc., Class A(a)	855,786
4,860	Root, Inc.(a)	485,077
		3,418,072
	SPECIALTY FINANCE — 1.8%
26,620	Dave Inc.(a)	2,626,861
33,682	Enact Holdings, Inc.	1,185,943
32,840	LendingClub Corp.(a)	546,458
38,330	Marathon Digital Holdings, Inc.(a)	1,051,009
44,820	PROG Holdings, Inc.	2,180,941
		7,591,212
	TOTAL FINANCIALS	61,244,316

	HEALTH CARE — 14.4%
	BIOTECH & PHARMA — 9.3%
211,380	Acadia Pharmaceuticals, Inc.(a)	3,449,721
68,690	Acelyrin, Inc.(a)	312,540
92,380	ADMA Biologics, Inc.(a)	1,857,762
50,700	Amicus Therapeutics, Inc.(a)	505,986
140,190	Amneal Pharmaceuticals, Inc.(a)	1,159,371
119,275	Apellis Pharmaceuticals, Inc.(a)	4,047,000
449,740	Ardelyx, Inc.(a)	2,550,026
51,540	Arvinas, Inc.(a)	1,377,149
189,930	BioCryst Pharmaceuticals, Inc.(a)	1,424,475

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Shares		Fair Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
	BIOTECH & PHARMA (Continued)
34,560	Blueprint Medicines Corp.(a)	$3,330,892
17,990	Celldex Therapeutics, Inc.(a)	493,646
90,860	Cogent Biosciences, Inc.(a)	864,079
47,930	Dyne Therapeutics, Inc.(a)	1,467,137
42,760	Edgewise Therapeutics, Inc.(a)	1,411,080
60,750	Harmony Biosciences Holdings, Inc.(a)	2,106,203
29,401	iTeos Therapeutics Inc.(a)	251,379
33,650	Janux Therapeutics Inc.(a)	1,521,317
20,829	Kiniksa Pharmaceuticals International PLC(a)	459,904
70,330	Kura Oncology, Inc.(a)	776,443
64,950	Merus NV(a)	2,912,358
5,200	Mirum Pharmaceuticals, Inc.(a)	240,344
26,658	Protagonist Therapeutics, Inc.(a)	1,167,620
143,170	Relay Therapeutics, Inc.(a)	672,899
5,015	Rhythm Pharmaceuticals, Inc.(a)	311,131
143,400	Syndax Pharmaceuticals(a)	2,397,648
8,740	Ultragenyx Pharmaceutical, Inc.(a)	416,286
11,360	Viridian Therapeutics Inc.(a)	244,808
50,910	Xenon Pharmaceuticals, Inc.(a)	2,170,293
		39,899,497
	HEALTH CARE FACILITIES & SERVICES — 1.4%
73,270	Accolade, Inc.(a)	282,822
423,930	Agilon Health, Inc.(a)	886,014
24,410	GeneDx Holdings Corp.(a)	1,913,500
113,600	Owens & Minor, Inc.(a)	1,530,192
22,070	Pennant Group, Inc. (The)(a)	688,143
35,316	Progyny, Inc.(a)	549,870
		5,850,541
	MEDICAL EQUIPMENT & DEVICES — 3.7%
209,942	10X Genomics, Inc., Class A(a)	3,338,078
16,530	AtriCure Inc.(a)	597,725
42,730	Castle Biosciences, Inc.(a)	1,293,864
9,880	Inspire Medical Systems, Inc.(a)	1,904,469
9,510	LivaNova PLC(a)	499,275
32,380	Orthofix Medical, Inc.(a)	632,381
22,980	RxSight, Inc.(a)	1,077,302
64,407	STAAR Surgical Co.(a)	1,874,244
16,167	Surmodics, Inc.(a)	637,788
86,750	Veracyte, Inc.(a)	3,725,913
		15,581,039
	TOTAL HEALTH CARE	61,331,077

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Shares		Fair Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 17.5%
	AEROSPACE & DEFENSE — 0.5%
66,220	Leonardo DRS, Inc.(a)	$2,302,469

	COMMERCIAL SUPPORT SERVICES — 2.4%
63,134	ABM Industries, Inc.	3,609,371
37,300	Brady Corp., Class A	2,793,397
21,780	Cimpress PLC(a)	1,748,934
4,997	CorVel Corp.(a)	1,825,904
6,360	Viad Corp.(a)	284,419
		10,262,025
	ELECTRICAL EQUIPMENT — 5.3%
62,980	Atkore, Inc.	5,939,644
60,267	Atmus Filtration Technologies Inc.	2,608,958
21,120	Badger Meter, Inc.	4,579,238
54,800	Itron, Inc.(a)	6,495,444
29,409	Napco Security Technologies, Inc.(a)	1,153,715
7,960	Powell Industries, Inc.	2,128,345
		22,905,344
	ENGINEERING & CONSTRUCTION — 4.9%
12,490	Arcosa, Inc.	1,356,914
102,530	Frontdoor, Inc.(a)	6,008,257
27,140	Granite Construction, Inc.	2,696,902
10,930	IES Holdings, Inc.(a)	3,386,715
57,850	Primoris Services Corp.	4,842,623
3,410	Sterling Construction Co., Inc.(a)	663,075
61,509	Tutor Perini Corp.(a)	1,671,815
		20,626,301
	INDUSTRIAL INTERMEDIATE PRODUCTS — 1.5%
77,230	Mueller Industries, Inc.	6,237,867

	INDUSTRIAL SUPPORT SERVICES — 0.1%
4,100	H&E Equipment Services, Inc.	244,934

	MACHINERY — 0.9%
3,400	Albany International Corp., Class A	281,860
142,750	Mueller Water Products, Inc.	3,574,460
		3,856,320
	MARINE TRANSPORTATION — 0.9%
24,470	Matson, Inc.	3,748,315

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Shares		Fair Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
	TRANSPORTATION & LOGISTICS — 0.4%
28,640	Ardmore Shipping Corp.	$319,622
11,280	Genco Shipping & Trading Ltd.	179,014
72,060	Sun Country Airlines Holdings, Inc.(a)	1,036,943
		1,535,579
	TRANSPORTATION EQUIPMENT — 0.6%
50,020	Blue Bird Corp.(a)	2,033,313
3,720	Greenbrier Companies, Inc. (The)	252,960
5,570	Trinity Industries, Inc.	209,989
		2,496,262
	TOTAL INDUSTRIALS	74,215,416

	MATERIALS — 4.6%
	CHEMICALS — 1.2%
171,300	Huntsman Corp.	3,354,053
3,810	Minerals Technologies, Inc.	310,782
121,966	Tronox Holdings PLC, Class A(a)	1,475,789
		5,140,624
	FORESTRY, PAPER & WOOD PRODUCTS — 2.0%
14,690	Boise Cascade Co.	2,168,244
51,720	Louisiana-Pacific Corp.	6,113,304
		8,281,548
	METALS & MINING — 0.4%
34,380	Century Aluminum Co.(a)	784,896
8,830	Kaiser Aluminum Corp.	717,702
27,230	SunCoke Energy, Inc.	339,286
		1,841,884
	STEEL — 1.0%
22,190	Carpenter Technology Corp.	4,305,748

	TOTAL MATERIALS	19,569,804

	REAL ESTATE — 5.0%
	REAL ESTATE OWNERS & DEVELOPERS — 0.6%
20,880	McGrath RentCorp(a)	2,544,228

	REAL ESTATE SERVICES — 1.6%
127,410	Anywhere Real Estate, Inc.(a)	624,309
81,480	Compass, Inc., Class A(a)	577,693
94,900	Corporate Office Properties Trust	3,126,955
79,660	Cushman & Wakefield PLC(a)	1,218,798
78,520	eXp World Holdings, Inc.	1,087,502
		6,635,257

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Shares		Fair Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
	REIT — 2.8%
7,230	American Healthcare REIT, Inc.	$215,526
89,670	Brandywine Realty Trust	502,152
9,960	Community Healthcare Trust, Inc.	188,244
257,077	Hudson Pacific Properties, Inc.	989,746
8,630	Kite Realty Group Trust	237,929
243,450	Outfront Media, Inc.	4,676,675
83,160	Park Hotels & Resorts, Inc.	1,293,138
35,070	Tanger Factory Outlet Centers, Inc.	1,296,538
55,620	The Macerich Co.	1,179,700
290,340	Uniti Group, Inc.	1,715,910
		12,295,558
	TOTAL REAL ESTATE	21,475,043

	TECHNOLOGY — 13.7%
	SEMICONDUCTORS — 2.2%
34,452	ACM Research, Inc., Class A(a)	592,230
23,730	Alpha & Omega Semiconductor Ltd.(a)	984,083
30,390	Ambarella, Inc.(a)	2,174,405
5,170	Cirrus Logic, Inc.(a)	540,007
3,010	Impinj, Inc.(a)	578,552
75,000	Rambus, Inc.(a)	4,335,749
		9,205,026
	SOFTWARE — 6.5%
36,340	ACI Worldwide, Inc.(a)	2,064,839
50,120	Alarm.com Holdings, Inc.(a)	3,264,817
33,570	Alignment Healthcare, Inc.(a)	423,318
33,740	Alkami Technology, Inc.(a)	1,331,718
11,561	Appfolio, Inc., Class A(a)	2,933,604
20,370	AvePoint Inc.(a)	359,531
14,310	Bandwidth, Inc., Class A(a)	300,939
5,990	CommVault Systems, Inc.(a)	1,027,824
243,266	DoubleVerify Holdings, Inc.(a)	4,945,598
50,510	Olo, Inc.(a)	368,218
160,330	Oscar Health, Inc.(a)	2,778,519
59,630	PROS Holdings, Inc.(a)	1,381,627
136,580	RingCentral, Inc., Class A(a)	5,139,504
21,480	SEMrush Holdings, Inc.(a)	292,128
84,910	Weave Communications, Inc.(a)	1,160,720
		27,772,904
	TECHNOLOGY HARDWARE — 2.3%
56,110	A10 Networks, Inc.(a)	956,676
65,140	Arlo Technologies, Inc.(a)	730,871
80,460	Harmonic, Inc.(a)	1,031,497

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Shares		Fair Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
	TECHNOLOGY HARDWARE (Continued)
9,940	NETGEAR, Inc.(a)	$244,524
175,940	Pitney Bowes Inc.	1,418,076
19,130	Plexus Corp.(a)	3,144,971
79,310	TTM Technologies, Inc.(a)	1,933,578
16,950	Turtle Beach Corp.(a)	293,405
		9,753,598
	TECHNOLOGY SERVICES — 2.7%
32,050	Cleanspark, Inc.(a)	459,918
13,250	DXC Technology Co.(a)	298,125
10,660	Euronet Worldwide, Inc.(a)	1,120,686
52,890	ExlService Holdings, Inc.(a)	2,451,980
33,940	Integral Ad Science Holding Corp.(a)	379,449
57,950	LiveRamp Holdings, Inc.(a)	1,759,362
38,700	Maximus, Inc.	2,883,149
5,728	MoneyLion, Inc.(a)	525,258
15,146	Paymentus Holdings, Inc.(a)	572,670
39,990	Riot Blockchain, Inc.(a)	505,874
102,670	Sabre Corp.(a)	401,440
		11,357,911
	TOTAL TECHNOLOGY	58,089,439

	UTILITIES — 1.3%
	ELECTRIC UTILITIES — 1.3%
87,090	Clearway Energy, Inc., Class C	2,568,284
27,500	Hawaiian Electric Industries, Inc.(a)	285,725
56,010	Portland General Electric Co.	2,683,999
		5,538,008
	TOTAL UTILITIES	5,538,008

	TOTAL COMMON STOCKS (Cost $353,381,138)	420,855,104

	EXCHANGE-TRADED FUNDS — 0.6%
9,850	iShares® Russell 2000 ETF	2,382,420
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,348,777)	2,382,420

	RIGHTS — 0.0%(b)
	BIOTECH & PHARMA — 0.0%(b)
29,400	Novartis A.G. CVR(a)	—
	TOTAL RIGHTS (Cost $—)	—

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.9%
3,635,939	First American Treasury Obligations Fund, Class X, 4.55%(c)	$3,635,939
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,635,939)	3,635,939
	TOTAL INVESTMENTS — 100.4% (Cost $359,365,854)	$426,873,463
	Liabilities in Excess of Other Assets — (0.4)%	(1,594,691)
	NET ASSETS — 100.0%	$425,278,772

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of November 30, 2024.

ETF - Exchange-Traded Fund

LTD - Limited Company

NV - Naamioze Vennootschap

PLC - Public Limited Company

REIT- Real Estate Investment Trust

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund

Schedule of Investments (Unaudited)

November 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 35.2%
23,600	Invesco® S&P 500® GARP ETF	$2,653,820
3,530	iShares® Core S&P 500® ETF	2,135,897
21,900	Vanguard® Dividend Appreciation ETF	4,482,492
5,900	Vanguard® Growth ETF	2,413,867
17,585	Vanguard® Value ETF	3,198,184
	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,416,269)	14,884,260

	MUTUAL FUNDS — 63.6%
201,154	North Square Advisory Research Small Value Fund, Class I(a)	2,888,568
497,475	North Square Altrinsic International Equity Fund, Class I(a)	5,735,885
427,394	North Square Dynamic Small Cap Fund, Class I(a)	7,398,188
79,523	North Square Kennedy MicroCap Fund, Class I(a)	1,012,330
522,964	North Square McKee Bond Fund, Class I(a)	4,643,919
242,297	North Square Preferred and Income Securities Fund, Class I(a)	5,228,776
	TOTAL MUTUAL FUNDS (Cost $21,007,351)	26,907,666

	SHORT-TERM INVESTMENTS — 1.3%
571,454	First American Treasury Obligations Fund, Class X, 4.55%(b)	571,454
	TOTAL SHORT-TERM INVESTMENTS (Cost $571,454)	571,454
	TOTAL INVESTMENTS — 100.1% (Cost $32,995,074)	$42,363,380
	Liabilities in Excess of Other Assets — (0.1)%	(39,453)
	NET ASSETS — 100.0%	$42,323,927

(a)	Affiliated Company. See Note 11.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2024.

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund

Schedule of Investments (Unaudited)

November 30, 2024

Shares		Fair Value
	PREFERRED STOCKS — 1.9%
	FINANCIALS — 1.9%
	ASSET MANAGEMENT — 1.9%
5,000,000	Charles Schwab Corp. (The), Series D, 5.95%	$4,836,661

	TOTAL PREFERRED STOCKS (Cost $4,679,820)	4,836,661

Principal Amount ($)
	CORPORATE BONDS — 92.6%
	COMMUNICATIONS — 3.0%
	ENTERTAINMENT CONTENT — 1.4%
3,800,000	Paramount Global, 6.250%, 02/28/57(a)	3,599,452

	TELECOMMUNICATIONS — 1.6%
5,000,000	Vodafone Group PLC, 5.125%, (H15T5Y + 307bps), 06/04/81(a),(b)	3,902,427

	CONSUMER DISCRETIONARY — 3.0%
	AUTOMOTIVE — 3.0%
3,000,000	General Motors Financial Co., Inc., 6.500%, 12/30/49(a)	3,029,034
4,757,000	General Motors Financial Co., Inc., 5.750%, Perpetual(a)	4,643,878
		7,672,912
	ENERGY — 11.9%
	OIL & GAS PRODUCERS — 11.9%
5,000,000	BP Capital Markets PLC, 6.125%, (H15T5Y + 167bps), 06/18/55(a)	4,998,520
5,500,000	Enbridge, Inc., 7.200%, (H15T5Y + 297bps), 06/27/54(a)	5,724,433
2,000,000	Enbridge, Inc., 5.500%, (TSFR3M + 68bps), 07/15/77(a)	1,939,360
8,315,000	Energy Transfer LP, 6.625%, (US0003M + 416bps), Perpetual(a)	8,229,191
6,250,000	South Bow Canadian Infrastructure Holdings Ltd., 7.500%, (H15T5Y + 367bps), 03/01/55(a),(b)	6,546,238
2,892,000	TransCanada Trust, 5.300%, 03/15/77	2,817,973
		30,255,715
	FINANCIALS — 43.5%
	ASSET MANAGEMENT — 2.5%
3,000,000	UBS Group AG, 3.875%, (H15T5Y + 310bps), Perpetual(a)	2,863,371
3,000,000	UBS Group AG, 4.375%, Perpetual(a)	2,562,500
1,000,000	UBS Group Inc., 6.850%, (USISSO05 + 363bps), 12/31/49(a),(b)	989,408
		6,415,279
	BANKING — 32.8%
2,000,000	Banco Bilbao Vizcaya Argentaria SA, 6.125%, (USSW5 + 387bps), 02/16/49(a)	1,911,500
2,000,000	Banco Bilbao Vizcaya Argentaria SA, 6.000%, 12/31/49	2,137,270
1,000,000	Banco de Sabadell SA, 5.000%, (EUSA5 + 517bps), 11/19/77	1,023,067
1,000,000	Banco Santander SA, 3.625%, (EUAMDB05 + 376bps), 12/31/49	930,277
6,000,000	Banco Santander SA, 8.000%, (H15T5Y + 391bps), 12/31/49(a)	6,196,980
6,000,000	Barclays PLC, 4.375%, (H15T5Y + 341bps), 12/31/49(a)	5,384,679
5,000,000	CaixaBank SA, 3.625%, (EUSA5 + 386bps), Perpetual(a)	4,771,155

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Principal Amount ($)		Fair Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	BANKING (Continued)
1,000,000	Citigroup Inc., %, (H15T5Y + 257bps), 12/31/49(a)	$999,065
2,000,000	Citigroup, Inc., 3.875%, Perpetual(a)	1,938,256
6,100,000	Citigroup, Inc., 4.150%, Perpetual(a)	5,869,498
4,405,000	Citizens Financial Group, Inc., 4.000%, Perpetual(a)	4,194,859
2,662,000	Comerica, Inc., 5.625%, Perpetual(a)	2,656,672
2,000,000	Commerzbank AG, 4.250%, (EUSA5 + 439bps), 04/09/71(a)	1,976,741
7,000,000	Deutsche Bank AG, 4.789%, (USISOA05 + 436bps), 12/31/49(a)	6,873,125
1,000,000	HSBC Holdings PLC, 6.875%, (H15T5Y + 330bps), 12/31/49(a)	1,003,459
1,000,000	HSBC Holdings PLC, 6.950%, (H15T5Y + 319bps), 12/31/49(a)	1,007,559
1,248,000	Huntington Bancshares, Inc., 4.450%, Perpetual(a)	1,199,593
4,185,000	ING Groep NV, 3.875%, (H15T5Y + 286bps), Perpetual(a)	3,766,709
3,500,000	ING Groep NV, 4.250%, (H15T5Y + 286bps), Perpetual(a)	2,864,151
7,614,000	KeyCorp, 5.000%, Perpetual(a)	7,409,854
6,408,000	M&T Bank Corp., 3.500%, Perpetual(a)	5,988,240
4,500,000	NatWest Group PLC, 4.600%, Perpetual(a)	3,839,731
5,000,000	Raiffeisen Bank International AG, 4.500%, (EUAMDB05 + 388bps), 12/31/49(a)	4,969,991
4,800,000	Svenska Handelsbanken AB, 4.750%, Perpetual(a)	4,350,060
		83,262,491
	INSURANCE — 1.6%
6,078,000	Liberty Mutual Group, Inc., 4.300%, 02/01/61(b)	3,952,545

	SPECIALTY FINANCE — 6.6%
6,635,000	Ally Financial, Inc. Series B, 4.700%, (H15T5Y + 387bps), Perpetual(a)	6,273,852
4,700,000	Capital One Financial Corp., 3.950%, Perpetual(a)	4,501,914
6,100,000	Discover Financial Services Series C, 5.500%, 10/31/69(a)	5,960,321
		16,736,087
	INDUSTRIALS — 2.7%
	MACHINERY — 2.7%
7,000,000	Stanley Black & Decker, Inc., 4.000%, (H15T5Y + 266bps), 03/15/60(a)	6,905,873

	UTILITIES — 28.5%
	ELECTRIC UTILITIES — 25.7%
7,000,000	Algonquin Power & Utilities, Corp., 4.750%, 01/18/82(a)	6,608,746
2,050,000	American Electric Power Co., Inc., 6.950%, (H15T5Y + 268bps), 12/15/54(a)	2,146,989
3,945,000	American Electric Power Co., Inc., 3.875%, (H15T5Y + 268bps), 02/15/62(a)	3,746,836
6,000,000	CenterPoint Energy, Inc., 6.850%, (H15T5Y + 295bps), 02/15/55(a)	6,208,508
4,751,000	CMS Energy Corp., 4.750%, (H15T5Y + 412bps), 06/01/50(a)	4,508,188
500,000	Dominion Energy Inc., 6.625%, (H15T5Y + 221bps), 05/15/55(a)	513,550
5,500,000	Duke Energy Corp., 6.450%, (H15T5Y + 259bps), 09/01/54(a)	5,597,438
6,301,000	Duke Energy Corp., 3.250%, (H15T5Y + 232bps), 01/15/82(a)	5,857,122

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Principal Amount ($)		Fair Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
	ELECTRIC UTILITIES (Continued)
5,000,000	Emera, Inc., 6.750%, 06/15/76(a)	$5,069,685
2,000,000	EUSHI Finance, Inc., 7.625%, 12/15/54(a),(b)	2,072,912
5,500,000	NextEra Energy Capital Holdings, Inc., 6.750%, (H15T5Y + 246bps), 06/15/54(a)	5,737,762
3,502,000	NiSource Inc., 6.375%, (H15T5Y + 253bps), 03/31/55(a)	3,525,269
4,848,000	NRG Energy, Inc., 10.250%, (H15T5Y + 592bps), 12/31/49(a),(b)	5,389,381
7,725,000	Vistra Corp., 8.875%, (H15T5Y + 505bps), 12/31/49(a),(b)	8,302,327
		65,284,713
	GAS & WATER UTILITIES — 2.8%
7,000,000	AltaGas Ltd., 7.200%, (H15T5Y + 357bps), 10/15/54(a),(b)	7,166,073

	TOTAL CORPORATE BONDS (Cost $222,696,712)	235,153,567

	NON U.S. GOVERNMENT & AGENCIES — 0.4%
	GOVERNMENT SPONSORED — 0.4%
1,000,000	CoBank ACB, 7.125%, (H15T5Y + 282%), 12/31/49(a)	1,018,684
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,000,000)	1,018,684

Shares
	SHORT-TERM INVESTMENTS — 3.9%
9,814,696	First American Treasury Obligations Fund, Class X, 4.55%(c)	9,814,696
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,814,696)	9,814,696
	TOTAL INVESTMENTS — 98.8% (Cost $238,191,228)	$250,823,608
	Other Assets in Excess of Liabilities — 1.2%	2,991,808
	NET ASSETS — 100.0%	$253,815,416

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2024 the total market value of 144A securities is $37,433,949 or 14.8% of net assets.

(c)	Rate disclosed is the seven day effective yield as of November 30, 2024.

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund

SCHEDULE OF FUTURES CONTRACTS (Unaudited)

November 30, 2024

Contracts	Short Contracts	Expiration	Notional Amount	Value and Unrealized Appreciation
(128)	Euro FX Future	12/17/2024	$(16,917,600)	$697,125
				$697,125

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund

Schedule of Investments (Unaudited)

November 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 92.1%
688,900	Financial Select Sector SPDR® Fund	$35,368,126
168,575	Invesco QQQ Trust, Series 1	85,929,421
226,700	iShares® 3-7 Year Treasury Bond ETF	26,553,371
230,900	iShares® Core High Dividend ETF	28,003,552
531,500	iShares® MSCI Eurozone ETF	25,437,590
93,400	iShares® Russell 3000 ETF	32,335,080
218,900	iShares® Russell 2000 ETF	52,945,343
129,440	SPDR® S&P 500® ETF Trust	77,994,072
206,787	Vanguard Growth ETF	84,602,765
354,498	Vanguard Value ETF	64,472,551
	TOTAL EXCHANGE-TRADED FUNDS (Cost $294,195,991)	513,641,871

	SHORT-TERM INVESTMENTS — 8.0%
44,673,412	First American Treasury Obligations Fund, Class X, 4.55%(a)	44,673,412
	TOTAL SHORT-TERM INVESTMENTS (Cost $44,673,412)	44,673,412
	TOTAL INVESTMENTS — 100.1% (Cost $338,869,403)	$558,315,283
	Liabilities in Excess of Other Assets — (0.1)%	(758,511)
	NET ASSETS — 100.0%	$557,556,772

(a)	Rate disclosed is the seven day effective yield as of November 30, 2024.

ETF	- Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund

Schedule of Investments (Unaudited)

November 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.4%
22,500	iShares® Core S&P 500® ETF	$13,614,075
30,500	SPDR® Dow Jones Industrial Average ETF Trust	13,727,745
239,200	SPDR® Portfolio Developed World ex-US ETF	8,568,144
79,400	SPDR® Portfolio Emerging Markets ETF	3,128,360
220,800	SPDR® Portfolio S&P 500® ETF(a)	15,652,512
40,100	SPDR® Portfolio S&P 600® Small Cap ETF	1,972,118
	TOTAL EXCHANGE-TRADED FUNDS (Cost $49,884,781)	56,662,954

	SHORT-TERM INVESTMENTS — 1.7%
965,582	First American Treasury Obligations Fund, Class X, 4.55%(b)	965,582
	TOTAL SHORT-TERM INVESTMENTS (Cost $965,582)	965,582
	TOTAL INVESTMENTS — 100.1% (Cost $50,850,363)	$57,628,536
	Liabilities in Excess of Other Assets — (0.1)%	(63,913)
	NET ASSETS — 100.0%	$57,564,623

(a)

Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of November 30, 2024, the percentage of net assets invested in SPDR® S&P 500® ETF Trust was 27.19% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2024.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

Schedule of Investments (Unaudited)

November 30, 2024

Shares		Fair Value
	PREFERRED STOCKS — 0.4%
	FINANCIALS — 0.4%
2,750	Synchrony Financial - Series B, 4.500%	$72,875

	TOTAL PREFERRED STOCKS (Cost $70,708)	72,875

Principal Amount ($)
	ASSET BACKED SECURITIES — 9.4%
128,279	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE7 M1, 5.602%, (TSFR1M + 11bps), 08/25/34(a)	126,057
175,000	BMW Vehicle Lease Trust, Series 2024-2 A3, 4.180%, 02/25/27	174,053
150,000	BXP Trust 2017-CQHP A, 5.507%, (TSFR1M + 5bps), 11/15/34(a),(b)	144,619
122,000	Capital One Prime Auto Receivables Trust 2023-2 A3, 5.820%, 06/15/28	124,279
120,000	Dell Equipment Finance Trust 2023-3, 5.930%, 06/22/26(b)	121,535
70,000	GS Mortgage Securities Trust 2013-GC10 D, 4.537%, 02/10/46(a),(b)	68,362
60,000	Honda Auto Receivables 2024-3 Owner Trust A3, 4.570%, 10/21/27	60,132
137,118	Impac CMB Trust Series 2005-4 1M1, 5.347%, (TSFR1M + 11bps), 05/25/35(a)	130,530
132,815	JPMorgan Chase Commercial Mortgage Securities, Series 2019-MFP D, 6.316%, (TSFR1M + 5bps), 07/15/36(a),(b)	131,869
95,000	Mercedes-Benz Auto Lease Trust, Series 2024-A A3, 5.320%, 02/16/27	96,274
206,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5 E, 4.641%, 08/15/45(a),(b)	200,891
128,941	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, 3.500%, 08/15/47(b)	124,964
151,881	Morgan Stanley Capital I Trust, Series 2011-C2, 5.211%, 06/15/44(a),(b)	150,483
45,000	Verizon Master Trust, Series 2024-3 A1A, 5.340%, 04/22/30	45,870
	TOTAL ASSET BACKED SECURITIES (Cost $1,694,375)	1,699,918

	CORPORATE BONDS — 42.9%
	COMMUNICATIONS — 3.2%
	CABLE & SATELLITE — 0.7%
95,000	Cable One, Inc., 4.000%, 11/15/30(b)	79,277
60,000	Comcast Corp., 3.250%, 11/01/39	47,363
		126,640
	ENTERTAINMENT CONTENT — 1.4%
54,000	AMC Networks, Inc., 10.250%, 01/15/29(b)	57,464
54,000	AMC Networks, Inc., 4.250%, 02/15/29	41,102
45,000	Fox Corp., 6.500%, 10/13/33	48,313
75,000	Paramount Global, 6.250%, 02/28/57(a)	71,041
45,000	Walt Disney Co. (The), 3.500%, 05/13/40	37,434
		255,354
	INTERNET MEDIA & SERVICES — 0.5%
20,000	Meta Platforms Inc., 5.600%, 05/15/53	21,054
82,000	Ziff Davis, Inc., 4.625%, 10/15/30(b)	76,756
		97,810

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Principal Amount ($)		Fair Value
	CORPORATE BONDS (continued)
	COMMUNICATIONS (continued)
	TELECOMMUNICATIONS — 0.6%
20,000	AT&T, Inc., 4.350%, 03/01/29	$19,794
20,000	Verizon Communications, Inc., 4.780%, 02/15/35(b)	19,509
85,000	Verizon Communications, Inc., 2.650%, 11/20/40	60,657
		99,960
	CONSUMER DISCRETIONARY — 3.4%
	APPAREL & TEXTILE PRODUCTS — 0.3%
47,000	General Motors Financial Co., Inc., 5.550%, Perpetual	48,066

	AUTOMOTIVE — 0.9%
45,000	American Honda Finance Corp., 2.000%, 03/24/28	41,525
45,000	Ford Motor Co. Class B, 3.250%, 02/12/32	38,404
10,000	General Motors Financial Co., Inc., 4.300%, 04/06/29	9,737
75,000	General Motors Financial Co., Inc., 5.750%, 03/30/66(a)	73,216
		162,882
	CONSUMER SERVICES — 0.4%
82,000	Rent-A-Center, Inc., 6.375%, 02/15/29(b)	80,466

	LEISURE FACILITIES & SERVICES — 0.9%
82,000	Full House Resorts, Inc., 8.250%, 02/15/28(b)	81,790
20,000	McDonald’s Corp., 3.600%, 07/01/30	18,988
40,000	Starbucks Corp., 4.900%, 02/15/31	40,569
20,000	Starbucks Corp., 5.000%, 02/15/34	20,050
		161,397
	RETAIL - DISCRETIONARY — 0.9%
68,000	BlueLinx Holdings, Inc., 6.000%, 11/15/29(b)	66,778
54,000	Gap, Inc. (The), 3.875%, 10/01/31(b)	47,543
54,000	GYP Holdings III Corp., 4.625%, 05/01/29(b)	51,377
		165,698
	CONSUMER STAPLES — 2.4%
	BEVERAGES — 0.5%
40,000	Coca-Cola Co. (The), 5.000%, 05/13/34	40,970
40,000	Keurig Dr Pepper, Inc., 5.200%, 03/15/31	40,832
		81,802
	FOOD — 1.0%
68,000	BellRing Brands, Inc., 7.000%, 03/15/30(b)	70,708
54,000	Herbalife Nutrition Ltd., 7.875%, 09/01/25(b)	54,097
54,000	HLF Financing SaRL, LLC, 12.250%, 04/15/29(b)	56,987
		181,792
	HOUSEHOLD PRODUCTS — 0.2%
35,000	Procter & Gamble Co. (The), 4.550%, 01/29/34	35,035

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Principal Amount ($)		Fair Value
	CORPORATE BONDS (continued)
	CONSUMER STAPLES (continued)
	RETAIL - CONSUMER STAPLES — 0.1%
20,000	Kroger Co. (The), 5.500%, 09/15/54	$19,841

	TOBACCO & CANNABIS — 0.6%
30,000	Philip Morris International, Inc., 5.125%, 02/15/30	30,554
82,000	Turning Point Brands, Inc., 5.625%, 02/15/26(b)	81,969
		112,523
	ENERGY — 5.5%
	OIL & GAS PRODUCERS — 4.2%
21,000	BP Capital Markets America, Inc., 4.893%, 09/11/33	20,835
109,000	California Resources Corp., 8.250%, 06/15/29(b)	111,934
19,000	ConocoPhillips Co., 5.000%, 01/15/35	19,060
50,000	ConocoPhillips Co., 5.300%, 05/15/53	49,175
25,000	Energy Transfer LP, 6.400%, 12/01/30	26,715
75,000	Energy Transfer LP, 6.625%, (US0003M + 416bps), Perpetual(a)	74,225
55,000	Enterprise Products Operating LLC, 4.950%, 02/15/35	54,705
30,000	Enterprise Products Operating LLC, 4.800%, 02/01/49	27,557
80,000	Exxon Mobil Corp., 4.327%, 03/19/50	69,821
82,000	Permian Resources Operating LLC, 5.875%, 07/01/29(b)	81,646
45,000	Phillips 66 Co., 5.250%, 06/15/31	45,833
75,000	South Bow Canadian Infrastructure Holdings Ltd., 7.500%, (H15T5Y + 367bps), 03/01/55(a),(b)	78,554
40,000	TotalEnergies Capital SA, 5.488%, 04/05/54	40,398
68,000	Vital Energy, Inc., 7.875%, 04/15/32(b)	66,950
		767,408
	OIL & GAS SERVICES & EQUIPMENT — 1.3%
54,000	Helix Energy Solutions Group, Inc., 9.750%, 03/01/29(b)	58,385
82,000	Nabors Industries, Inc., 7.375%, 05/15/27(b)	82,323
82,000	Noble Finance II LLC, 8.000%, 04/15/30(b)	84,037
		224,745
	FINANCIALS — 14.6%
	ASSET MANAGEMENT — 0.3%
25,000	Charles Schwab Corp. (The), 5.643%, (SOFR + 221bps), 05/19/29(a)	25,711
24,441	United Airlines 2023-1 Class A Pass Through Trust, Series 2023-1, 5.800%, 07/15/36	25,365
		51,076
	BANKING — 9.7%
200,000	Banco Bilbao Vizcaya Argentaria SA, 6.125%, (USSW5 + 387bps), 02/16/49(a)	191,150
200,000	Banco Santander SA, 8.000%, (H15T5Y + 391bps), 12/31/49(a)	206,565
140,000	Bank of America Corp., 1.658%, 03/11/27(a)	134,573
35,000	Bank of Montreal, 4.640%, (SOFR + 125bps), 09/10/30(a)	34,737
200,000	Barclays PLC, 4.375%, (H15T5Y + 341bps), 12/31/49(a)	179,489
200,000	CaixaBank SA, 3.625%, (EUSA5 + 386bps), Perpetual(a),(b)	190,846
40,000	Canadian Imperial Bank of Commerce, 5.260%, 04/08/29	40,785

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Principal Amount ($)		Fair Value
	CORPORATE BONDS (continued)
	FINANCIALS (continued)
	BANKING (continued)
40,000	Citigroup, Inc., 5.174%, (SOFR + 136bps), 02/13/30	$40,439
200,000	ING Groep NV, 4.250%, (H15T5Y + 286bps), Perpetual(a)	163,666
50,000	JPMorgan Chase & Co., 5.299%, (SOFR + 145bps), 07/24/29(a)	50,874
100,000	KeyCorp, 5.000%, Perpetual(a)	97,319
200,000	NatWest Group PLC, 4.600%, Perpetual(a)	170,655
12,000	PNC Financial Services Group Inc. (The), 6.875%, (SOFR + 2bps), 10/20/34(a)	13,411
25,000	Royal Bank of Canada, 4.650%, (SOFR + 108bps), 10/18/30(a)	24,893
45,000	Toronto-Dominion Bank (The), 4.693%, 09/15/27	45,081
35,000	Toronto-Dominion Bank (The), 4.994%, 04/05/29	35,396
20,000	Toronto-Dominion Bank (The), 3.200%, 03/10/32	17,915
6,000	Truist Financial Corp., 7.161%, (SOFR + 245bps), 10/30/29(a)	6,458
30,000	Wells Fargo & Co., 5.574%, (SOFR + 174bps), 07/25/29(a)	30,761
40,000	Wells Fargo & Co., 6.303%, (SOFR + 179bps), 10/23/29(a)	42,079
40,000	Wells Fargo & Co., 4.897%, (SOFR + 210bps), 07/25/33(a)	39,561
		1,756,653
	INSTITUTIONAL FINANCIAL SERVICES — 1.7%
45,000	Bank of New York Mellon Corp. (The), 5.060%, 07/22/32	45,584
25,000	Goldman Sachs Bank, 5.414%, (SOFR + 75bps), 05/21/27(a)	25,216
90,000	Goldman Sachs Group, Inc. (The), 1.431%, 03/09/27(a)	86,264
105,000	Goldman Sachs Group, Inc. (The), 1.992%, 01/27/32(a)	88,282
65,000	Morgan Stanley, 1.593%, 05/04/27(a)	62,129
		307,475
	SPECIALTY FINANCE — 2.9%
100,000	Ally Financial, Inc. Series B, 4.700%, (H15T5Y + 387bps), 08/15/69(a)	94,557
35,000	American Express Co., 5.284%, (SOFR + 142bps), 07/26/35(a)	35,504
82,000	Bread Financial Holdings, Inc., 9.750%, 03/15/29(b)	88,118
20,000	Capital One Financial Corp., 1.878%, 11/02/27(a)	18,894
25,000	Capital One Financial Corp., 6.209%, 06/08/29(a)	25,977
10,000	Capital One Financial Corp., 5.463%, (SOFR + 156bps), 07/26/30(a)	10,139
100,000	Capital One Financial Corp., 3.950%, Perpetual(a)	95,786
100,000	Discover Financial Services, 5.500%, 10/31/69(a)	97,711
82,000	Springleaf Finance Corp., 5.375%, 11/15/29	79,890
		546,576
	HEALTH CARE — 1.4%
	BIOTECH & PHARMA — 0.5%
25,000	Amgen, Inc., 5.650%, 03/02/53	25,519
28,000	Eli Lilly & Co., 5.000%, 02/09/54	27,281
35,000	Johnson & Johnson, 4.900%, 06/01/31	35,834
		88,634
	HEALTH CARE FACILITIES & SERVICES — 0.9%
20,000	Cigna Group (The), 5.000%, 05/15/29	20,225
82,000	DaVita Inc., 4.625%, 06/01/30(b)	76,862

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Principal Amount ($)		Fair Value
	CORPORATE BONDS (continued)
	HEALTH CARE (continued)
	HEALTH CARE FACILITIES & SERVICES (continued)
25,000	UnitedHealth Group, Inc., 5.300%, 02/15/30	$25,793
50,000	UnitedHealth Group, Inc., 5.150%, 07/15/34	50,905
		173,785
	INDUSTRIALS — 4.5%
	AEROSPACE & DEFENSE — 0.5%
75,000	Boeing Co., 4.875%, 05/01/25	74,919
15,000	Northrop Grumman Corp., 3.250%, 01/15/28	14,424
		89,343
	COMMERCIAL SUPPORT SERVICES — 0.4%
82,000	Deluxe Corp., 8.000%, 06/01/29(b)	79,379

	DIVERSIFIED INDUSTRIALS — 0.3%
50,000	Honeywell International, Inc., 4.750%, 02/01/32	50,104

	ELECTRICAL EQUIPMENT — 0.6%
82,000	Atkore, Inc., 4.250%, 06/01/31(b)	74,571
25,000	Johnson Controls International PLC, 5.500%, 04/19/29	25,793
		100,364
	ENGINEERING & CONSTRUCTION — 0.4%
68,000	Tutor Perini Corp., 11.875%, 04/30/29(b)	75,783

	MACHINERY — 1.1%
20,000	John Deere Capital Corp., 4.900%, 03/07/31	20,290
20,000	John Deere Capital Corp., 4.400%, 09/08/31	19,702
75,000	Stanley Black & Decker, Inc., 4.000%, (H15T5Y + 266bps), 03/15/60(a)	73,992
82,000	Titan International Inc., 7.000%, 04/30/28	80,665
		194,649
	TRANSPORTATION & LOGISTICS — 0.5%
80,000	Burlington Northern Santa Fe, LLC, 4.550%, 09/01/44	72,957
17,000	United Parcel Service, Inc., 5.150%, 05/22/34	17,404
		90,361
	TRANSPORTATION EQUIPMENT — 0.7%
54,000	Allison Transmission Holdings, Inc., 5.875%, 06/01/29(b)	54,379
82,000	Wabash National Corp., 4.500%, 10/15/28(b)	76,301
		130,680
	MATERIALS — 1.6%
	METALS & MINING — 1.6%
82,000	Alliance Resource Operating Partners LP, 8.625%, 06/15/29(b)	86,581
109,000	Eldorado Gold Corp., 6.250%, 09/01/29(b)	108,023
109,000	SunCoke Energy, Inc., 4.875%, 06/30/29(b)	100,791
		295,395

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Principal Amount ($)		Fair Value
	CORPORATE BONDS (continued)
	REAL ESTATE — 0.2%
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
35,000	American Tower Corp., 3.800%, 08/15/29	$33,550

	TECHNOLOGY — 1.5%
	SEMICONDUCTORS — 0.2%
25,000	Broadcom, Inc., 4.350%, 02/15/30	24,513
15,000	Intel Corp., 5.700%, 02/10/53	14,329
		38,842
	SOFTWARE — 1.0%
54,000	Consensus Cloud Solutions Inc., 6.500%, 10/15/28(b)	53,508
35,000	Oracle Corp., 2.300%, 03/25/28	32,571
52,000	Oracle Corp., 3.600%, 04/01/40	42,276
54,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.875%, 02/01/29(b)	49,616
		177,971
	TECHNOLOGY HARDWARE — 0.3%
34,000	Apple, Inc., 2.950%, 09/11/49	24,052
30,000	Cisco Systems, Inc., 4.950%, 02/26/31	30,560
		54,612
	UTILITIES — 4.6%
	ELECTRIC UTILITIES — 3.8%
40,000	Alabama Power Co., 3.450%, 10/01/49	29,954
75,000	Algonquin Power & Utilities, Corp., 4.750%, 01/18/82(a)	70,808
15,000	Berkshire Hathaway Energy Co., 3.700%, 07/15/30	14,334
10,000	Consolidated Edison Co. of New York, Inc., 5.700%, 05/15/54	10,558
105,000	Duke Energy Carolinas LLC, 5.300%, 02/15/40	106,693
20,000	Entergy Corp., 1.900%, 06/15/28	18,232
35,000	Florida Power & Light Co., 5.300%, 04/01/53	35,607
110,000	MidAmerican Energy Co., 4.250%, 07/15/49	94,965
40,000	NextEra Energy Capital Holdings, Inc., 4.900%, 02/28/28	40,279
15,000	NextEra Energy Capital Holdings, Inc., 2.250%, 06/01/30	13,175
75,000	NRG Energy, Inc., 10.250%, (H15T5Y + 592bps), 12/31/49(a),(b)	83,375
25,000	Pacific Gas and Electric Co., 4.550%, 07/01/30	24,463
55,000	Virginia Electric and Power Co., 5.450%, 04/01/53	55,545
75,000	Vistra Corp., 8.875%, (H15T5Y + 505bps), 12/31/49(a)	80,605
		678,593
	GAS & WATER UTILITIES — 0.8%
75,000	AltaGas Ltd., 7.200%, (H15T5Y + 357bps), 10/15/54(a),(b)	76,779
82,000	Suburban Propane Partners LP, 5.000%, 06/01/31(b)	74,697
		151,476
	TOTAL CORPORATE BONDS (Cost $7,849,738)	7,786,720

	MORTGAGE-BACKED SECURITIES — 31.0%
166,193	Fannie Mae Pool, 3.500%, 12/01/34	159,624

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Principal Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (continued)
104,358	Fannie Mae Pool, 3.500%, 10/13/37	$96,842
192,304	Fannie Mae Pool, 4.500%, 07/01/40	190,019
96,330	Fannie Mae Pool, 4.000%, 01/01/41	92,907
195,572	Fannie Mae Pool, 5.000%, 11/01/46	195,100
116,853	Fannie Mae Pool, 4.000%, 06/01/47	111,247
113,794	Fannie Mae Pool, 3.500%, 09/01/49	102,208
144,213	Fannie Mae Pool, 3.500%, 11/01/49	132,140
79,419	Fannie Mae Pool, 3.000%, 09/01/50	70,388
147,261	Fannie Mae Pool, 3.500%, 09/01/50	134,000
65,522	Fannie Mae Pool, 2.500%, 05/01/51	55,662
52,648	Fannie Mae Pool, 3.000%, 05/01/51	46,455
92,995	Fannie Mae Pool, 2.500%, 06/01/51	79,028
144,205	Fannie Mae Pool, 2.500%, 10/01/51	121,597
141,217	Fannie Mae Pool, 5.500%, 09/01/56	146,115
215,944	Fannie Mae REMICS Series 11, 5.000%, 02/25/51	215,408
30,000	Federal Farm Credit Banks Funding Corp., 1.790%, 07/21/31	25,522
64,000	Federal Farm Credit Banks Funding Corp., 1.730%, 09/02/31	54,031
128,000	Federal Home Loan Banks, 2.170%, 10/29/29	116,410
265,000	Federal Home Loan Banks, 2.375%, 01/28/32	230,660
295,000	Federal Home Loan Banks, 5.920%, 05/23/34	295,800
99,000	Federal Home Loan Mortgage Corp., 1.500%, 10/29/32	79,718
30,000	Federal Home Loan Mortgage Corp., 1.460%, 08/17/35	22,018
550,000	Federal National Mortgage Association, 1.600%, 08/24/35	410,140
61,782	Freddie Mac Gold Pool, 4.000%, 08/01/45	58,896
147,568	Freddie Mac Pool, 2.000%, 09/01/41	125,678
298,107	Freddie Mac Pool, 2.000%, 11/01/41	254,804
90,607	Freddie Mac Pool, 2.500%, 04/01/42	79,081
67,777	Freddie Mac Pool, 3.000%, 05/01/42	60,677
112,800	Freddie Mac Pool, 3.000%, 07/01/51	99,377
82,267	Freddie Mac Pool, 2.500%, 02/01/52	69,500
82,515	Freddie Mac Pool, 3.500%, 04/01/52	75,206
260,193	Freddie Mac Pool, 3.000%, 05/01/52	229,158
142,681	Freddie Mac Pool, 5.000%, 07/01/52	140,505
162,974	Freddie Mac REMICS, 3.000%, 05/15/43	159,041
199,949	Ginnie Mae II Pool, 2.500%, 08/20/50	169,144
129,831	Ginnie Mae II Pool, 2.500%, 12/20/50	108,763
204,644	Ginnie Mae II Pool, 2.000%, 03/20/51	165,121
219,505	Ginnie Mae II Pool, 5.000%, 11/20/52	216,911
213,047	Ginnie Mae II Pool, 5.500%, 09/01/53(a)	214,774
134,890	Government National Mortgage Association Series 65, 5.500%, 02/20/48	135,487
43,647	Government National Mortgage Association Series 189, 2.500%, 10/20/51	36,243
60,000	Government National Mortgage Association Series 8, 5.000%, 01/20/54	59,404
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,732,345)	5,640,809

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Principal Amount ($)		Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 0.6%
	SUPRANATIONAL — 0.6%
147,000	International Bank for Reconstruction & Development, 2.700%, 12/28/37	$117,216
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $112,576)	117,216

	U.S. GOVERNMENT & AGENCIES — 11.1%
	U.S. TREASURY BONDS — 5.4%
174,000	United States Treasury Note/Bond, 4.125%, 11/15/27	174,061
172,000	United States Treasury Note/Bond, 3.625%, 09/30/31	166,867
175,000	United States Treasury Note/Bond, 4.250%, 11/15/34	175,807
229,000	United States Treasury Note/Bond, 4.625%, 11/15/44	233,741
243,000	United States Treasury Note/Bond, 4.250%, 02/15/54	237,342
		987,818
	U.S. TREASURY NOTES — 5.7%
188,000	United States Treasury Note/Bond, 4.625%, 09/15/26	189,304
453,000	United States Treasury Note/Bond, 3.500%, 09/30/29	441,375
158,000	United States Treasury Note/Bond, 4.125%, 10/31/29	158,265
242,000	United States Treasury Note/Bond, 4.250%, 08/15/54	236,668
		1,025,612
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,013,512)	2,013,430

Description	Contracts	Expiration Date	Exercise Price	Notional Value
PURCHASED CALL OPTIONS — 1.6%
E-mini S&P 500 Index	50	03/21/2025	$6,200	$15,128,750	295,000
TOTAL PURCHASED CALL OPTIONS (Cost — $219,562)					295,000

	SHORT-TERM INVESTMENTS — 3.2%
578,236	First American Treasury Obligations Fund, Class X, 4.55%(d)	578,236
	TOTAL SHORT-TERM INVESTMENTS (Cost $578,236)	578,236
	TOTAL INVESTMENTS — 100.2% (Cost $18,271,052)	$18,204,204
	Liabilities in Excess of Other Assets — (0.2)%	(32,749)
	NET ASSETS — 100.0%	$18,171,455

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2024, the total market value of 144A securities is 3,570,641 or 19.6% of net assets.

(c)	Rate disclosed is the seven day effective yield as of November 30, 2024.

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

Schedule of Future COntracts (Unaudited)

November 30, 2024

Contracts	Long Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
2	US Treasury Long Bond Futures	03/21/2025	$239,000	$2,125
5	US Treasury Long Bond Futures	03/21/2025	635,938	7,344
				$9,469

Short Contracts
(18)	E-Mini S&P 500 Future	12/23/2024	$(5,446,351)	$(106,338)
$(106,338)

See accompanying Notes to Financial Statements.

North Square Kennedy MicroCap Fund

Schedule of Investments (Unaudited)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 95.2%
	COMMUNICATIONS — 2.9%
	ADVERTISING & MARKETING — 1.0%
7,567	Magnite, Inc.(a)	$127,051

	COMMERCIAL SUPPORT SERVICES — 0.6%
22,281	Advantage Solutions, Inc.(a)	79,320

	ENTERTAINMENT CONTENT — 0.5%
6,204	Inspired Entertainment, Inc.(a)	59,682

	PUBLISHING & BROADCASTING — 0.8%
5,973	Thryv Holdings, Inc.(a)	94,493
	TOTAL COMMUNICATIONS	360,546

	CONSUMER DISCRETIONARY — 4.7%
	CONSUMER SERVICES — 3.7%
20,859	Legacy Education Inc.(a)	171,252
11,043	Universal Technical Institute, Inc.(a)	285,683
		456,935
	HOUSEHOLD DURABLES — 0.4%
4,265	Universal Electronics, Inc.(a)	49,389

	LEISURE PRODUCTS — 0.2%
1,614	Revelyst, Inc.(a)	30,505

	RETAIL - DISCRETIONARY — 0.4%
1,165	America’s Car-Mart, Inc.(a)	53,776
	TOTAL CONSUMER DISCRETIONARY	590,605

	CONSUMER STAPLES — 3.7%
	FOOD — 2.4%
6,587	Nature’s Sunshine Products, Inc.(a)	106,973
24,891	SunOpta, Inc.(a)	192,905
		299,878
	WHOLESALE - CONSUMER STAPLES — 1.3%
3,536	Chefs’ Warehouse, Inc. (The)(a)	158,095
	TOTAL CONSUMER STAPLES	457,973

	ENERGY — 5.0%
	OIL & GAS PRODUCERS — 2.0%
7,055	Riley Exploration Permian, Inc.(a)	247,631

	OIL & GAS SERVICES & EQUIPMENT — 3.0%
581	Flotek Industries, Inc.(a)	4,939

See accompanying Notes to Financial Statements.

North Square Kennedy MicroCap Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Shares		Fair Value
	COMMON STOCKS (continued)
	ENERGY (continued)
	OIL & GAS SERVICES & EQUIPMENT (continued)
26,332	MIND Technology, Inc.(a)	$102,695
11,803	MRC Global, Inc.(a)	164,887
3,275	Thermon Group Holdings, Inc.(a)	103,359
		375,880
	TOTAL ENERGY	623,511

	FINANCIALS — 27.5%
	ASSET MANAGEMENT — 0.8%
6,569	Trinity Capital, Inc.(a)	96,367

	BANKING — 12.5%
5,757	Banc of California, Inc.	99,193
7,032	California BanCorp(a)	126,013
6,533	Capital Bancorp, Inc.(a)	189,196
9,997	Old Second Bancorp, Inc.	185,944
3,239	Origin Bancorp, Inc.(a)	111,292
9,237	Primis Financial Corp.	115,463
9,392	Southern States Bancshares, Inc.(a)	349,569
7,011	Third Coast Bancshares, Inc.(a)	248,891
4,212	Veritex Holdings, Inc.	128,087
		1,553,648
	BANKS — 4.7%
6,446	Carter Bankshares, Inc.(a)	120,411
6,639	Investar Holding Corp.	158,141
3,095	Northeast Bank(a)	304,703
		583,255
	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
6,333	Amerant Bancorp, Inc.(a)	157,502
2,781	Perella Weinberg Partners	71,388
		228,890
	INSURANCE — 3.2%
18,378	Abacus Life, Inc.(a)	150,332
12,867	Crawford & Co.(a)	152,474
4,351	Tiptree, Inc.(a)	99,159
		401,965
	SPECIALTY FINANCE — 3.6%
2,138	Atlanticus Holdings Corp.(a)	124,560
3,640	Mid Penn Bancorp, Inc.(a)	116,662
52,508	Oportun Financial Corp.(a)	208,982
		450,204
	THRIFTS & MORTGAGE FINANCE — 0.9%
3,589	Timberland Bancorp, Inc.(a)	116,248
	TOTAL FINANCIALS	3,430,577

See accompanying Notes to Financial Statements.

North Square Kennedy MicroCap Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Shares		Fair Value
	COMMON STOCKS (continued)
	HEALTH CARE — 23.6%
	BIOTECH & PHARMA — 8.6%
5,880	Absci Corp.(a)	$17,934
3,174	Acelyrin, Inc.(a)	14,442
418	ANI Pharmaceuticals, Inc.(a)	23,922
9,139	Annexon, Inc.(a)	49,259
2,940	Bicycle Therapeutics PLC - ADR(a)	59,976
8,127	Cogent Biosciences, Inc.(a)	77,288
7,205	CorMedix, Inc.(a)	71,041
3,006	Day One Biopharmaceuticals, Inc.(a)	41,874
24,956	Elutia, Inc.(a)	103,318
12,826	Exagen, Inc.(a)	50,919
4,274	iTeos Therapeutics, Inc.(a)	36,543
1,203	Janux Therapeutics, Inc.(a)	54,388
19,596	Kronos Bio, Inc.(a)	18,616
1,963	Oruka Therapeutics, Inc.(a)	42,656
49,392	Ovid therapeutics, Inc.(a)	56,307
1,550	Protagonist Therapeutics, Inc.(a)	67,890
1,762	Rigel Pharmaceuticals, Inc.(a)	48,649
11,364	Verastem, Inc.(a)	60,684
3,426	Verona Pharma PLC - ADR(a)	135,771
12,691	Xeris Biopharma Holdings, Inc.(a)	41,626
		1,073,103
	BIOTECHNOLOGY — 1.7%
543	Agios Pharmaceuticals, Inc.(a)	32,249
13,995	Aldeyra Therapeutics, Inc.(a)	68,576
22,113	Karyopharm Therapeutics, Inc.(a)	18,688
27,546	Puma Biotechnology, Inc.(a)	93,380
		212,893
	HEALTH CARE FACILITIES & SERVICES — 3.8%
25,881	Accolade, Inc.(a)	99,901
14,124	AdaptHealth Corp.(a)	141,663
9,206	DocGo, Inc.(a)	39,862
2,936	Fortrea Holdings, Inc.(a)	61,803
8,998	Owens & Minor, Inc.(a)	121,203
3,722	Quipt Home Medical Corp.(a)	9,975
		474,407
	HEALTH CARE FACILITIES & SVCS — 0.8%
996	U.S. Physical Therapy, Inc.	98,365

	HEALTH CARE TECHNOLOGY — 1.4%
19,658	Health Catalyst, Inc.(a)	173,580

See accompanying Notes to Financial Statements.

North Square Kennedy MicroCap Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Shares		Fair Value
	COMMON STOCKS (continued)
	HEALTH CARE (continued)
	MEDICAL EQUIPMENT & DEVICES — 6.5%
4,995	AtriCure, Inc.(a)	$180,619
15,087	Bioventus, Inc.(a)	185,419
2,436	CryoLife, Inc.(a)	71,911
9,072	Delcath Systems, Inc.(a)	107,775
483	ICU Medical, Inc.(a)	79,193
3,376	OrthoPediatrics Corp.(a)	87,708
4,710	Tactile Systems Technology, Inc.(a)	92,033
		804,658
	PHARMACEUTICALS — 0.8%
4,397	Avadel Pharmaceuticals PLC(a)	48,631
8,406	OptimizeRx Corp.(a)	45,813
		94,444
	TOTAL HEALTH CARE	2,931,450

	INDUSTRIALS — 9.9%
	AEROSPACE & DEFENSE — 1.5%
6,270	Park Aerospace Corp.(a)	95,993
4,927	Triumph Group, Inc.(a)	94,845
		190,838
	COMMERCIAL SUPPORT SERVICES — 1.4%
567	CRA International, Inc.	110,582
2,085	Healthcare Services Group, Inc.(a)	25,729
5,786	Quest Resource Holding Corp.(a)	42,296
		178,607
	CONSTRUCTION & ENGINEERING — 0.4%
2,456	NV5 Global, Inc.(a)	53,443

	ELECTRICAL EQUIPMENT — 1.6%
4,298	LSI Industries, Inc.	87,850
4,358	SMART Global Holdings, Inc.(a)	79,054
4,856	Stoneridge, Inc.(a)	33,312
		200,216
	ENGINEERING & CONSTRUCTION — 0.1%
1,967	Southland Holdings, Inc.(a)	6,452

	INDUSTRIAL INTERMEDIATE PROD — 1.0%
623	AZZ, Inc.	58,026
2,324	Insteel Industries, Inc.	68,512
		126,538
	INDUSTRIAL SUPPORT SERVICES — 0.9%
1,770	H&E Equipment Services, Inc.	105,740

See accompanying Notes to Financial Statements.

North Square Kennedy MicroCap Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Shares		Fair Value
	COMMON STOCKS (continued)
	INDUSTRIALS (continued)
	MACHINERY — 0.1%
2,533	Titan International, Inc.(a)	$18,542

	PROFESSIONAL SERVICES — 1.6%
3,712	Barrett Business Services, Inc.	159,282
317	VSE Corp.(a)	37,171
		196,453
	TRANSPORTATION EQUIPMENT — 1.3%
5,235	REV Group, Inc.	162,390
	TOTAL INDUSTRIALS	1,239,219

	MATERIALS — 3.9%
	CHEMICALS — 1.8%
9,295	American Vanguard Corp.(a)	55,863
2,482	Koppers Holdings, Inc.	95,457
8,323	LSB Industries, Inc.(a)	73,492
		224,812
	CONTAINERS & PACKAGING — 0.7%
3,080	TriMas Corp.(a)	81,374

	METALS & MINING — 1.4%
875	Materion Corp.	101,168
1,643	Universal Stainless & Alloy Products, Inc.(a)	72,982
		174,150
	TOTAL MATERIALS	480,336

	REAL ESTATE — 3.1%
	REIT – DIVERSIFIED — 1.5%
5,534	CTO Realty Growth, Inc.	112,949

	REIT – HOTELS & MOTELS — 0.9%
19,715	Chatham Lodging Trust	181,575

	REIT – INDUSTRIALS — 0.7%
4,666	Plymouth Industrial REIT, Inc.	87,441
	TOTAL REAL ESTATE	381,965

	TECHNOLOGY — 10.9%
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
10,002	Key Tronic Corp.(a)	56,411
26,794	Powerfleet, Inc.(a)	188,630
		245,041

See accompanying Notes to Financial Statements.

North Square Kennedy MicroCap Fund

Schedule of Investments (Unaudited) – Continued

November 30, 2024

Shares		Fair Value
	COMMON STOCKS (continued)
	TECHNOLOGY (continued)
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
3,910	Himax Technologies, Inc. - ADR(a)	$21,114
5,179	MagnaChip Semiconductor Corp.(a)	22,373
		43,487
	SOFTWARE — 4.3%
8,143	Computer Programs & Systems, Inc.(a)	146,167
8,286	Evolent Health, Inc., Class A(a)	107,055
6,340	IBEX Ltd.(a)	129,970
4,153	Red Violet, Inc.(a)	152,831
		536,023
	TECHNOLOGY HARDWARE — 2.9%
2,782	Aviat Networks, Inc.(a)	44,039
11,625	Infinera Corp.(a)	76,841
3,546	Kornit Digital Ltd.(a)	112,763
10,571	PlayAGS, Inc.(a)	122,835
		356,478
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
9,871	Intevac, Inc.(a)	27,540

	TECHNOLOGY SERVICES — 1.2%
104,970	FiscalNote Holdings, Inc.(a)	91,828
5,695	Pagaya Technologies Ltd.(a)	62,246
		154,074
	TOTAL TECHNOLOGY	1,362,643
	TOTAL COMMON STOCKS (Cost $9,676,110)	11,858,825

	SHORT-TERM INVESTMENTS — 5.3%
666,105	First American Treasury Obligations Fund, Class X, 4.55%(b)	666,105
	TOTAL SHORT-TERM INVESTMENTS (Cost $666,105)	666,105
	TOTAL INVESTMENTS — 100.5% (Cost $10,342,215)	$12,524,930
	Liabilities in Excess of Other Assets — (0.5)%	(61,700)
	NET ASSETS — 100.0%	$12,463,230

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2024.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

As of November 30, 2024 (Unaudited)

	North Square Spectrum Alpha Fund	North Square Dynamic Small Cap Fund	North Square Multi Strategy Fund	North Square Preferred and Income Securities Fund
Assets
Investments, at cost	$1,364,763	$359,365,854	$12,673,181	$238,191,228
Investments in affiliated issuers, at cost	65,287,546	—	20,321,893	—
Investments, at value	$11,579,326	$426,873,463	$16,468,044	$250,823,608
Investments in affiliated issuers, at value	75,595,214	—	25,895,336	—
Cash	—	11,610	—	232,254
Receivable for fund shares sold	17,877	215,447	449	139,733
Dividends and interest receivable	1,561	351,600	1,428	3,778,861
Tax reclaims receivable	—	—	—	22,969
Prepaid expenses	32,152	41,738	26,533	28,512
Total Assets	87,226,130	427,493,858	42,391,790	255,025,937

Liabilities
Payable for fund shares redeemed	69,052	96,687	4,321	8,539
Payable for investments purchased	—	1,738,976	—	1,000,000
Due to Adviser (Note 4)	46,629	248,827	8,457	158,299
Distribution fees (Note 8)	10,571	10,528	6,837	—
Shareholder servicing fees (Note 7)	32,940	8,126	13,655	—
Fund administration fees	41,887	62,513	19,554	37,755
Due to Trustees	3,038	8,879	1,750	4,958
Other accrued expenses	24,914	40,550	13,289	970
Total Liabilities	229,031	2,215,086	67,863	1,210,521

Net Assets	$86,997,099	$425,278,772	$42,323,927	$253,815,416

Net Assets consist of:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	69,844,348	336,332,158	31,341,530	235,340,607
Accumulated earnings	17,152,721	88,946,614	10,982,397	18,474,809
Net Assets	$86,997,099	$425,278,772	$42,323,927	$253,815,416

Class A Shares:
Net assets applicable to shares outstanding	$53,372,778	$53,373,511	$33,976,791
Shares of beneficial interest issued and outstanding	5,966,089	3,092,591	1,812,964
Net asset value, redemption and offering price per share	$8.95	$17.26	$18.74
Maximum sales charge (5.75% of offering price)*	$0.55	$1.05	$1.14
Maximum offering price to public	$9.50	$18.31	$19.88
Class I Shares:
Net assets applicable to shares outstanding	$33,624,321	$371,905,261	$8,347,136	$253,815,415
Shares of beneficial interest issued and outstanding	2,863,594	21,490,040	407,808	11,760,062
Net asset value, redemption and offering price per share	$11.74	$17.31	$20.47	$21.58

*

No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Continued

As of November 30, 2024 (Unaudited)

	North Square Tactical Growth Fund	North Square Tactical Defensive Fund	North Square Core Plus Bond Fund	North Square Kennedy MicroCap Fund
Assets
Investments, at cost	$338,869,403	$50,850,363	$18,271,052	$10,342,215
Investments, at value	$558,315,283	$57,628,536	$18,204,204	$12,524,930
Cash	—	—	—	—
Cash at broker for futures contracts	—	—	92,113	—
Receivable for fund shares sold	67,053	1,076	—	—
Receivable for investments sold	—	—	—	298
Receivable for net variation margin on futures contracts	—	—	—	—
Dividends and interest receivable	132,252	10,184	139,617	7,219
Tax reclaims receivable	—	—	—	—
Receivable from Adviser	—	—	4,709	—
Receivable for interest sold	—	—	—	—
Deferred offering costs	1,706	225	136	—
Prepaid expenses	38,825	36,958	32,070	—
Total Assets	558,555,119	57,676,979	18,472,849	12,532,447

Liabilities
Bank overdraft	—	—	26,788	—
Payable for fund shares redeemed	71,874	5,631	460	—
Payable for distributions to shareholders	—	—	—	—
Payable for investments purchased	—	—	249,649	307
Due to Adviser (Note 4)	469,257	56,992	—	9,502
Distribution fees (Note 8)	70,919	6,618	—	—
Shareholder servicing fees (Note 7)	102,395	4,193	5,604	10,077
Fund administration fees	150,959	21,304	11,652	27,526
Due to Trustees	18,830	2,287	960	2,646
Other accrued expenses	114,113	15,331	6,281	19,159
Total Liabilities	998,347	112,356	301,394	69,217

Net Assets	$557,556,772	$57,564,623	$18,171,455	$12,463,230

Net Assets consist of:
Paid-in capital	330,481,516	59,271,221	15,594,545	9,700,934
Accumulated earnings (deficits)	227,075,256	(1,706,598)	2,576,910	2,762,296
Net Assets	$557,556,772	$57,564,623	$18,171,545	$12,463,230

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Continued

As of November 30, 2024 (Unaudited)

	North Square Tactical Growth Fund	North Square Tactical Defensive Fund	North Square Core Plus Bond Fund	North Square Kennedy MicroCap Fund
Class A Shares:
Net assets applicable to shares outstanding	$103,961,410	$20,090,143
Shares of beneficial interest issued and outstanding	6,342,996	1,087,246
Net asset value, redemption and offering price per share	$16.39	$18.48
Maximum sales charge (5.75% of offering price)*	$1.00	$1.13
Maximum offering price to public	$17.39	$19.61
Class C Shares:
Net assets applicable to shares outstanding	$61,571,752	$3,151,015
Shares of beneficial interest issued and outstanding	4,069,642	192,118
Net asset value, redemption and offering price per share	$15.13	$16.40
Class I Shares:
Net assets applicable to shares outstanding	$392,023,610	$34,323,465	18,171,545	$12,463,230
Shares of beneficial interest issued and outstanding	23,323,147	1,799,407	1,713,769	978,865
Net asset value, redemption and offering price per share	$16.81	$19.07	$110.60	$12.73

*

No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Statements of Operations

For the Six Months Ended November 30, 2024 (Unaudited)

	North Square Spectrum Alpha Fund	North Square Dynamic Small Cap Fund	North Square Multi Strategy Fund	North Square Preferred and Income Securities Fund
Investment Income
Dividend income	$14,255	$2,350,213	$314,121	$—
Interest income	16,199	61,467	10,348	5,598,938
Foreign dividend taxes withheld	—	(8,824)	—	22,969
Total investment income	30,454	2,402,856	324,469	5,621,907

Expenses
Adviser fees (Note 3)	80,976	1,449,175	102,750	756,855
Distribution fees - Class A (Note 7)	61,513	59,456	40,866	—
Transfer agent fees and expenses	44,828	5,429	16,537	723
Fund administration fees	35,135	113,437	18,683	69,241
Shareholder servicing fees - Class A (Note 6)	29,526	35,674	16,346	—
Registration fees	24,406	33,903	23,176	20,288
Shareholder servicing fees - Class I (Note 6)	23,825	41,172	4,203	20,181
Legal fees	6,910	21,832	3,452	13,325
Shareholder reporting fees	6,284	13,873	2,446	6,554
Custody fees	6,028	13,024	5,089	8,526
Trustees’ fees and expenses	5,947	17,771	3,185	10,970
Audit fees	4,293	15,851	2,367	9,940
Fund accounting fees	3,761	3,761	3,761	9,770
Chief compliance officer fees (Note 3)	2,891	8,439	1,451	4,989
Insurance	1,603	3,064	751	1,624
Interest expense	402	—	—	—
Pricing	12	2,095	55	3,442
Other expenses	10,338	15,680	6,600	11,010
Total expenses	348,678	1,853,636	251,718	947,438
Fees contractually recouped (waived) by Adviser	139,615	(193,987)	(64,705)	39,524
Net operating expenses	488,293	1,659,649	187,013	986,962
Net investment income (loss)	(457,839)	743,207	137,456	4,634,945

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	582,416	16,063,055	87,352	4,208,962
Affiliated issuers	1,989,430	—	639,363	—
Futures contracts	—	—	—	(114,263)
Foreign currency	—	—	—	(36,626)
Net realized gain (loss)	2,571,846	16,063,055	726,715	4,058,073
Net change in unrealized appreciation (depreciation) on:
Investments	(190,513)	39,216,252	1,607,814	3,534,490
Affiliated issuers	12,177,322	—	1,682,830	—
Futures contracts	—	—	—	658,075
Foreign currency	—	—	—	(2,250)
Net change in unrealized appreciation	11,986,809	39,216,252	3,290,644	4,190,315
Net realized and change in unrealized gain on investments and foreign currency	14,558,655	55,279,307	4,017,359	8,248,388
Net increase in net assets resulting from operations	$14,100,816	$56,022,514	$4,154,815	$12,883,333

See accompanying Notes to Financial Statements.

Statements of Operations – Continued

For the Six Months Ended November 30, 2024 (Unaudited)

	North Square Tactical Growth Fund	North Square Tactical Defensive Fund	North Square Core Plus Bond Fund	North Square Kennedy MicroCap Fund
Investment Income
Dividend income	$3,648,784	$471,818	208,498	$36,766
Interest income	1,378,549	104,835	171,288	8,414
Foreign dividend taxes withheld	—	—	571	(4)
Total investment income	5,027,333	576,653	—	45,176

Expenses
Adviser fees (Note 3)	2,838,017	353,505	90,430	53,020
Distribution fees - Class C (Note 7)	301,072	16,412	4,792	—
Fund administration fees	214,112	25,324	10,151	16,689
Shareholder servicing fees - Class I (Note 6)	150,139	24,828	12,794	6,628
Distribution fees - Class A (Note 6)	124,820	25,218	917	—
Transfer agent fees and expenses	92,645	13,710	2,234	9,539
Legal fees	44,209	4,724	1,597	3,487
Shareholder servicing fees - Class A (Note 6)	34,950	10,087	440	(3,444)
Registration fees	34,306	37,296	34,958	13,118
Trustees’ fees and expenses	32,997	4,133	1,850	2,947
Audit fees	28,460	3,000	1,003	1,803
Shareholder reporting fees	25,401	3,183	1,651	3,403
Shareholder servicing fees - Class C (Note 6)	21,076	2,462	671	—
Chief compliance officer fees (Note 3)	18,125	1,981	678	1,301
Insurance	9,980	1,139	501	669
Custody fees	9,117	4,364	4,808	4,253
Fund accounting fees	3,761	3,761	9,628	3,629
Pricing	101	62	916	892
Other expenses	27,913	7,337	5,120	4,497
Total expenses	4,011,201	542,526	184,779	125,875
Fees contractually waived by Adviser	(92,192)	(18,883)	(73,951)	(60,637)
Net operating expenses	3,919,009	523,643	110,828	65,238
Net investment income (loss)	1,108,324	53,010	269,529	(20,062)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(895,229)	(1,001,065)	5,159,694	599,644
Purchased Options	—	—	(21,938)	—
Futures contracts	—	—	37,9135	—
Net realized gain (loss)	(895,229)	(1,001,065)	5,175,669	599,644
Net change in unrealized appreciation on:
Investments	55,263,065	3,671,315	(4,626,231)	2,182,715
Written Options	—	—	(282,781)	—
Purchased Options	—	—	800,504	—
Futures contracts	—	—	(96,869)	—
Net change in unrealized appreciation	55,263,065	3,671,315	(4,205,377)	2,182,715
Net realized and change in unrealized gain on investments and foreign currency	54,367,836	2,670,250	970,292	2,782,359
Net increase in net assets resulting from operations	$55,476,160	$2,723,260	1,239,821	$2,762,297

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	North Square Spectrum Alpha Fund		North Square Dynamic Small Cap Fund
	For the Six Months Ended November 30, 2024 (Unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (Unaudited)	For the Year Ended May 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(457,839)	$(660,029)	$743,207	$174,509
Net realized gain (loss) on investments and foreign currency translations	2,571,846	(2,841,220)	16,063,055	17,803,088,
Net change in unrealized appreciation on investments and foreign currency translations	11,986,809	23,365,620	39,216,252	25,883,930
Net increase in net assets resulting from operations	14,100,816	19,864,371	56,022,514	43,861,527

Distributions to Shareholders
Class A	—	—	—	(43,484)
Class I	—	—	—	(213,029)
Total distributions	—	—	—	(256,513)

Capital Transactions - Class A
Proceeds from shares sold	508,611	1,576,816	3,215,121	38,833,380
Reinvestment of distributions	—	—	—	43,473
Amount paid for shares redeemed	(4,217,130)	(9,453,686)	(2,855,602)	(5,156,994)
Total Class A	(3,708,519)	(7,876,870)	359,519	33,719,859
Capital Transactions - Class I
Proceeds from shares sold	441,917	3,630,776	148,429,747	114,015,380
Reinvestment of distributions	—	—	—	212,781
Amount paid for shares redeemed	(5,437,123)	(7,340,364)	(28,424,495)	(21,384,160)
Total Class I	(4,995,206)	(3,709,588)	120,005,252	92,844,001
Net increase (decrease) in net assets resulting from capital transactions	(8,703,725)	(11,586,458)	120,364,771	126,563,860
Total Increase in Net Assets	5,397,091	8,277,913	176,387,285	170,168,874

Net Assets
Beginning of period	81,600,008	73,322,095	248,891,487	78,722,613
End of period	$86,997,099	$81,600,008	$425,278,772	$248,891,487

Share Transactions - Class A
Shares sold	64,097	239,895	205,082	3,254,039
Shares issued in reinvestment of distributions	—	—	—	3,136
Shares redeemed	(531,151)	(1,386,077)	(184,611)	(377,252)
Total Class A	(467,054)	(1,146,182)	20,471	2,879,923

Share Transactions - Class I
Shares sold	42,226	422,819	9,478,274	8,573,875
Shares issued in reinvestment of distributions	—	—	—	15,352
Shares redeemed	(522,501)	(826,174)	(1,842,110)	(1,606,084)
Total Class I	(480,275)	(403,355)	7,636,164	6,983,143

Net increase (decrease) in shares outstanding	(947,329)	(1,549,537)	7,656,635	9,863,066

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Continued

	North Square Multi Strategy Fund
	For the Six Months Ended November 30, 2024 (Unaudited)	For the Year Ended May 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$137,456	$351,454
Net realized gain on investments and foreign currency translations	726,715	544,193
Net change in unrealized appreciation on investments and foreign currency translations	3,290,644	6,827,212
Net increase in net assets resulting from operations	4,154,815	7,742,859

Distributions to Shareholders
Class A	—	(371,931)
Class I	—	(126,915)
Total distributions	—	(498,846)

Capital Transactions - Class A
Proceeds from shares sold	149,067	575,113
Reinvestment of distributions	—	357,964
Amount paid for shares redeemed	(1,537,894)	(4,964,468)
Total Class A	(1,388,827)	(4,031,391)
Capital Transactions - Class I
Proceeds from shares sold	585,165	2,470,536
Reinvestment of distributions	—	123,201
Amount paid for shares redeemed	(1,515,511)	(4,171,290)
Total Class I	(930,346)	(1,577,553)
Net decrease in net assets resulting from capital transactions	(2,319,173)	(5,608,944)
Total Increase in Net Assets	1,835,642	1,635,069

Net Assets
Beginning of period	40,488,285	38,853,216
End of period	$42,323,927	$40,488,285

Share Transactions - Class A
Shares sold	8,488	37,274
Shares issued in reinvestment of distributions	—	22,387
Shares redeemed	(87,405)	(315,990)
Total Class A	(78,917)	(256,329)

Share Transactions - Class I
Shares sold	30,306	145,423
Shares issued in reinvestment of distributions	—	7,068
Shares redeemed	(78,310)	(242,272)
Total Class I	(48,004)	(89,781)

Net decrease in shares outstanding	(126,921)	(346,110)

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Continued

	North Square Preferred and Income Securities Fund		North Square Tactical Growth Fund
	For the Six Months Ended November 30, 2024 (Unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (Unaudited)	For the Year Ended May 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$4,634,945	$4,233,578	$1,108,324	$3,211,349
Net realized gain (loss) on investments and foreign currency translations	4,058,073	2,775,248	(895,229)	12,872,568
Net change in unrealized appreciation on investments and foreign currency translations	4,190,315	9,175,381	55,263,065	61,867,791
Net increase in net assets resulting from operations	12,883,333	16,184,207	55,476,160	77,951,708

Distributions to Shareholders
From Earnings
Class A	—	—	—	(701,954)
Class C	—	—	—	—
Class I	(4,422,788)	(3,314,596)	—	(3,377,358)
From Return of Capital
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	(839,988)	—	—
Total distributions	(4,422,788)	(4,154,584)	—	(4,079,312)

Capital Transactions - Class A
Proceeds from shares sold			8,971,205	21,245,150
Proceeds from redemption fees(a)			—	770
Reinvestment of distributions			—	629,468
Amount paid for shares redeemed			(9,636,169)	(26,357,167)
Total Class A			(664,964)	(4,481,779)
Capital Transactions - Class C
Proceeds from shares sold			1,761,040	4,230,080
Reinvestment of distributions			—	—
Amount paid for shares redeemed			(6,187,049)	(24,963,389)
Total Class C			(4,426,009)	(20,733,309)
Capital Transactions - Class I
Proceeds from shares sold	119,759,706	104,780,929	22,138,542	65,165,888
Reinvestment of distributions	4,422,789	4,154,584	—	2,972,288
Amount paid for shares redeemed	(23,213,527)	(23,156,057)	(30,399,210)	(72,805,759)
Total Class I	100,968,968	85,779,456	(8,260,668)	(4,667,583)
Net increase (decrease) in net assets resulting from capital transactions	100,968,968	85,779,456	(13,351,641)	(29,882,671)
Total Increase in Net Assets	109,429,513	97,809,079	42,124,519	43,989,725

Net Assets
Beginning of period	144,385,903	46,576,824	515,432,253	471,442,528
End of period	$253,815,416	$144,385,903	$557,556,772	$515,432,253

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Continued

	North Square Preferred and Income Securities Fund		North Square Tactical Growth Fund
	For the Six Months Ended November 30, 2024 (Unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (Unaudited)	For the Year Ended May 31, 2024
Share Transactions - Class A
Shares sold			585,124	1,577,034
Shares issued in reinvestment of distributions			—	45,647
Shares redeemed			(620,395)	(1,936,331)
Total Class A			(35,271)	(313,650)

Share Transactions - Class C
Shares sold			122,307	329,200
Shares issued in reinvestment of distributions			—	—
Shares redeemed			(434,749)	(1,995,428)
Total Class C			(312,442)	(1,666,228)

Share Transactions - Class I
Shares sold	5,658,171	5,370,868	1,392,318	4,663,326
Shares issued in reinvestment of distributions	207,716	214,556	—	210,651
Shares redeemed	(1,090,616)	(1,208,295)	(1,911,782)	(5,171,853)
Total Class I	4,775,271	4,377,129	(519,464)	(297,876)

Net increase (decrease) in shares outstanding	4,775,271	4,377,129	(867,177)	(2,277,754)

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Continued

	North Square Tactical Defensive Fund		North Square Core Plus Bond Fund
	For the Six Months Ended November 30, 2024 (Unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (Unaudited)	For the Year Ended May 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$53,010	$544,283	$269,529	$416,796
Net realized gain (loss) on investments	(1,001,065)	4,094,815	5,175,669	(17,094)
Net change in unrealized appreciation (depreciation) on investments	3,671,315	3,185,548	(4,205,377)	(440,424)
Net increase (decrease) in net assets resulting from operations	2,723,260	7,824,646	1,239,821	(40,722)

Distributions to Shareholders
Class A	—	—	—	(28,157)
Class C	—	—	—	(13,206)
Class I	—	—	(378,016)	(369,458)
Total distributions	—	—	(378,016)	(410,821)

Capital Transactions - Class A
Proceeds from shares sold	162,552	818,462		596,335
Reinvestment of distributions	—	—		27,840
Amount paid for shares redeemed	(1,458,119)	(3,413,638)		(807,600)
Total Class A	(1,295,567	(2,595,176)		(183,425)
Capital Transactions - Class C
Proceeds from shares sold	72,900	94,402		—
Reinvestment of distributions	—	—		13,206
Amount paid for shares redeemed	(377,269)	(1,223,271)		(1,233,778)
Total Class C	(304,369)	(1,128,869)		(1,220,572)
Capital Transactions - Class I
Proceeds from shares sold	2,051,371	2,439,688	1,099	1,098,323
Reinvestment of distributions	—	—	788,521	369,457
Amount paid for shares redeemed	(1,306,363)	(11,399,115)	(2,112,811)	(7,775,863)
Total Class I	745,008	(8,959,427)	(1,323,191)	(6,308,083)
Net decrease in net assets resulting from capital transactions	(854,928)	(12,683,472)	(1,323,191)	(7,712,080)
Total Decrease in Net Assets	1,868,332	(4,858,826)	(461,386)	(8,163,623)

Net Assets
Beginning of year	55,696,291	60,555,117	18,632,841	26,796,464
End of year	$57,564,623	$55,696,291	$18,171,455	$18,632,841

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Continued

	North Square Tactical Defensive Fund		North Square Core Plus Bond Fund
	For the Six Months Ended November 30, 2024 (Unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (Unaudited)	For the Year Ended May 31, 2024
Share Transactions - Class A
Shares sold	9,180	51,284		58,803
Shares issued in reinvestment of distributions	—	—		2,793
Shares redeemed	(81,698)	(208,049)		(79,887)
Total Class A	(72,518)	(156,765)		(18,291)

Share Transactions - Class C
Shares sold	4,576	6,527		—
Shares issued in reinvestment of distributions	—	—		1,361
Shares redeemed	(23,668)	(84,627)		(125,752)
Total Class C	(19,092)	(78,100)		(124,391)

Share Transactions - Class I
Shares sold	111,064	145,990	289,604	108,405
Shares issued in reinvestment of distributions	—	—	35,763	36,835
Shares redeemed	(70,326)	(673,086)	(195,233)	(765,198)
Total Class I	40,738	(527,096)	130,134	(619,958)

Net increase (decrease) in shares outstanding	(50,872)	(761,961)	130,134	(762,640)

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Continued

North Square Kennedy MicroCap Fund
For the Period Ended November 30, 2024(a) (Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(20,062)
Net realized gain on investments and foreign currency translations	599,644
Net change in unrealized appreciation on investments and foreign currency translations	2,182,714
Net increase in net assets resulting from operations	2,762,296

Distributions to Shareholders
Capital Transactions - Class I
Proceeds from shares sold	9,700,934
Total Class I	9,700,934
Net increase in net assets resulting from capital transactions	9,700,934
Total Increase in Net Assets	12,463,230

Net Assets
Beginning of period	—
End of period	$12,463,230

Share Transactions - Class I
Shares sold	978,865
Total Class I	978,865

Net increase in shares outstanding	978,865

(a)	For the period June 10, 2024 (commencement of operations) to November 30, 2024.

See accompanying Notes to Financial Statements.

North Square Spectrum Alpha Fund

Financial Highlights

Class A

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2024		For the Years Ended May 31,
	(Unaudited)		2024		2023		2022		2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$7.54		$5.88		$10.78		$15.36		$12.07	$13.89

Investment operations:
Net investment loss(a)	(0.05)		(0.06	)(b)	(0.09	)(b)	(0.19	)(b)	(0.17)	(0.15)
Net realized and unrealized gain (loss)	1.46		1.72		(0.28)		(2.26)		5.34	0.44
Total from investment operations	1.41		1.66		(0.37)		(2.45)		5.17	0.29

Less distributions:
From net realized gains	—		—		(4.53)		(2.13)		(1.88)	(2.11)
Total distributions	—		—		(4.53)		(2.13)		(1.88)	(2.11)

Net asset value, end of period	$8.95		$7.54		$5.88		$10.78		$15.36	$12.07

Total Return(c)	18.70	%(d)	28.23%		(2.25)%		(19.05)%		43.47%	1.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$53,373		$48,531		$44,532		$56,319		$87,291	$73,973
Ratio of expenses to average net assets:
Before fee waived(g)	0.94	%(e)	0.94%		0.92%		1.34%		1.75%	2.06%
After fees waived(g)	1.30	%(e)	1.30%		1.30%		1.36	%(f)	1.39%	1.39%
Ratio of net investment loss to average net assets:
Before fees waived(g)	(0.87	)%(e)	(0.56)%		(0.70)%		(1.29)%		(1.54)%	(1.78)%
After fees waived(g)	(1.23	)%(e)	(0.93)%		(1.07)%		(1.31)%		(1.18)%	(1.11)%
Portfolio turnover rate(h)	14	%(d)	11%		7%		104%		33%	38%

(a)	Based on average shares outstanding for the period.

(b)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(c)

Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Effective January 11, 2022, the expense cap decreased from 1.39% to 1.30%.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Spectrum Alpha Fund

Financial Highlights

Class I

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2024		For the Years Ended May 31,
	(Unaudited)		2024		2023		2022		2021		2020
Selected Per Share Data:
Net asset value, beginning of period	$9.89		$7.68		$12.60		$17.59		$13.58		$15.35

Investment operations:
Net investment income (loss)(a)	(0.05)		(0.06	)(b)	(0.08	)(b)	(0.17	)(b)	(0.15)		(0.13)
Net realized and unrealized gain (loss)	1.90		2.27		(0.31)		(2.69)		6.04		0.47
Total from investment operations	1.85		2.21		(0.39)		(2.86)		5.89		0.34

Less distributions:
From net realized gains	—		—		(4.53)		(2.13)		(1.88)		(2.11)
Total distributions	—		—		(4.53)		(2.13)		(1.88)		(2.11)

Net asset value, end of period	$11.74		$9.89		$7.68		$12.60		$17.59		$13.58

Total Return(c)	18.71	%(d)	28.78%		(2.08)%		(18.90)%		43.92%		1.41%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,624		$33,069		$28,790		$39,308		$61,121		$40,165
Ratio of expenses to average net assets:
Before fee waived(h)	0.72	%(e)	0.73%		0.72%		1.12%		1.51	%(f)	1.78%
After fees waived(h)	1.05	%(e)	1.05%		1.05%		1.11	%(g)	1.08%		1.14%
Ratio of net investment loss to average net assets:
Before fee waived(h)	(0.65	)%(e)	(0.34)%		(0.48)%		(1.07)%		(1.31	)%(f)	(1.50)%
After fees waived(h)	(0.97	)%(e)	(0.67)%		(0.81)%		(1.06)%		(0.87)%		(0.86)%
Portfolio turnover rate(i)	14	%(d)	11%		7%		104%		33%		38%

(a)	Based on average shares outstanding for the period.

(b)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(c)

Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratios exclude the 12b-1 refund.

(g)	Effective January 11, 2022, the expense cap decreased from 1.14% to 1.05%.

(h)	Does not include expenses of the investment companies in which the Fund invests.

(i)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

Financial Highlights

Class A

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2024 (Unaudited)		For the Year Ended May 31, 2024	For the Period Ended May 31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$14.69		$11.15	$11.26

Investment operations:
Net investment income (loss)(b)	0.02		(0.01)	0.03
Net realized and unrealized gain (loss)	2.55		3.56	(0.14	)(f)
Total from investment operations	2.57		3.55	(0.11)

Less distributions:
Net investment income	—		(0.01)	—
Total distributions	—		(0.01)	—

Net asset value, end of period	$17.26		$14.69	$11.15

Total Return(c)	17.49	%(d)	31.88%	(0.98	)%(d)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$53,374		$45,120	$2,143
Ratio of expenses to average net assets:
Before fee waived	1.46	%(e)	1.54%	1.54	%(e)
After fees waived	1.24	%(e)	1.24%	1.24	%(e)
Ratio of net investment gain (loss) to average net assets:
Before fee waived	0.02	%(e)	(0.36)%	2.99	%(e)
After fees waived	0.25	%(e)	(0.06)%	3.29	%(e)
Portfolio turnover rate(g)	87	%(d)	174%	188%

(a)	For the period May 1, 2023 (commencement of operations) to May 31, 2023.

(b)	Based on average shares outstanding for the period.

(c)

Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)

The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.

(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund

Financial Highlights

Class I

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2024		For the Years Ended May 31,
	(Unaudited)		2024	2023	2022		2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$14.71		$11.15	$11.09	$18.27		$11.46	$11.54

Investment operations:
Net investment income (loss)(a)	0.04		0.02	0.01	0.01		(0.04)	0.02
Net realized and unrealized gain (loss)	2.56		3.56	0.07	(1.00)		7.14	(0.07)
Total from investment operations	2.60		3.58	0.08	(0.99)		7.10	(0.05)

Less distributions:
Net investment income	—		(0.02)	(0.02)	—		(0.01)	(0.03)
From net realized gains	—		—	—	(6.19)		(0.28)	—
Total distributions	—		(0.02)	(0.02)	(6.19)		(0.29)	(0.03)

Net asset value, end of period	$17.31		$14.71	$11.15	$11.09		$18.27	$11.46

Total Return(b)	17.68	%(c)	32.14%	0.76%	(10.43)%		62.34%	(0.44)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$371,905		$203,772	$76,580	$78,983		$20,369	$15,500
Ratio of expenses to average net assets:
Before fee waived	1.09	%(d)	1.18%	1.33%	1.36%		1.67%	2.23%
After fees waived	0.99	%(d)	0.99%	0.99%	1.00	%(e)	1.15%	1.15%
Ratio of net investment gain (loss) to average net assets:
Before fee waived	0.39	%(d)	(0.04)%	(0.21)%	(0.30)%		(0.82)%	(0.91)%
After fees waived	0.50	%(d)	0.15%	0.12%	0.06%		(0.30)%	0.17%
Portfolio turnover rate(g)	87	%(c)	174%	188%	177%		179%	170%

(a)	Based on average shares outstanding for the period.

(b)

Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Effective July 1, 2021, the expense cap decreased from 1.15% to 0.99%.

(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund

Financial Highlights

Class A

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2024		For the Years Ended May 31,
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$16.95		$14.17	$21.10	$23.57	$16.93	$16.92

Investment operations:
Net investment income (loss)(a)(h)	0.05		0.12	0.19	1.98	(0.09)	(0.05)
Net realized and unrealized gain (loss)	1.74		2.84	(0.53)	(2.97)	6.73	1.25
Total from investment operations	1.79		2.96	(0.34)	(0.99)	6.64	1.20

Less distributions:
Net investment income	—		(0.18)	(2.11)	—	—	(1.19)
From net realized gains	—		—	(4.48)	(1.48)	—	—
Total distributions	—		(0.18)	(6.59)	(1.48)	—	(1.19)

Net asset value, end of period	$18.74		$16.95	$14.17	$21.10	$23.57	$16.93

Total Return(b)	10.56	%(c)	20.99%	(0.57)%	(4.94)%	39.20%	6.63%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,977		$32,062	$30,433	$37,762	$45,140	$35,278
Ratio of expenses to average net assets:
Before fee waived(e)(f)	1.27	%(d)	0.94%	1.23%	0.79%	0.92%	1.34%
After fees waived(e)(f)	0.96	%(d)	0.94%	0.92%	0.79%	1.13%	1.20%
Ratio of net investment gain (loss) to average net assets:
Before fee waived(e)	0.30	%(d)	0.74%	0.79%	8.41%	(0.23)%	(0.40)%
After fees waived(e)	0.62	%(d)	0.74%	1.10%	8.41%	(0.44)%	(0.26)%
Portfolio turnover rate(g)	5	%(c)	12%	13%	65%	15%	7%

(a)	Based on average shares outstanding for the period.

(b)

Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	The Adviser does not receive management fees for Fund assets invested in other series of the Trust advised by the Adviser (affiliated investments).

(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

(h)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund

Financial Highlights

Class I

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2024		For the Years Ended May 31,
	(Unaudited)		2024	2023	2022	2021		2020
Selected Per Share Data:
Net asset value, beginning of period	$18.49		$15.43	$22.33	$24.83	$17.73		$17.59

Investment operations:
Net investment income (loss)(a)(i)	0.08		0.18	0.25	2.22	0.06		(0.01)
Net realized and unrealized gain (loss)	1.90		3.10	(0.56)	(3.24)	7.04		1.36
Total from investment operations	1.98		3.28	(0.31)	(1.02)	7.10		1.35

Less distributions:
Net investment income	—		(0.22)	(2.11)	—	—		(1.21)
From net realized gains	—		—	(4.48)	(1.48)	—		—
Total distributions	—		(0.22)	(6.59)	(1.48)	—		(1.21)

Net asset value, end of period	$20.47		$18.49	$15.43	$22.33	$24.83		$17.73

Total Return(b)	10.71	%(c)	21.34%	(0.38)%	(4.79)%	40.07%		7.17%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,347		$8,426	$8,420	$10,136	$10,592		$5,851
Ratio of expenses to average net assets:
Before fee waived(f)(g)	1.02	%(d)	0.70%	0.99%	0.54%	0.67	%(e)	0.92%
After fees waived(f)(g)	0.70	%(d)	0.70%	0.68%	0.54%	0.43%		0.90%
Ratio of net investment gain (loss) to average net assets:
Before fee waived(f)	0.55	%(d)	1.06%	1.03%	8.92%	0.05	%(e)	(0.10)%
After fees waived(f)	0.87	%(d)	1.06%	1.34%	8.92%	0.29%		(0.08)%
Portfolio turnover rate(h)	5	%(c)	12%	13%	65%	15%		7%

(a)	Based on average shares outstanding for the period.

(b)

Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratios exclude the 12b-1 refund.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The Adviser does not receive management fees for Fund assets invested in other series of the Trust advised by the Adviser (affiliated investments).

(h)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

(i)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund

Financial Highlights

Class I

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2024		For the Years Ended May 31,
	(Unaudited)		2024	2023	2022		2021		2020
Selected Per Share Data:
Net asset value, beginning of period	$20.67		$17.86	$20.96	$23.32		$17.47		$16.25

Investment operations:
Net investment income(a)	0.49		0.99	1.09	0.41		0.21		0.24
Net realized and unrealized gain (loss)	0.86		2.77	(0.89)	(0.55)		6.18		1.28
Total from investment operations	1.35		3.76	0.20	(0.14)		6.39		1.52

Less distributions:
Net investment income	(0.44)		(0.76)	(0.65)	(0.38)		(0.18)		(0.25)
From net realized gains	—		—	(2.31)	(1.84)		(0.36)		(0.05)
Return of capital	—		(0.19)	(0.34)	—		—		—
Total distributions	(0.44)		(0.95)	(3.30)	(2.22)		(0.54)		(0.30)

Net asset value, end of period	$21.58		$20.67	$17.86	$20.96		$23.32		$17.47

Total Return(b)	6.60	%(c)	21.51%	1.25%	(1.49)%		37.06%		9.35%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$253,815		$144,386	$46,577	$25,793		$16,186		$11,146
Ratio of expenses to average net assets:
Before fee waived	0.92	%(d)	1.04%	1.20%	1.27%		1.44	%(e)	1.89%
After fees waived	0.96	%(d)	0.97%	0.97%	0.99	%(f)	1.00%		1.00%
Ratio of net investment gain to average net assets:
Before fee waived	4.54	%(d)	5.00%	5.41%	1.50%		0.59	%(e)	0.47%
After fees waived	4.51	%(d)	5.07%	5.64%	1.78%		1.03%		1.36%
Portfolio turnover rate(g)	44	%(c)	115%	260%	179%		28%		18%

(a)	Based on average shares outstanding for the period.

(b)

Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratios exclude the 12b-1 refund.

(f)	Effective January 11, 2022, the expense cap decreased from 1.00% to 0.97%.

(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund

Financial Highlights

Class A

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2024		For the Years Ended May 31,
	(Unaudited)		2024	2023	2022(a)	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$14.79		$12.74	$13.59	$15.15	$11.81	$11.62

Investment operations:
Net investment income (loss)(b)(f)	0.02		0.08	0.06	(0.03)	(0.09)	0.05
Net realized and unrealized gain (loss)	1.58		2.08	0.02	(0.80)	3.43	0.72
Total from investment operations	1.60		2.16	0.08	(0.83)	3.34	0.77

Less distributions:
Net investment income	—		(0.09)	(0.06)	—	—	(0.06)
From net realized gains	—		(0.02)	(0.87)	(0.73)	—	(0.52)
Total distributions	—		(0.11)	(0.93)	(0.73)	—	(0.58)

Net asset value, end of period	$16.39		$14.79	$12.74	$13.59	$15.15	$11.81

Total Return(c)	10.82	%(d)	16.99%	1.04%	(5.93)%	28.28%	6.53%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$103,961		$94,310	$85,244	$92,843	$97,180	$81,511
Ratio of expenses to average net assets:
Before fee waived(h)	1.58	%(e)	1.62%	1.74%	1.61%	1.55%	1.56%
After fees waived(h)	1.55	%(e)	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment gain (loss) to average net assets:
Before fee waived(h)	0.29	%(e)	0.51%	0.24%	(0.27)%	(0.70)%	0.39%
After fees waived(h)	0.31	%(e)	0.58%	0.43%	(0.21)%	(0.70)%	0.40%
Portfolio turnover rate(g)	13	%(d)	66%	96%	67%	79%	128%

(a)	Effective June 11, 2021, the Stadion Tactical Growth Fund Class A converted to the North Square Tactical Growth Fund Class A. See Note 1.

(b)	Based on average shares outstanding for the period.

(c)

Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

(h)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund

Financial Highlights

Class C

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2024		For the Years Ended May 31,
	(Unaudited)		2024		2023		2022(a)	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$13.70		$11.80		$12.69		$14.30	$11.24	$11.14

Investment operations:
Net investment loss(b)(f)	(0.03)		(0.02	)(h)	(0.04	)(h)	(0.13)	(0.19)	(0.04	)(h)
Net realized and unrealized gain (loss)	1.46		1.92		0.03		(0.75)	3.25	0.69
Total from investment operations	1.43		1.90		(0.01)		(0.88)	3.06	0.65

Less distributions:
Net investment income	—		—		(0.01)		—	—	(0.03)
From net realized gains	—		—		(0.87)		(0.73)	—	(0.52)
Total distributions	—		—		(0.88)		(0.73)	—	(0.55)

Net asset value, end of period	$15.13		$13.70		$11.80		$12.69	$14.30	$11.24

Total Return(c)	10.44	%(d)	16.10%		0.31%		(6.61)%	27.22%	5.73%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$61,572		$60,037		$71,369		$84,867	$106,291	$95,291
Ratio of expenses to average net assets:
Before fee waived(i)	2.32	%(e)	2.37%		2.50%		2.37%	2.31%	2.33%
After fees waived(i)	2.30	%(e)	2.30%		2.30%		2.30%	2.30%	2.30%
Ratio of net investment loss to average net assets:
Before fee waived(i)	(0.44	)%(e)	(0.22)%		(0.51)%		(1.02)%	(1.46)%	(0.36)%
After fees waived(i)	(0.42	)%(e)	(0.15)%		(0.31)%		(0.95)%	(1.45)%	(0.33)%
Portfolio turnover rate(g)	13	%(d)	66%		96%		67%	79%	128%

(a)	Effective June 11, 2021, the Stadion Tactical Growth Fund Class C converted to the North Square Tactical Growth Fund Class C. See Note 1.

(b)	Based on average shares outstanding for the period.

(c)

Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

(h)

The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.

(i)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund

Financial Highlights

Class I

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2024		For the Years Ended May 31,
	(Unaudited)		2024	2023	2022(a)	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$15.14		$13.04	$13.87	$15.42	$12.00	$11.77

Investment operations:
Net investment income (loss)(b)(i)	0.05		0.11	0.09	0.01	(0.06)	0.08
Net realized and unrealized gain (loss)	1.62		2.13	0.03	(0.83)	3.48	0.74
Total from investment operations	1.67		2.24	0.12	(0.82)	3.42	0.82

Less distributions:
Net investment income	—		(0.12)	(0.08)	—	— (c)	(0.07)
From net realized gains	—		(0.02)	(0.87)	(0.73)	—	(0.52)
Total distributions	—		(0.14)	(0.95)	(0.73)	—	(0.59)

Net asset value, end of period	$16.81		$15.14	$13.04	$13.87	$15.42	$12.00

Total Return(d)	11.03	%(e)	17.25%	1.33%	(5.71)%	28.53%	6.88%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$392,024		$361,085	$314,829	$344,653	$391,964	$314,646
Ratio of expenses to average net assets:
Before fee waived(g)	1.34	%(f)	1.37%	1.50%	1.38%	1.33%	1.34%
After fees waived(g)	1.30	%(f)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment gain (loss) to average net assets:
Before fee waived(g)	0.53	%(f)	0.74%	0.48%	(0.03)%	(0.48)%	0.62%
After fees waived(g)	0.57	%(f)	0.81%	0.68%	0.05%	(0.45)%	0.66%
Portfolio turnover rate(h)	13	%(e)	66%	96%	67%	79%	128%

(a)	Effective June 11, 2021, the Stadion Tactical Growth Fund Class I converted to the North Square Tactical Growth Fund Class I. See Note 1.

(b)	Based on average shares outstanding for the period.

(c)	Rounds to less than $0.005 per share.

(d)

Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Annualized.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

(i)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund

Financial Highlights

Class A

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2024		For the Years Ended May 31,
	(Unaudited)		2024	2023	2022(a)	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$17.62		$15.42	$16.05	$16.00	$12.41	$13.52

Investment operations:
Net investment income (loss)(b)(h)	0.01		0.13	0.05	(0.11)	(0.10)	0.07
Net realized and unrealized gain (loss)	0.85		2.07	(0.68)	0.16	3.69	(1.12)
Total from investment operations	0.86		2.20	(0.63)	0.05	3.59	(1.05)

Less distributions:
Net investment income	—		—	—	—	—	(0.06)
Total distributions	—		—	—	—	—	(0.06)

Net asset value, end of period	$18.48		$17.62	$15.42	$16.05	$16.00	$12.41

Total Return(c)	4.88	%(d)	14.27%	(3.93)%	0.30%	28.93%	(7.85)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,090		$20,434	$20,302	$23,392	$20,302	$18,526
Ratio of expenses to average net assets:
Before fee waived(f)	1.94	%(e)	1.97%	1.97%	1.86%	1.87%	1.85%
After fees waived(f)	1.91	%(e)	1.96%	1.95%	1.86%	1.87%	1.85%
Ratio of net investment gain (loss) to average net assets:
Before fee waived(f)	0.07	%(e)	0.79%	0.25%	(0.65)%	(0.71)%	0.47%
After fees waived(f)	0.10	%(e)	0.80%	0.29%	(0.65)%	(0.71)%	0.47%
Portfolio turnover rate(g)	93	%(d)	296%	677%	289%	350%	522%

(a)	Effective June 11, 2021, the Stadion Tactical Defensive Fund Class A converted to the North Square Tactical Defensive Fund Class A. See Note 1.

(b)	Based on average shares outstanding for the period.

(c)

Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

(h)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund

Financial Highlights

Class C

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2024		For the Years Ended May 31,
	(Unaudited)		2024	2023		2022(a)	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$15.70		$13.84	$14.52		$14.59	$11.40	$12.51

Investment operations:
Net investment income (loss)(b)(h)	(0.05)		0.01	(0.07	)(i)	(0.21)	(0.19)	(0.03	)(i)
Net realized and unrealized gain (loss)	0.75		1.85	(0.61)		0.14	3.38	(1.03)
Total from investment operations	0.70		1.86	(0.68)		(0.07)	3.19	(1.06)

Less distributions:
Net investment income	—		—	—		—	—	(0.05)
Total distributions	—		—	—		—	—	(0.05)

Net asset value, end of period	$16.40		$15.70	$13.84		$14.52	$14.59	$11.40

Total Return(c)	4.46	%(d)	13.44%	(4.68)%		(0.49)%	27.98%	(8.54)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,151		$3,316	$4,005		$7,265	$11,711	$13,586
Ratio of expenses to average net assets:
Before fee waived(f)	2.64	%(e)	2.75%	2.74%		2.62%	2.62%	2.61%
After fees waived(f)	2.56	%(e)	2.71%	2.70%		2.62%	2.62%	2.61%
Ratio of net investment gain (loss) to average net assets:
Before fee waived(f)	(0.67	)%(e)	0.02%	(0.52)%		(1.37)%	(1.42)%	(0.24)%
After fees waived(f)	(0.59	)%(e)	0.06%	(0.48)%		(1.37)%	(1.42)%	(0.24)%
Portfolio turnover rate(g)	93	%(d)	296%	677%		289%	350%	522%

(a)	Effective June 11, 2021, the Stadion Tactical Defensive Fund Class C converted to the North Square Tactical Defensive Fund Class C. See Note 1.

(b)	Based on average shares outstanding for the period.

(c)

Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

(h)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(i)

The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund

Financial Highlights

Class I

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2024		For the Years Ended May 31,
	(Unaudited)		2024	2023	2022(a)	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$18.17		$15.86	$16.47	$16.39	$12.69	$13.79

Investment operations:
Net investment income (loss)(b)(h)	0.03		0.18	0.09	(0.07)	(0.07)	0.09
Net realized and unrealized gain (loss)	0.87		2.13	(0.70)	0.15	3.77	(1.13)
Total from investment operations	0.90		2.31	(0.61)	0.08	3.70	(1.04)

Less distributions:
Net investment income	—		—	—	—	—	(0.06)
Total distributions	—		—	—	—	—	(0.06)

Net asset value, end of period	$19.07		$18.17	$15.86	$16.47	$16.39	$12.69

Total Return(c)	4.95	%(d)	14.56%	(3.70)%	0.46%	29.16%	(7.61)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$34,323		$31,947	$36,249	$42,354	$44,999	$46,311
Ratio of expenses to average net assets:
Before fee waived(f)	1.71	%(e)	1.77%	1.77%	1.66%	1.68%	1.66%
After fees waived(f)	1.63	%(e)	1.70%	1.70%	1.66%	1.68%	1.66%
Ratio of net investment gain (loss) to average net assets:
Before fee waived(f)	0.23	%(e)	1.02%	0.47%	(0.44)%	(0.50)%	0.65%
After fees waived(f)	0.31	%(e)	1.09%	0.53%	(0.44)%	(0.50)%	0.65%
Portfolio turnover rate(g)	93	%(d)	296%	677%	289%	350%	522%

(a)	Effective June 11, 2021, the Stadion Tactical Defensive Fund Class I converted to the North Square Tactical Defensive Fund Class I. See Note 1.

(b)	Based on average shares outstanding for the period.

(c)

Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

(h)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

North Square Core Plus Bond Fund

Financial Highlights

Class I

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2024		For the Years Ended May 31,
	(Unaudited)		2024	2023	2022(a)	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$10.15		$10.33	$11.05	$11.71	$10.76	$10.40

Investment operations:
Net investment income(b)(h)	0.17		0.17	0.13	0.05	0.09	0.15
Net realized and unrealized gain (loss)	0.51		(0.17)	(0.74)	(0.68)	0.98	0.41
Total from investment operations	0.68		0.0	(0.61)	(0.63)	1.07	0.56

Less distributions:
Net investment income	(0.23)		(0.21)	(0.11)	(0.03)	(0.11)	(0.20)
From net realized gains	—		—	—	—	(0.01)	—
Total distributions	(0.23)		(0.21)	(0.11)	(0.03)	(0.12)	(0.20)

Net asset value, end of period	$10.60		$10.15	$10.33	$11.05	$11.71	$10.76

Total Return(c)	6.66%		0.33%	(5.56)%	(5.45)%	9.98%	5.39%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,171		$16,070	$22,767	$35,788	$39,552	$42,622
Ratio of expenses to average net assets:
Before fee waived(f)	4.01	%(e)	2.08%	1.89%	1.68%	1.79%	1.72%
After fees waived(f)	3.15	%(e)	1.38%	1.38%	1.38%	1.38%	1.38%
Ratio of net investment gain to average net assets:
Before fees waived(f)	1.28	%(e)	1.28%	0.73%	0.13%	0.43%	1.09%
After fees waived(f)	1.97	%(e)	1.97%	1.24%	0.43%	0.84%	1.43%
Portfolio turnover rate(g)	242	%(d)	4%	8%	16%	11%	21%

(a)	Effective June 11, 2021, the Stadion Trilogy Alternative Return Fund Class A converted to the North Square Trilogy Alternative Return Fund Class A. See Note 1.

(b)	Based on average shares outstanding for the period.

(c)

Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

(h)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests

See accompanying Notes to Financial Statements.

North Square Kennedy MicroCap Fund

Financial Highlights

Class I

(For a share outstanding during each period)

	For the Period Ended November 30, 2024(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income(b)(h)	(0.02)
Net realized and unrealized gain	2.75
Total from investment operations	2.73

Less distributions:
Net investment income	—
Total distributions	—

Net asset value, end of period	$12.73

Total Return(c)	27.30	%(d)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,463
Ratio of expenses to average net assets:
Before fee waived(f)	2.84	%(e)
After fees waived(f)	1.47	%(e)
Ratio of net investment gain (loss) to average net assets:
Before fees waived(f)	(1.82	)%(e)
After fees waived(f)	(0.45	)%(e)
Portfolio turnover rate(g)	46	%(d)

(a)	For the period June 10, 2024 (commencement of operations) to November 30, 2024.

(b)	Based on average shares outstanding for the period.

(c)

Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

(h)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

North Square Funds

Notes to Financial Statements

November 30, 2024 (Unaudited)

Note 1 – Organization

North Square Spectrum Alpha Fund (“Spectrum Alpha” or “Spectrum Alpha Fund”), North Square Dynamic Small Cap Fund (“Dynamic Small Cap” or “Dynamic Small Cap Fund”), North Square Multi Strategy Fund (“Multi Strategy” or “Multi Strategy Fund”), North Square Preferred and Income Securities Fund (“Preferred and Income Securities” or “Preferred and Income Securities Fund”), North Square Tactical Growth Fund (“Tactical Growth” or “Tactical Growth Fund”), North Square Tactical Defensive Fund (“Tactical Defensive” or “Tactical Defensive Fund”), North Square Core Plus Bond Fund (formerly known as North Square Trilogy Alternative Return Fund (“Core Plus Bond” or “Core Plus Bond Fund”)) and North Square Kennedy MicroCap Fund (“Kennedy MicroCap” or “Kennedy MicroCap Fund”) are organized as a series of Exchange Place Advisors Trust (formerly, North Square Investments Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are diversified funds. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Funds are each a series currently authorized by the Board.

The Spectrum Alpha Fund’s primary investment objective is to provide capital appreciation. Effective January 11, 2022, the Fund made certain changes to its principal investment strategies, including the modification of the strategies to become a “fund of funds” that invests primarily in affiliated mutual funds. Prior to January 11, 2022, the Fund invested primarily in equity securities of small capitalization companies. Effective January 11, 2022, the Fund’s sub-adviser also changed. The Fund has adopted the historical performance of the Oak Ridge Small Cap Growth Fund (the “Predecessor Fund”) as a result of a reorganization consummated after the close of business on May 10, 2019, in which the Fund acquired all of the assets, subject to the liabilities,of the Predecessor Fund. Please see the Fund’s Prospectus for additional information on the Predecessor Fund.

The Dynamic Small Cap Fund’s primary investment objective is long-term capital appreciation. The Fund has adopted the historical performance of the Oak Ridge Dynamic Small Cap Fund (the “Predecessor Fund”) as a result of a reorganization consummated after the close of business on May 10, 2019, in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Please see the Fund’s Prospectus for additional information on the Predecessor Fund.

The Multi Strategy Fund’s primary investment objective is to provide capital appreciation. The Fund has adopted the historical performance of the Oak Ridge Multi Strategy Fund (the “Predecessor Fund”) as a result of a reorganization consummated after the close of business on May 10, 2019, in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Please see the Fund’s Prospectus for additional information on the Predecessor Fund.

The Preferred and Income Securities Fund’s primary investment objective is to seek total return through current income and capital appreciation. Effective January 11, 2022, the Fund made certain changes to its investment objective and principal investment strategies, including the modification of the strategies to invest in a portfolio of preferred and debt securities issued by U.S. and non-U.S. companies. Prior to January 11, 2022, the Fund invested primarily in equity securities that had a record of paying dividends over at least a trailing one year period. Effective January 11, 2022, the Fund’s sub-adviser also changed. The Fund has adopted the historical performance of the Oak Ridge Dividend Growth Fund (the “Predecessor Fund”) as a result of a reorganization consummated after the close of business on May 10, 2019, in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Please see the Fund’s Prospectus for additional information on the Predecessor Fund.

The Tactical Growth Fund’s primary investment objective is to seek long-term capital appreciation. The Fund has adopted the historical performance of the Stadion Tactical Growth Fund (the “Predecessor Fund”), a former series of Stadion Investment Trust, as a result of a reorganization consummated after the close of business on June 11, 2021 (“Reorganization”), in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Please see the Fund’s Prospectus for additional information on the Predecessor Fund.

The Tactical Defensive Fund’s primary investment objective is to seek capital appreciation. The Fund has adopted the historical performance of the Stadion Tactical Defensive Fund (the “Predecessor Fund”), a former series of Stadion Investment Trust, as a result of a reorganization consummated after the close of business on June 11, 2021 (“Reorganization”), in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Please see the Fund’s Prospectus for additional information on the Predecessor Fund.

The Core Plus Bond Fund’s primary investment objective is to seek high current income and long-term capital appreciation. Effective September 27, 2024, the Fund changed its name from the North Square Trilogy Alternative Return Fund and made certain changes to its investment objective and principal investment strategies, including the modification of the strategies to invest, under normal market conditions, at least 65% of its net assets in investment grade debt securities. The Fund may also invest in non-investment grade debt securities, and may employ a derivatives overlay strategy to, among other things, adjust the risk profile of the Fund’s portfolio. The Fund has adopted the historical performance of the Stadion Trilogy Alternative Return Fund, (the “Predecessor Fund”) a former series of

North Square Funds

Notes to Financial Statements – Continued

November 30, 2024 (Unaudited)

Stadion Investment Trust, as a result of a reorganization consummated after the close of business on June 11, 2021 (“Reorganization”), in which the Fund acquired all of the assets, subject to the liabilities, of the Stadion Trilogy Alternative Return Fund. Please see the Fund’s Prospectus for additional information on the Predecessor Fund.

The Kennedy MicroCap Fund’s primary investment objective is to provide capital appreciation. The Fund commenced operations on June 10, 2024.

The shares of each class represent an interest in the same portfolio of investments of their respective Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Exchange-traded options on securities and indices purchased or sold by the Funds generally will be valued at the mean of the last bid and ask prices. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s Adviser, as Valuation Designee, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees (the “Board”). The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the adviser, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board receives a report on all securities that were fair valued by the Adviser during the quarter.

North Square Funds

Notes to Financial Statements – Continued

November 30, 2024 (Unaudited)

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds are in compliance with Rule 2a-5, which had a compliance date of September 8, 2022.

(b) Purchased/Written Option Contracts

Certain of the Funds may write or purchase option contracts to adjust risk and return of its overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to or subtracted from the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions. Investing in purchased and written options contracts exposes the Funds to equity price risk. For the six months ended November 30, 2024, only the Core Plus Bond Fund engaged in option contracts. Additional information regarding such activity may be found in Note 10.

(c) Futures Contracts

Certain of the Funds may use futures contracts to adjust risk and return of its overall investment positions. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, a Fund would continue to be subject to market risk with respect to the value of the contracts. For the six months ended November 30, 2024, Preferred and Income Securities Fund and the Core Plus Bond Fund engaged in futures contracts. Additional information regarding such activity may be found in Note 11.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Funds, that are specific to individual share classes, are accrued directly to the respective share class.

(e) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A

North Square Funds

Notes to Financial Statements – Continued

November 30, 2024 (Unaudited)

tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the previous three tax year ends and the interim tax period since then, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Preferred and Income Securities Fund and Core Plus Bond Fund will make distributions of net investment income monthly. The Spectrum Alpha Fund, Dynamic Small Cap Fund, Multi Strategy Fund, Tactical Growth Fund, Tactical Defensive Fund, and Kennedy MicroCap Fund will make distributions of net investment income, if any, at least annually. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Line of Credit

During the six months ended November 30, 2024, the Trust, on behalf of the Funds, entered into a short-term credit agreement (“Line of Credit”) with U.S. Bank, N.A., expiring on June 11, 2025. The Line of Credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Under the terms of the agreement, The Trust may borrow up to the lesser of $50,000,000 or 15% of each Fund’s daily market value (10% for Small Cap Value Fund).

Fund	Average Daily Loan Balance(a)	Weighted Average Interest Rate	Number of Days Outstanding(b)	Interest Expense Accrued	Maximum Loan Outstanding
Spectrum Alpha Fund	$1,701,000	8.50%	1	$402	$1,701,000

(a)	Averages based on the number of days outstanding.

(b)	Number of Days Outstanding represents the total days during the six months ended November 30, 2024, that a Fund utilized the Line of Credit.

North Square Funds

Notes to Financial Statements – Continued

November 30, 2024 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with North Square Investments, LLC (the “Adviser” or “NSI”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Adviser based on each Fund’s average daily net assets. Fees paid to the Adviser for the six months ended November 30, 2024, are reported on the Statements of Operations. The annual and tiered rates are listed by Fund in the below table:

Fund	Investment Advisory Fees
Spectrum Alpha Fund	0.20%
Dynamic Small Cap Fund	0.90%
Multi Strategy Fund	0.00%-0.50%(a)
Preferred and Income Securities Fund	0.75%
Tactical Growth Fund
First $150 million	1.25%
$150 million up to $500 million	1.00%
Thereafter	0.85%
Tactical Defensive Fund
First $150 million	1.25%
$150 million up to $500 million	1.00%
Thereafter	0.85%
Core Plus Bond Fund	0.38%
Kennedy MicroCap Fund	1.20%

(a)

The annual advisory fee is calculated as follows: (i) 0.00% for Fund assets invested in other series of the Trust advised by the Adviser (“affiliated investments”) and (ii) 0.50% for Fund assets invested in non-affiliated investments. For the six months ended November 30, 2024, the amount of advisory fees waived due to affiliated investments is reported under “Affiliated fund fee waived” on the Statements of Operations.

The Adviser engages Algert Global LLC (“Algert Global”) to serve as the sub-adviser to the Dynamic Small Cap Fund, Red Cedar Investment Management, LLC (“Red Cedar”) to serve as the sub-adviser to the Preferred and Income Securities Fund and Core Plus Bond Fund, and Kennedy Capital Management LLC (“Kennedy Capital”) to serve as the sub-adviser to the Kennedy MicroCap Fund. During the semi-annual reporting period ending November 30, 2024, the Adviser engaged NSI Retail Advisors, LLC (“NSI Retail”) as the sub-adviser to the Spectrum Alpha Fund, Multi Strategy Fund, Tactical Growth Fund and Tactical Defensive Fund. On December 3-4, 2024, and subsequent to this reporting period, the Board of the Trust approved the novation, effective on December 20, 2024, of the sub-advisory agreement between the Advisor and NSI Retail to CSM respect to the Spectrum Alpha Fund, Multi Strategy Fund, Tactical Growth Fund and Tactical Defensive Fund with the effect that on that date CSM became the sub-adviser to those Funds. Additional information about this novation can be found in the Supplement dated December 20. 2024 to each Fund’s Prospectus, Summary Prospectus and Statement of Additional Information each dated September 27, 2024.

The Adviser has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization,

North Square Funds

Notes to Financial Statements – Continued

November 30, 2024 (Unaudited)

or extraordinary expenses such as litigation expenses) are limited. The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust’s Board. The table below contains the agreement expiration and expense cap by Fund and by Class:

		Total Limit on Annual Operating Expenses
Fund	Agreement Expires	Class A Shares(a)		Class C Shares(a)		Class I Shares(a)
Spectrum Alpha Fund	September 30, 2026	1.30%		—		1.05%
Dynamic Small Cap Fund	September 30, 2029	1.24%		—		0.99%
Multi Strategy Fund	September 30, 2029	1.56%		—		1.32%
Preferred and Income Securities Fund	September 30, 2029	—		—		0.97%
Tactical Growth Fund	September 30, 2026	1.30	%(b)	1.30	%(b)	1.30	%(b)
Tactical Defensive Fund	September 30, 2026	1.70	%(b)	1.70	%(b)	1.70	%(b)
Core Plus Bond Fund	September 30, 2026	—		—		0.60%
Kennedy MicroCap Fund	September 30, 2025	—		—		1.47%

(a)	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

(b)	Exclusive of payments under a Rule 12b-1 Distribution Plan.

The Adviser is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending thirty-six months after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. For the six months ended November 30, 2024, the Spectrum Alpha Fund recouped $139,615 and the Preferred and Income Securities Fund recouped $39,524, respectively.

The Adviser may recapture all or a portion of this amount no later than the dates stated below:

	Spectrum Alpha Fund	Dynamic Small Cap Fund	Multi Strategy Fund	Preferred and Income Securities Fund
May 31, 2025	$65,224	$108,606	$—	$33,001
May 31, 2026	—	238,812	—	94,057
May 31, 2027	—	336,562	131,602	58,223
November 30, 2027	—	193,987	62,526	499
	$65,224	$877,967	$194,128	$185,780

	Tactical Growth Fund	Tactical Defensive Fund	Core Plus Bond Fund	Kennedy MicroCap Fund
May 31, 2025	$260,940	$—	$124,575	$—
May 31, 2026	952,355	36,128	156,673	—
May 31, 2027	360,461	28,263	153,994	—
November 30, 2027	91,756	18,883	—	61,540
	$1,665,512	$83,274	$435,242	$61,540

Ultimus Fund Solutions, LLC (the “Administrator”) serves as the Funds’ fund accountant, transfer agent and administrator. The Funds’ allocated fees incurred for fund accounting, transfer agency and fund administration for the six months ended November 30, 2024, are reported on the Statements of Operations.

Foreside Fund Services, LLC a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Adviser pays the Distributor a fee for its distribution related services.

North Square Funds

Notes to Financial Statements – Continued

November 30, 2024 (Unaudited)

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. The Funds’ allocated fees incurred for compliance services for the six months ended November 30, 2024, are reported on the Statements of Operations.

Effective January 1, 2025, each Independent Trustee receives from the Trust an annual retainer of $50,000, plus an annual fee per Fund of $2,000, plus reimbursement of related expenses. The Chairperson of the Board receives an additional annual retainer of $18,750, and each of the Chairs of the Audit Committee and the Governance Committee receives an additional annual retainer of $7,500 and $3,000, respectively. Prior to January 1, 2025, each Independent Trustee received from the Trust an annual retainer of $50,000, plus an annual fee per Fund of $1,666.67, plus reimbursement of related expenses. Prior to January 1. 2025, the Chairperson of the Board received an additional annual retainer of $6,250, and each of the Chairs of the Audit Committee and the Governance Committee received an additional annual retainer of $2,500 and $1,250, respectively. Effective November 3, 2023, each Independent Trustee receives $2,000 for each special in-person or telephonic meeting attended. The Independent Trustees may waive part of the annual retainer fees from time to time. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. The Trust does not pay any compensation to the Interested Trustee or the Trust’s officers.

Certain officers and a Trustee of the Trust are also employees of the Administrator or NLCS and such persons are not paid by the Funds for serving in such capacities.

Note 4 – Federal Income Taxes

At November 30, 2024, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Spectrum Alpha Fund	Dynamic Small Cap Fund	Multi Strategy Fund	Preferred and Income Securities Fund
Tax cost of investments	$66,767,915	$361,120,592	$33,030,987	$238,093,335
Gross unrealized appreciation	20,522,231	74,248,241	9,285,130	13,071,979
Gross unrealized depreciation	(115,606)	(8,495,370)	47,263	(341,592)
Net unrealized appreciation (depreciation) on investments	$20,406,625	$65,752,871	$9,332,393	$12,730,387

	Tactical Growth Fund	Tactical Defensive Fund	Core Plus Bond Fund	Kennedy MicroCap Fund
Tax cost of investments	$338,869,404	$50,850,363	$17,893,677	$10,342,215
Gross unrealized appreciation	219,477,345	6,778,173	527,811	2,515,520
Gross unrealized depreciation	(31,466)	—	(217,284)	(332,805)
Net unrealized appreciation (depreciation) on investments	$219,445,879	$6,778,173	$310,527	$2,182,715

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

North Square Funds

Notes to Financial Statements – Continued

November 30, 2024 (Unaudited)

As of May 31, 2024, the components of accumulated earnings (deficit) on a tax basis for the Funds were as follows:

	Spectrum Alpha Fund	Dynamic Small Cap Fund	Multi Strategy Fund	Preferred and Income Securities Fund
	2024	2024	2024	2024
Undistributed ordinary income	$—	$1,875,529	$331,370	$—
Accumulated capital and other losses	(5,367,881)	—	—	(665,546)
Undistributed capital gains	—	4,511,952	454,463	—
Other temporary difference	—	—	—	1,483,813
Unrealized appreciation (depreciation) on investments	8,419,816	26,536,619	6,041,749	9,195,997
Total accumulated deficit	$3,051,935	$32,924,100	$6,827,582	$10,014,264

	Tactical Growth Fund	Tactical Defensive Fund	Core Plus Bond Fund
	2024	2024	2024
Undistributed ordinary income	$—	$544,283	$118,250
Accumulated capital and other losses	—	(8,080,999)	(2,822,180)
Undistributed capital gains	7,241,507	—	—
Other temporary difference	—	—	—
Unrealized appreciation (depreciation) on investments	164,182,814	3,106,857	4,419,035
Total accumulated deficit	$171,424,321	$(4,429,859)	$1,715,105

The tax character of distributions paid for the fiscal year ended May 31, 2024, were as follows:

	Spectrum Alpha Fund	Dynamic Small Cap Fund	Multi Strategy Fund
	2024	2024	2024
Distributions paid from:
Ordinary income	$—	$256,513	$498,846
Long-term capital gains	—	—	—
Total distributions paid	$—	$256,513	$498,846

	Preferred and Income Securities Fund	Tactical Growth Fund	Tactical Defensive Fund
	2024	2024	2024
Distributions paid from:
Ordinary income	$3,314,596	$3,211,349	$—
Long-term capital gains	—	867,963	—
Return of capital	839,988	—	—
Total distributions paid	$4,154,584	$4,079,312	$—

North Square Funds

Notes to Financial Statements – Continued

November 30, 2024 (Unaudited)

	Tactical Defensive Fund	Core Plus Bond Fund
	2024	2024
Distributions paid from:
Ordinary income	$—	$410,821
Long-term capital gains	—	—
Distributions paid from:	—	—
Ordinary income	—	—
Total distributions paid	$—	$410,821

As of May 31, 2024, the following Funds have non-expiring capital loss carryforwards:

Fund	Short-Term	Long-Term
Spectrum Alpha Fund	$131,021	$3,519,502
Preferred and Income Securities Fund	623,358	42,189
Tactical Defensive Fund	8,080,999	—
Core Plus Bond Fund	2,822,180	—

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the fiscal year ended May 31, 2024, the Funds utilized capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
Dynamic Small Cap Fund	$11,931,483	$—
Multi Strategy Fund	—	—
Preferred and Income Securities Fund	2,406,331	340,418
Tactical Growth Fund	2,893,738	1,694,586
Tactical Defensive Fund	3,603,097	—
Core Plus Bond Fund	528,072	—

As of May 31, 2024, the Funds had the following qualified late-year ordinary losses and post-October losses which are deferred until fiscal year 2025 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. Capital losses incurred after October 31 within that taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Fund	Late Year Losses	Post-October Losses
Spectrum Alpha Fund	$384,225	$—

Note 5 – Investment Transactions

For the six months ended November 30, 2024, purchases and sales of investments were as follows:

Fund	Purchases	Sales
Spectrum Alpha Fund	$11,515,204	$20,130,664
Dynamic Small Cap Fund	402,806,101	282,522,018
Multi Strategy Fund	1,828,781	3,870,192
Preferred and Income Securities Fund	18,706,212	13,127,871
Tactical Growth Fund	163,706,671	62,741,168
Tactical Defensive Fund	52,155,575	52,970,398
Core Plus Bond	16,337,649	23,427,716
Kennedy MicroCap	13,304,332	4,228,166

North Square Funds

Notes to Financial Statements – Continued

November 30, 2024 (Unaudited)

For the six months ended November 30, 2024, the Core Plus Bond Fund had purchases and sales of long-term U.S. government obligations of $5,105,707 and $3,402,699, respectively. Long-term purchases and sales of U.S. Government Obligations are excluded from purchases and sales of investments.

For the six months ended November 30, 2024, the Kennedy MicroCap Fund had purchases for in-kind transactions in the amount of $867,840.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Service Plan (the “Shareholder Service Plan”) with respect to each of the Fund’s Class A shares, Class C, and Class I shares, as applicable. Under the Shareholder Service Plan, the Funds may pay a fee at an annual rate of up to 0.15% of its average daily net assets attributable to Class A shares, Class C shares, and Class I shares, as applicable, to shareholder servicing agents. Shareholder servicing agents provide non-distribution administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Funds on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services.

For the six months ended November 30, 2024, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares and up to 1.00% of each Fund’s average daily net assets attributable to Class C shares, respectively.

For the six months ended November 30, 2024, distribution fees incurred with respect to Class A and Class C shares are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

North Square Funds

Notes to Financial Statements – Continued

November 30, 2024 (Unaudited)

Options contracts are valued at the mean of the National Best Bid and Offer (NBBO) prices as determined by the Options Pricing Reporting Authority (ORPA) (which is the best bid and offer price across all of the option exchanges). If no bid price is readily available, the option shall be valued at the mean of the last quoted ask price and $0.00. If (i) no bid price is readily available, and (ii) no ask price is readily available, the option will be valued at the last valid NBBO mean price and are generally categorized as Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2024, in valuing the Funds’ assets carried at fair value:

Spectrum Alpha Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,112,602	$—	$—	$1,112,602
Mutual Funds	85,718,514	—	—	85,718,514
Short-Term Investments	343,424	—	—	343,424
Total	$87,174,540	$—	$—	$87,174,540

Dynamic Small Cap Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$420,855,105	$—	$—	$420,855,105
Exchange-Traded Funds	2,382,420	—	—	2,382,420
Rights	—	—	—	—
Short-Term Investments	3,635,939	—	—	3,635,939
Total	$426,873,464	$—	$—	$426,873,464

Multi Strategy Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$14,884,260	$—	$—	$14,884,260
Mutual Funds	26,907,666	—	—	26,907,666
Short-Term Investments	571,454	—	—	571,454
Total	$42,363,380	$—	$—	$42,363,380

North Square Funds

Notes to Financial Statements – Continued

November 30, 2024 (Unaudited)

Preferred and Income Securities Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Preferred Stocks(a)	$—	$4,836,661	$—	$4,836,661
Corporate Bonds(a)	—	235,153,567	—	235,153,567
Non U.S. Government & Agencies	—	1,018,684	—	1,018,684
Short-Term Investments	9,814,696	—	—	9,814,696
Total	$9,814,696	$241,008,912	$—	$250,823,608

Futures Contracts(b)
Assets	$697,125	$—	$—	$697,125
Total	$697,125	$—	$—	$697,125

Tactical Growth Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$513,641,871	$—	$—	$513,641,871
Short-Term Investments	44,673,412	—	—	44,673,412
Total	$558,315,283	$—	$—	$558,315,283

Tactical Defensive Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$56,662,954	$—	$—	$56,662,954
Short-Term Investments	965,582	—	—	965,582
Total	$57,628,536	$—	$—	$57,628,536

Core Plus Bond Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Preferred Stocks(a)	$72,875	$—	$—	$72,875
Asset Backed Securities	—	1,699,918	—	1,699,918
Corporate Bonds(a)	—	7,786,720	—	7,786,720
Mortgage-Backed Securities	—	5,640,809	—	5,640,809
Non-U.S. Government & Agencies	—	117,216	—	117,216
U.S. Government & Agencies	—	2,013,430	—	2,013,430
Purchased Options	295,000	—	—	295,000
Short-Term Investments	578,236	—	—	578,236
Total	$946,111	$17,258,093	$—	$18,204,204

Futures Contracts(b)
Assets	$9,469	$—	$—	$9,469
Liabilities	$(106,338)	$—	$—	$(106,338)
Total	$(96,869)	$—	$—	$(96,869)

North Square Funds

Notes to Financial Statements – Continued

November 30, 2024 (Unaudited)

Kennedy MicroCap Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$11,858,825	$—	$—	$11,858,825
Short-Term Investments	666,105	—	—	666,105
Total	$12,524,930	$—	$—	$12,524,930

(a)	Refer to Schedule of Investments for sector and industry classifications.

(b)	The amount shown represents the net unrealized appreciation/depreciation of the futures contracts.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Note 10 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a North Square Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2024, and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Spectrum Alpha Fund

	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation / (Depreciation)	Value End of Period	Dividend Income	Capital Gain Distributions
North Square Advisory Research Small Value Fund	$20,306,102	$—	$(1,400,000)	$103,718	$3,633,028	$22,642,848	$—	$—
North Square Dynamic Small Cap Fund	56,920,660	—	(12,275,000)	1,885,711	6,420,994	52,952,365	—	—
North Square Kennedy MicroCap Fund	—	8,000,000	—	—	2,123,300	10,123,300	—	—
Total	$77,226,762	$8,000,000	$(13,675,000)	$1,989,429	$12,177,322	$85,718,513	$—	$—

	Shares Beginning of Period	Purchases	Sales	Shares End of Period
North Square Advisory Research Small Value Fund	$1,687,955		$(111,155)	$1,576,800
North Square Dynamic Small Cap Fund	3,869,521		(810,459)	3,059,062
North Square Kennedy MicroCap Fund	—	795,232	—	795,232
Total	$5,557,476	$795,232	$(921,614)	$5,431,094

North Square Funds

Notes to Financial Statements – Continued

November 30, 2024 (Unaudited)

Multi Strategy Fund

	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation / (Depreciation)	Value End of Period	Dividend Income	Capital Gain Distributions
North Square Advisory Research Small Value Fund	$2,616,854	$—	$(200,001)	$23,580	$448,135	$2,888,568	$—	$—
North Square Altrinsic International Equity Fund	6,045,285	—	(400,000)	20,271	70,329	5,735,885	—	—
North Square Dynamic Small Cap Fund	7,850,695	—	(1,625,000)	298,327	874,166	7,398,188	—	—
North Square Kennedy MicroCap Fund	—	800,000	—	—	212,330	1,012,330	—	—
North Square McKee Bond	4,184,532	487,746	(150,000)	(16,852)	138,493	4,643,919	14,864	—
North Square Preferred And Income Securities Fund	5,901,416	123,946	(1,050,000)	314,037	(60,623)	5,228,776	86,749	—
Total	$26,598,782	$1,411,692	$(3,425,001)	$639,363	$1,682,830	$26,907,666	$101,613	$—

	Shares Beginning of Period	Purchases	Sales	Shares End of Period
North Square Advisory Research Small Value Fund	$217,527	$—	$(16,373)	$201,154
North Square Altrinsic International Equity Fund	532,624	—	(35,149)	497,475
North Square Dynamic Small Cap Fund	533,698	—	(106,304)	427,394
North Square Kennedy MicroCap Fund	—	79,523	—	79,523
North Square McKee Bond	484,321	55,328	(16,685)	522,964
North Square Preferred And Income Securities Fund	285,506	5,880	(49,089)	242,297
Total	$2,053,676	$140,731	$(223,600)	$1,970,807

Note 11 – Derivative and Other Financial Instruments

At November 30, 2024, the Preferred and Income Securities Fund and the Core Plus Bond Fund held derivative and other financial instruments which are not subject to a master netting arrangement.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of November 30, 2024:

Insert Derivatives Offset Table

The following table presents the fair value of derivative instruments for the Preferred and Income Securities Fund and the Core Plus Bond Fund as of November 30, 2024, as presented on the Fund’s Statement of Assets and Liabilities:

Location of Derivatives on Statements of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Core Plus Bond Fund
Equity Price Risk:
Purchased Options	Investments, at value		$ 295,000

North Square Funds

Notes to Financial Statements – Continued

November 30, 2024 (Unaudited)

The following table presents the results of the derivative trading and information related to volume for the year ended November 30, 2024, for the Preferred and Income Securities Fund and the Core Plus Bond Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Preferred and Income Securities Fund
	Net realized gain (loss) and change in unrealized appreciation (depreciation) on futures contracts	$ (114,263)	$ 658,075
Core Plus Bond Fund
Equity Price Risk:
Purchased Options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options	(21,938)	800,504
Written Options	Net realized gain and change in unrealized appreciation (depreciation) on written options	—	(282,781)
Futures	Net realized gain and change in unrealized appreciation (depreciation) on written options	37,913	(96,869)

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts held in the Preferred and Income Securities Fund and the Core Plus Bond Fund during the six months ended November 30, 2024 were:

Derivatives	Derivatives	Average Ending Monthly Fair Value
Preferred and Income Securities Fund	Short Futures(a)	(9,734,776)
Core Plus Bond Fund	Purchased Options(a)	$764,123
	Written Options(b)	(883,021)
	Long Futures(c)	743,875

(a)	Average based on the five months during the period that had activity.

(b)	Average based on the three months during the period that had activity.

(c)	Average based on the two months during the period that had activity.

Note 12 – Underlying Investment in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end and closed-end mutual funds and money market mutual funds. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of November 30, 2024, the Spectrum Alpha Fund had 98.5% of the value of its net assets invested in open-end mutual funds. As of November 30, 2024, the Multi Strategy Fund had 35.2% and 63.6% of the value of its net assets invested in ETFs and open-end mutual funds, respectively. As of November 30, 2024, the Tactical Growth Fund had 92.1% of the value of its net assets invested in ETFs. As of November 30, 2024, the Tactical Defensive Fund had 98.4% of the value of its net assets invested in ETFs. The financial statements of these ETFs and money market mutual funds can be found at www.sec.gov and should be read in conjunction with the Funds’ financial statements.

North Square Funds

Notes to Financial Statements – Continued

November 30, 2024 (Unaudited)

Note 13 – Principal Risk

Below are summaries of some, but not all, of the principal risks of investing in a Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

North Square Spectrum Alpha Fund

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Micro-Cap, Small, and Mid-Sized Company Risk. Investments in micro-cap, small, and mid-sized companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, micro-cap, small, and mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, securities of micro-cap, small, and mid-sized companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. The securities of micro-cap, small, and mid-sized companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

North Square Dynamic Small Cap Fund

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Small Cap Company Risk. The securities of small capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

North Square Multi Strategy Fund

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

North Square Preferred and Income Securities Fund

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Typically, a rise in interest rates will cause a decline in the value of a fixed income security owned by the Fund. Generally, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

North Square Funds

Notes to Financial Statements – Continued

November 30, 2024 (Unaudited)

Preferred Securities Risk. There are various risks associated with investing in preferred securities. These risks include deferral and omission of distributions; credit risk; subordination to bonds and other debt securities in a company’s capital structure; interest rate risk; prepayment and extension risk; call, reinvestment and income risk; liquidity risk; limited voting rights; and special redemption rights.

Sector Focus Risk, including Financial Sector Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. The Fund may invest over 25% in the financials sector. The risks of investments in the financials sector include: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-sector consolidation and competition in the financials sector. The impact of more stringent capital requirements, recent or future regulation on any individual financial company or recent or future regulation on the financials sector as a whole cannot be predicted.

North Square Tactical Growth Fund

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

North Square Tactical Defensive Fund

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

North Square Kennedy MicroCap Fund

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Micro-Cap and Small-Cap-Sized Company Risk. The securities of micro- and small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Sector Focus Risk. The Fund may from time to time invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

North Square Funds

Notes to Financial Statements – Continued

November 30, 2024 (Unaudited)

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

North Square Core Plus Bond Fund

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed (including residential and commercial mortgage-backed) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Principal Risks Relating to North Square Tactical Growth Fund, North Square Tactical Defensive Fund, North Square Spectrum Alpha Fund and North Square Multi Strategy Fund

Investment Companies Risk. A Fund may invest in investment companies, such as ETFs and mutual funds (including other funds managed or sub-advised by the Adviser or its affiliates (“North Square-Related Funds”)). Any such investment generally will reflect the risks of owning the underlying securities the investment company holds. It may also be more expensive for the Fund to invest in an ETF or mutual fund than to own the portfolio securities of these investment companies directly. Investing in investment companies involves additional expense based on the Fund’s pro rata share of other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. A Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. An ETF may also trade at a discount to its net asset value. In addition, a Fund may invest in underlying funds that invest a larger portion of their assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. A Fund will be indirectly exposed to the risks of the portfolio assets held by an underlying fund in which the Fund invests, including, but not limited to, derivatives, currencies and leverage risk.

In addition to the risks associated with the underlying assets held by an ETF, investments in ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; or underlying managed index and (5) a passively managed ETF may hold troubled securities. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Certain money market mutual funds are not required to preserve the value of the Fund’s investment at $1.00 per share.

A Fund may invest in North Square-Related Funds in connection with any such investment. The Adviser or Sub-Adviser may be subject to potential conflicts of interest in selecting underlying funds because, among other reasons, the fees paid to it by North Square-Related Funds may be higher than the fees paid by other potential underlying funds and other benefits to the Adviser and Sub-Adviser may result from investments in North Square-Related Funds.

North Square Funds

Notes to Financial Statements – Continued

November 30, 2024 (Unaudited)

Note 13 – Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector or industry, any development affecting that sector or industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector or industry. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector or industry, and therefore the value of the Fund’s portfolio will be adversely affected. As of November 30, 2024, the Preferred and Income Securities Fund had 43.5% and 28.5% of the value of its net assets invested in securities within the Financials and Utilities sectors, respectively. As of November 30, 2024 the Kennedy MicroCap Fund had 27.5% of the value of its net assets invested in securities within the Financials Sector. As of November 30, 2024, the Preferred and Income Securities Fund had 28.5% of the value of its net assets invested in securities within the Utilities sector.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosures.

North Square Funds

Supplemental Information (Unaudited)

Board Consideration of the Continuation of the Investment Advisory Agreement and Sub-Advisory Agreement

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory and sub-advisory agreements. At a meeting held on June 25-26, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Place Advisors Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) between North Square Investments, LLC (the “Adviser” or “NSI”) and the Trust, on behalf of the North Square Spectrum Alpha Fund, the North Square Preferred and Income Securities Fund, the North Square Multi Strategy Fund, and the North Square Dynamic Small Cap Fund (each, a “Fund” and collectively, the “Funds”) and (ii) the investment sub-advisory agreement between the Adviser and Algert Global, LLC (“Algert” or the “Sub-Adviser”) with respect to the North Square Dynamic Small Cap Fund. The investment sub-advisory agreement with the Sub-Adviser is referred to as the “Sub-Advisory Agreement,” and the Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

In connection with its consideration of the Agreements proposed for continuation, the Board requested and reviewed responses from the Adviser and the Sub-Adviser to the Section 15(c) requests posed to the Adviser and Sub-Adviser on behalf of the Independent Trustees by Fund Counsel and supporting materials relating to those questions and responses, as well as other information and data provided. In this connection, the Board reviewed and discussed various information that had been provided prior to the Meeting, including the Advisory Agreement, the Sub-Advisory Agreement, a memorandum provided by independent counsel summarizing the requirements and guidelines relevant to the Board’s consideration of the approvals of such Agreements, the Adviser and the Sub-Adviser’s Form ADV Part 1A, brochures and brochure supplements, profitability information, comparative information about the Funds’ performance for periods ended March 31 2024, advisory fees and expense ratios, and other pertinent information. In addition, the Board considered such additional information as it deemed reasonably necessary, including information and data provided by the Adviser and Sub-Adviser during the course of the year, to evaluate the Agreements, as applicable, with respect to each Fund, including information provided in connection with the consideration of advisory agreements for other Funds in the Trust. The Board reviewed and discussed the Adviser and Sub-Adviser’s Section 15(c) responses and discussed various questions and information with representatives of the Adviser and Sub-Adviser at the Meeting. The Board also considered the materials and presentations by Trust officers and representatives of the Adviser and Sub-Adviser provided at the Meeting concerning the Agreements. Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees were also advised by Independent Trustee counsel and met in executive sessions at which no representatives of management were present to consider the renewal of the Agreements with respect to each of the Funds. The Board also noted that the evaluation process with respect to the Adviser and the Sub-Adviser is an ongoing one. The Board, as noted above, also took into account information reviewed periodically throughout the year and in prior years that was relevant to its consideration of the Agreements, including performance, advisory fee and other expense information and discussions with the Funds’ portfolio managers, as well as such additional information it deemed relevant and appropriate in its judgement. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral. The Board also noted that the evaluation process was performed on a Fund-by-Fund basis. Based on its evaluation of this information, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreements with respect to each of the Funds for an additional one-year period.

In determining whether to approve the continuation of the Agreements, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements with respect to each Fund was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. As noted, the Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by independent counsel. A more detailed summary of important, but not necessarily all, factors the Board considered with respect to its renewal of the Agreements with respect to each Fund is provided below. The Board also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

North Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of services being provided to the Funds by the Adviser and Sub-Adviser. The Board considered, among other things, the terms of the Agreements and the range of services being provided by the Adviser and Sub-Adviser. The Board noted the non-investment advisory services being provided by the Adviser, including the supervision and coordination of the Funds’ service providers and the provision of related administrative and other services. The Board also considered the Adviser’s and the Sub-Adviser’s reputation, organizational structure, resources and overall financial strength, including economic and other support provided by affiliates of the Adviser or Sub-Adviser, if any, its willingness and commitment to consider and implement organizational and operational changes designed to enhance services to the Funds.

In addition, the Board considered the Adviser’s and Sub-Adviser’s professional personnel who provide or will provide services to the Funds, including the Adviser’s and Sub-Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. In addition, the Board considered the compliance programs and compliance records and regulatory history of the Adviser and Sub-Adviser. The Board noted the Adviser’s and Sub-Adviser’s support of the Funds’ compliance control structure, including the resources that are devoted by the Adviser and Sub-Adviser in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of the Adviser and Sub-Adviser to address cybersecurity risks and invest in business continuity planning. The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of the Adviser and Sub-Adviser and procedures reasonably designed to ensure compliance with the federal securities laws. The Board also considered the Adviser and Sub-Adviser’s policies and procedures, including the Trust’s CCO’s review and evaluation of these policies and procedures, and that the CCO found them to be satisfactory. The Board also noted that it met separately, in executive session, with the CCO on a regular basis.

With respect to the Adviser, the Board considered the Funds’ ongoing and proposed operation in a “manager-of-managers” structure and reviewed the responsibilities that the Adviser has under this structure, including, but not limited to, monitoring and evaluating the performance of the Sub-Adviser, monitoring the Sub-Adviser for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds, and supervising the Sub-Adviser with respect to the services that the Sub-Adviser currently provides under the Sub-Advisory Agreement. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and significant risks assumed by the Adviser and not delegated to or assumed by the Sub-Adviser in connection with the services provided to the Funds. These responsibilities and risks include entrepreneurial risk and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks. The Board also noted increased regulatory risk. The Board also considered the process used by the Adviser, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Advisory Agreement. In addition, the Board considered its familiarity with the Adviser’s personnel obtained from the Board’s oversight of the Funds and of other funds in the Trust advised by the Adviser.

With respect to the Sub-Adviser, which provides day-to-day portfolio management services for the North Square Dynamic Small Cap Fund, subject to oversight by the Adviser, the Board considered, among other things, the quality of the Sub-Adviser’s investment personnel, its investment philosophies and processes, its investment research capabilities and resources, its financial condition, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board also considered the experience of the Fund’s portfolio managers the number of accounts managed by the portfolio managers, and the Sub-Adviser’s approach for compensating the portfolio managers. Moreover, the Board considered that the Adviser has the oversight responsibility for conflicts of interest relating to the Fund. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board also took into account its knowledge of the Sub-Adviser’s management and the quality of the performance of its duties as a sub-adviser, acquired through discussions and reports during the preceding year and in past years. The Board concluded that the renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders and, based on the information provided to it, does not involve a conflict of interest from which the Adviser, the Sub-Adviser, or any officer or Trustee of the Funds or any officer or board member of the Adviser derives an inappropriate advantage.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services being provided or to be provided by the Adviser and the Sub-Adviser, taken as a whole, remain appropriate and consistent with the terms of the Advisory Agreement and the Sub-Advisory Agreement, as applicable. In addition, the Board concluded that each Fund was likely to continue to benefit from services being provided, or to be provided, under each of the Agreements.

North Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Fund Performance

The Board reviewed the performance of each Fund for the different time periods presented in the Board meeting materials and throughout the year. The Board considered various data and materials provided by the Adviser concerning Fund performance, including a comparison of the investment performance of each Fund to its respective benchmark (or index), as well as comparative fee information provided by the Broadridge Financial Solutions, Inc., based on data produced by Morningstar Inc., an independent provider of investment company data (the “Broadridge Report”), comparing the investment performance of each Fund to a universe of peer funds.

The Board received information at the Meeting, and throughout the year, concerning, and discussing factors contributing to, the performance of the Funds relative to their respective benchmarks and universes for the relevant periods. The Board evaluated the explanations for any relative underperformance of a Fund during these periods, as well as to investment decisions and global economic and other factors that affected the Fund’s investment performance and whether each Fund had performed as expected over time, as well as any plans to address underperformance, if applicable. The Board also noted the Adviser’s discussion of any differences in the investment strategies of the Funds relative to their respective peer universe. The Board generally considered longer-term performance to be more important than short-term performance and also took into account factors including general market conditions; the “style” in which the Funds are managed, as applicable, and whether that style is in or out of favor in the market; issuer-specific information; and fund cash flows. In this regard, the Board also noted how selecting different time periods for performance calculations can produce significantly different results in terms of a Fund’s returns and peer ranking on a relative basis. The Board further acknowledged that longer-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered that variations in performance among a Fund’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

Based on these considerations, the Board concluded that the Adviser and the Sub-Adviser continue to have the capability of providing satisfactory investment performance for the Funds, as applicable.

Advisory Fees and Expenses

The Board reviewed and considered the advisory fee rate of each Fund that is being paid to the Adviser under the Advisory Agreement and each Fund’s total net expense ratio. The Board also reviewed and considered the sub-advisory fee rates being paid by the Adviser to the Sub-Adviser for sub-advisory services.

The Board reviewed information in the Broadridge Report comparing each Fund’s advisory fee rate and total expense ratio relative to a group of its peer funds. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise and non-determinative, the comparative information provided in the Broadridge Report was helpful to the Board in evaluating the reasonableness of each Fund’s advisory fees and total expense ratio.

The Board also took into account management’s discussion of each Fund’s expenses and also noted certain cost savings initiatives implemented by the Adviser across all of the Funds. The Board also noted that the Adviser had entered into fee waiver and expense reimbursement arrangements with respect to each of the Funds. The Board took into account the factors that the Adviser reported that contributed to any expenses that were relatively higher than the peer group comparative data.

The Board also received and considered information about the portion of the advisory fee that is being retained by the Adviser after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities that are retained and risks that are assumed by Adviser and not delegated to or assumed by the Sub-Adviser, and about the Adviser’s on-going oversight services. The Board also considered that the sub-advisory fees being paid to the Sub-Adviser had been negotiated by the Adviser on an arm’s length basis and were paid by the Adviser and not the Fund. The Board considered the Adviser’s explanation that the sub-advisory fees are priced at a competitive level.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by the Adviser and the Sub-Adviser to other types of clients with investment strategies similar to those of the Funds, if any. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients, such as institutional separate accounts.

North Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

As applicable, the Board also noted the Adviser’s representation that the services provided to each Fund are not duplicative of the advisory services provided to the underlying funds in which the Funds may invest and that the Adviser voluntarily waives each Fund’s management fee with respect to the amount of its net assets invested in an underlying affiliated fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Adviser under the Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement with respect to each of the Funds were reasonable.

Profitability

The Board received and considered information concerning the Adviser’s costs of sponsoring the Funds and the profitability to the Adviser and its respective affiliates from providing services to the Funds. The Board noted that the levels of profitability may be affected by numerous factors. The Board also received information relating to the operations and profitability to the Sub-Adviser from providing services to the North Square Dynamic Small Cap Fund. The Board considered representations from the Adviser and the Sub-Adviser that the Sub-Adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by the Adviser and not the Fund. Accordingly, the Board concluded that the profitability of the Sub-Adviser was a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement.

Based on its review, the Board determined that the profits reported by the Adviser and Sub-Adviser from services being provided to the Funds, if any, were not excessive.

Economies of Scale

The Board considered the potential for the Adviser to experience economies of scale in the provision of advisory services to each Fund as the Funds grew. The Board considered that the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. The Board also took into account management’s discussion of the Funds’ fee structures. The Board also considered the effect of each Fund’s growth in size on its performance and fees and that, if the Fund’s assets increase over time, the Fund may realize other economies of scale. The Independent Trustees recognized that, because each Fund’s sub-advisory fees are paid by the Adviser, and not the Fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Advisory Agreement.

The Board concluded that, especially in light of the current stage of development of the Funds, the Adviser’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

“Fall-Out” Benefits

The Board received and considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationships with the Funds. The Board noted that ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in the Adviser’s business as a result of their relationships with the Funds. In addition, the Board considered the potential benefits, other than sub-advisory fees, that the Sub-Adviser and its affiliates may receive because of its relationships with the Funds, including the benefits of research services that may be available to the Sub-Adviser as a result of securities transactions effected for the North Square Dynamic Small Cap Fund and other investment advisory clients, as well as other benefits from increases in assets under management.

Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by the Adviser and the Sub-Adviser and their respective affiliates to be unreasonable.

Conclusion

At the Meeting, after considering the above-described material factors and based on its robust deliberations and its evaluation of the information described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the approval of the renewal and continuation of the Agreements with respect to each Fund was in the best interest of each respective Fund and its shareholders.

North Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Board Consideration of the Continuation of the Investment Advisory Agreement and Sub-Advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory and sub-advisory agreements. At a meeting held on September 24-25, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Place Advisors Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) between North Square Investments, LLC (the “Adviser” or “NSI”) and the Trust, on behalf of the North Square Trilogy Alternative Return Fund (to be renamed the North Square Core Plus Bond Fund), the North Square Dynamic Small Cap Fund, the North Square Multi Strategy Fund, the North Square Preferred and Income Securities Fund, the North Square Spectrum Alpha Fund, the North Square Tactical Defensive Fund, the North Square Tactical Growth Fund, and the North Square Trilogy Alternative Return Fund (each, a “Fund” and collectively, the “Funds”); (ii) the investment sub-advisory agreement with Algert Global, LLC (“Algert”) with respect to the North Square Dynamic Small Cap Fund; (iii) the investment sub-advisory agreement with NSI Retail Advisors, LLC (“NSI Retail”) for the North Square Multi Strategy Fund, North Square Spectrum Alpha Fund, North Square Tactical Defensive Fund, and North Square Tactical Growth Fund; and (iv) the investment sub-advisory agreement with Red Cedar Investment Management, LLC (“Red Cedar”) with respect to the North Square Preferred and Income Securities Fund (“Red Cedar”) and with Algert, and NSI Retail, the “Sub-Advisers”). The investment sub-advisory agreements with the Sub-Advisers are collectively referred to as the “Sub-Advisory Agreements,” and the Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Agreements.”

In connection with its consideration of the Agreements proposed for continuation, the Board requested and reviewed responses from the Adviser and the Sub-Advisers to the Section 15(c) requests posed to the Adviser and Sub-Advisers on behalf of the Independent Trustees by independent legal counsel and supporting materials relating to those questions and responses, as well as other information and data provided. In this connection, the Board reviewed and discussed various information that had been provided prior to the Meeting, including the Advisory Agreement, the Sub-Advisory Agreements, a memorandum provided by independent counsel summarizing the requirements and guidelines relevant to the Board’s consideration of the approvals of such Agreements, the Adviser and each Sub-Adviser’s Form ADV Part 1A, brochures and brochure supplements, profitability information, comparative information about the Funds’ performance, advisory fees and expense ratios, and other pertinent information. In addition, the Board considered such additional information as it deemed reasonably necessary, including information and data provided by the Adviser and Sub-Advisers during the course of the year, to evaluate the Agreements, as applicable, with respect to each Fund, including information provided in connection with the consideration of advisory and sub-advisory agreements for the Funds at Board meetings held on December 6-7, 2023 and June 25-26, 2024, as applicable. The Board reviewed and discussed the Adviser and Sub-Advisers’ Section 15(c) responses and discussed various questions and information with representatives of the Adviser and Sub-Advisers at the Meeting. The Board also considered the materials and presentations by Trust officers and representatives of the Adviser and Sub-Advisers provided at the Meeting and the prior meetings concerning the Agreements. Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of, and request additional materials from, the Adviser and Sub-Advisers. The Independent Trustees were also advised by independent legal counsel and met in executive sessions at which no representatives of management were present to consider the renewal of the Agreements with respect to each of the Funds. The Board also noted that the evaluation process with respect to the Adviser and the Sub-Advisers is an ongoing one. The Board, as noted above, also took into account information reviewed periodically throughout the year and in prior years that was relevant to its consideration of the Agreements, including performance, advisory fee and other expense information and discussions with the Funds’ portfolio managers, as well as such additional information it deemed relevant and appropriate in its judgement. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral. The Board also noted that the evaluation process was performed on a Fund-by-Fund basis. Based on its evaluation of this information, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreements with respect to each of the Funds for an additional one-year period.

In determining whether to approve the continuation of the Agreements, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements with respect to each Fund was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. As noted, the Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by independent legal counsel. A more detailed summary of important, but not necessarily all, factors the Board considered with respect to its renewal of the Agreements with respect to each Fund is provided below.

North Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

The Board also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of services being provided to the Funds by the Adviser and Sub-Advisers. The Board considered, among other things, the terms of the Agreements and the range of services being provided by the Adviser and Sub-Advisers. The Board noted the non-investment advisory services being provided by the Adviser, including the supervision and coordination of the Funds’ service providers and the provision of related administrative and other services. The Board also considered the Adviser’s and each Sub-Adviser’s reputation, organizational structure, resources and overall financial strength, including economic and other support provided by affiliates of the Adviser or Sub-Advisers, if any, its willingness and commitment to consider and implement organizational and operational changes designed to enhance services to the Funds.

In addition, the Board considered the Adviser’s and Sub-Advisers’ professional personnel who provide or will provide services to the Funds, including the Adviser’s and each Sub-Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. In addition, the Board considered the compliance programs and compliance records and regulatory history of the Adviser and Sub-Advisers. The Board noted the Adviser’s and Sub-Advisers’ support of the Funds’ compliance control structure, including the resources that are devoted by the Adviser and Sub-Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of the Adviser and Sub-Advisers to address cybersecurity risks and invest in business continuity planning. The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of the Adviser and Sub-Advisers and procedures reasonably designed to ensure compliance with the federal securities laws. The Board also considered the Adviser and Sub-Advisers’ policies and procedures, including the Trust’s CCO’s review and evaluation of these policies and procedures, and that the CCO found them to be satisfactory. The Board also noted that it met separately, in executive session, with the CCO on a regular basis.

With respect to the Adviser, the Board considered the Funds’ ongoing and proposed operation in a “manager-of-managers” structure and reviewed the responsibilities that the Adviser has under this structure, including, but not limited to, monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds, and supervising the Sub-Advisers with respect to the services that the Sub-Advisers currently provide under the Sub-Advisory Agreements. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and significant risks assumed by the Adviser and not delegated to or assumed by the Sub-Advisers in connection with the services provided to the Funds. These responsibilities and risks include entrepreneurial risk and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks. The Board also noted increased regulatory risk. The Board also considered the process used by the Adviser, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Advisory Agreement. In addition, the Board considered its familiarity with the Adviser’s personnel obtained from the Board’s oversight of the Funds and of other funds in the Trust advised by the Adviser, as well as the affiliation between the Adviser and NSI Retail and any potential conflicts of interest. The Board also took into account the Adviser’s discussion of the organizational structure of the affiliated Sub-Adviser and the services provided to the relevant Funds.

With respect to the Sub-Advisers, which provide day-to-day portfolio management services for the Funds, subject to oversight by the Adviser, the Board considered, among other things, the quality of each Sub-Adviser’s investment personnel, its investment philosophies and processes, its investment research capabilities and resources, its financial condition, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board also considered the experience of each Fund’s portfolio managers the number of accounts managed by the portfolio managers, and each Sub-Adviser’s approach for compensating the portfolio managers. Moreover, the Board considered that the Adviser has the oversight responsibility for conflicts of interest relating to the Funds. In considering the nature, extent, and quality of the services provided by each of the Sub-Advisers, the Board also took into account its knowledge of each Sub-Advisers management and the quality of the performance of its duties as a sub-adviser, acquired through discussions and reports during the preceding year and in past years. The Board concluded that the renewal of the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders and, based on the information provided to it, does not involve a conflict of interest from which the Adviser, a Sub-Adviser, or any officer or Trustee of the Funds or any officer or board member of the Adviser derives an inappropriate advantage.

North Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services being provided or to be provided by the Adviser and the Sub-Advisers, taken as a whole, remain appropriate and consistent with the terms of the Advisory Agreement and the Sub-Advisory Agreements, as applicable. In addition, the Board concluded that each Fund was likely to continue to benefit from services being provided, or to be provided, under each of the Agreements.

Fund Performance

The Board reviewed the performance of each Fund for the different time periods presented in the Board meeting materials and throughout the year. The Board considered various data and materials provided by the Advisers concerning Fund performance, including a comparison of the investment performance of each Fund to its respective benchmark (or index), as well as comparative fee information provided by the Broadridge Financial Solutions, Inc., based on data produced by Morningstar Inc., an independent provider of investment company data (the “Broadridge Report”), comparing the investment performance of each Fund to a universe of peer funds.

The Board received information at the Meeting, and throughout the year, concerning, and discussing factors contributing to, the performance of the Funds relative to their respective benchmarks and universes for the relevant periods. The Board evaluated the explanations for any relative underperformance of a Fund during these periods, as well as to investment decisions and global economic and other factors that affected the Fund’s investment performance and whether each Fund had performed as expected over time, as well as any plans to address underperformance, if applicable. The Board also noted the Adviser’s discussion of any differences in the investment strategies of the Funds relative to their respective peer universe. The Board generally considered longer-term performance to be more important than short-term performance and also took into account factors including general market conditions; the “style” in which the Funds are managed, as applicable, and whether that style is in or out of favor in the market; issuer-specific information; and fund cash flows. In this regard, the Board also noted how selecting different time periods for performance calculations can produce significantly different results in terms of a Fund’s returns and peer ranking on a relative basis. The Board further acknowledged that longer-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered that variations in performance among a Fund’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

Based on these considerations, the Board concluded that the Adviser and the Sub-Advisers continue to have the capability of providing satisfactory investment performance for the Funds, as applicable.

Advisory Fees and Expenses

The Board reviewed and considered the advisory fee rate of each Fund that is being paid to the Adviser under the Advisory Agreement and each Fund’s total net expense ratio. The Board also reviewed and considered the sub-advisory fee rates being paid by the Adviser to each Sub-Adviser for sub-advisory services.

The Board reviewed information in the Broadridge Report comparing each Fund’s advisory fee rate and total expense ratio relative to a group of its peer funds. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise and non-determinative, the comparative information provided in the Broadridge Report was helpful to the Board in evaluating the reasonableness of each Fund’s advisory fees and total expense ratio.

The Board also took into account management’s discussion of each Fund’s expenses and also noted certain cost savings initiatives implemented by the Adviser across all of the Funds. The Board also noted that the Adviser had entered into fee waiver and expense reimbursement arrangements with respect to each of the Funds. The Board took into account the factors that the Adviser reported that contributed to any expenses that were relatively higher than the peer group comparative data.

The Board also received and considered information about the portion of the advisory fee that is being retained by the Adviser after payment of the fee to each Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities that are retained and risks that are assumed by Adviser and not delegated to or assumed by the Sub-Advisers, and about the Adviser’s on-going oversight services. The Board also considered that the sub-advisory fees being paid to each Sub-Adviser had been negotiated by the Adviser on an arm’s length basis and were paid by the Adviser and not the respective Fund. The Board considered the Adviser’s explanation that the sub-advisory fees are priced at a competitive level. In the case of the North Square Multi Strategy Fund, the North Square Spectrum Alpha Fund, the North Square Tactical Defensive Fund, and the North Square Tactical Growth Fund, the Board considered and evaluated the fact that NSI Retail was affiliated with the Adviser.

North Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

The Board also received and considered information about the nature and extent of services offered and fee rates charged by the Adviser and the Sub-Advisers to other types of clients with investment strategies similar to those of the Funds, if any. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients, such as institutional separate accounts.

As applicable, the Board also noted the Adviser’s representation that the services provided to each Fund are not duplicative of the advisory services provided to the underlying funds in which the Funds may invest and that the Adviser voluntarily waives each Fund’s management fee with respect to the amount of its net assets invested in an underlying affiliated fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Adviser under the Advisory Agreement and to the Sub-Advisers under the Sub-Advisory Agreements with respect to each of the Funds were reasonable.

Profitability

The Board received and considered information concerning the Adviser’s costs of sponsoring the Funds and the profitability to the Adviser and its respective affiliates from providing services to the Funds. The Board noted that the levels of profitability may be affected by numerous factors. The Board also received information relating to the operations and profitability to each Sub-Adviser from providing services to the Funds. The Board considered representations from the Adviser and each Sub-Adviser that the Sub-Adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by the Adviser and not the Funds. Accordingly, the Board concluded that the profitability of each Sub-Adviser was a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreements.

Based on its review, the Board determined that the profits reported by the Advisers from services being provided to the Funds, if any, were not excessive.

Economies of Scale

The Board considered the potential for the Adviser to experience economies of scale in the provision of advisory services to each Fund as the Funds grew. The Board considered that the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. The Board also took into account management’s discussion of the Funds’ fee structures. The Board also considered the effect of each Fund’s growth in size on its performance and fees and that, if the Fund’s assets increase over time, the Fund may realize other economies of scale. The Independent Trustees recognized that, because each Fund’s sub-advisory fees are paid by the Adviser, and not the Fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Advisory Agreement.

The Board concluded that, especially in light of the current stage of development of the Funds, the Adviser’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

“Fall-Out” Benefits

The Board received and considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationships with the Funds. The Board noted that ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in the Adviser’s business as a result of their relationships with the Funds. In addition, the Board considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the benefits of research services that may be available to the Sub-Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, as well as other benefits from increases in assets under management.

Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by the Adviser and the Sub-Advisers and their respective affiliates to be unreasonable.

North Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Conclusion

At the Meeting, after considering the above-described material factors and based on its robust deliberations and its evaluation of the information described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the approval of the renewal and continuation of the Agreements with respect to each Fund was in the best interest of each respective Fund and its shareholders.

North Square Funds

Adviser

North Square Investments, LLC
200 West Madison Street, Suite 2610
Chicago, IL 60606

Investment Sub-Adviser NSI Retail Advisors, LLC 2000 Ericsson Drive, Suite 100 Warrendale, PA 15086	Investment Sub-Adviser Red Cedar Investment Management, LLC 333 Bridge Street NW, Suite 601 Grand Rapids, MI 49504
Investment Sub-Adviser Algert Global LLC 101 California Street, Suite 3240 San Francisco, CA 94111	Investment Sub-Adviser Kennedy Capital Management LLC 10829 Olive Boulevard, Suite 100 St. Louis, MO 63141

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Fund Administrator, Transfer Agent and Fund Accountant

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Distributor

Foreside Fund Services, LLC a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group)
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

FUND INFORMATION
Fund Name		Ticker	CUSIP
North Square Spectrum Alpha Fund	Class A	ORIGX	66263L304
North Square Spectrum Alpha Fund	Class I	ORIYX	66263L858
North Square Dynamic Small Cap Fund	Class A	ORSAX	66263L502
North Square Dynamic Small Cap Fund	Class I	ORSIX	66263L825
North Square Multi Strategy Fund	Class A	ORILX	66263L700
North Square Multi Strategy Fund	Class I	PORYX	66263L833
North Square Preferred and Income Securities Fund	Class I	ORDNX	66263L882
North Square Tactical Growth Fund	Class A	ETFAX	66263L734
North Square Tactical Growth Fund	Class C	ETFCX	66263L742
North Square Tactical Growth Fund	Class I	ETFOX	66263L726
North Square Tactical Defensive Fund	Class A	ETFRX	66263L718
North Square Tactical Defensive Fund	Class C	ETFZX	66263L692
North Square Tactical Defensive Fund	Class I	ETFWX	66263L684
North Square Trilogy Alternative Return Fund	Class A	STTGX	66263L650
North Square Trilogy Alternative Return Fund	Class C	STTCX	66263L668
North Square Trilogy Alternative Return Fund	Class I	STTIX	66263L676

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and on the Funds’ website at www.northsquareinvest.com/fund-reports-holdings.

North Square Funds
c/o Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
1-855-551-5521

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1)	Not Applicable – disclosed with annual report

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3)	Not applicable

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Place Advisors Trust

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	2/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	2/6/2025

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	2/6/2025